Schedule of Investments (unaudited)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.(a)	34,114	$1,331,469
Aerojet Rocketdyne Holdings Inc.	70,428	3,293,213
Aerovironment Inc.(a)	20,345	1,262,000
Air Industries Group(a)(b)	8,577	7,779
Astra Space Inc.(a)(b)	119,971	831,399
Astronics Corp.(a)	25,096	301,152
Astrotech Corp.(a)	1,452	987
Axon Enterprise Inc.(a)	64,323	10,098,711
Boeing Co. (The)(a)	530,066	106,712,887
BWX Technologies Inc.	96,589	4,624,681
Byrna Technologies Inc.(a)	33,407	445,984
CPI Aerostructures Inc.(a)	8,440	23,041
Curtiss-Wright Corp.	35,706	4,951,351
Ducommun Inc.(a)	8,907	416,580
General Dynamics Corp.	221,827	46,244,275
HEICO Corp.(b)	40,572	5,851,294
HEICO Corp., Class A	70,756	9,093,561
Hexcel Corp.(a)	87,557	4,535,453
Howmet Aerospace Inc.	383,179	12,196,588
Huntington Ingalls Industries Inc.	37,414	6,986,690
Innovative Solutions & Support Inc.(a)	16,836	110,444
Kaman Corp.	26,101	1,126,258
Kratos Defense & Security Solutions Inc.(a)	120,931	2,346,061
L3Harris Technologies Inc.	187,394	39,959,897
Lockheed Martin Corp.	233,681	83,052,564
Maxar Technologies Inc.(b)	66,102	1,951,992
Mercury Systems Inc.(a)	53,092	2,923,246
Momentus Inc.(a)	89,516	374,177
Moog Inc., Class A	24,973	2,022,064
National Presto Industries Inc.	7,858	644,592
Northrop Grumman Corp.	141,311	54,697,249
PAE Inc.(a)	57,730	573,259
Park Aerospace Corp.	17,736	234,115
Parsons Corp.(a)(b)	18,279	615,088
Raytheon Technologies Corp.	1,451,246	124,894,231
Rocket Lab USA Inc.(a)(b)	114,470	1,405,692
SIFCO Industries Inc.(a)	614	3,991
Spirit AeroSystems Holdings Inc., Class A(b)	102,956	4,436,374
Textron Inc.	221,310	17,085,132
TransDigm Group Inc.(a)	50,476	32,116,869
Triumph Group Inc.(a)	81,973	1,518,960
Vectrus Inc.(a)	8,924	408,452
Virgin Galactic Holdings Inc.(a)(b)	178,073	2,382,617
Virtra Inc.(a)(b)	7,534	52,738
		594,145,157
Air Freight & Logistics — 0.6%
Air T Inc.(a)	379	9,532
Air Transport Services Group Inc.(a)	54,898	1,612,903
Atlas Air Worldwide Holdings Inc.(a)	25,736	2,422,272
CH Robinson Worldwide Inc.	131,350	14,137,200
Expeditors International of Washington Inc.	160,800	21,593,832
FedEx Corp.	237,298	61,374,755
Forward Air Corp.	26,885	3,255,505
GXO Logistics Inc.(a)	99,232	9,013,242
Hub Group Inc., Class A(a)	34,366	2,894,992
Radiant Logistics Inc.(a)	27,103	197,581
United Parcel Service Inc., Class B	696,714	149,333,679
		265,845,493
Security	Shares	Value

Airlines — 0.2%
Alaska Air Group Inc.(a)	122,207	$6,366,985
Allegiant Travel Co.(a)	15,794	2,954,110
American Airlines Group Inc.(a)	627,763	11,274,623
Blade Air Mobility Inc.(a)(b)	75,667	668,140
Delta Air Lines Inc.(a)	604,694	23,631,442
Frontier Group Holdings Inc.(a)(b)	45,343	615,305
Hawaiian Holdings Inc.(a)	52,623	966,684
JetBlue Airways Corp.(a)	294,580	4,194,819
Joby Aviation Inc.(a)(b)	255,640	1,866,172
SkyWest Inc.(a)	52,961	2,081,367
Southwest Airlines Co.(a)	560,878	24,028,014
Spirit Airlines Inc.(a)(b)	106,133	2,319,006
Sun Country Airlines Holdings Inc.(a)(b)	21,324	581,079
United Airlines Holdings Inc.(a)(b)	310,531	13,595,047
Wheels Up Experience Inc.(a)	170,013	788,860
		95,931,653
Auto Components — 0.3%
Adient PLC(a)(b)	82,565	3,953,212
American Axle & Manufacturing Holdings Inc.(a)	103,697	967,493
Aptiv PLC(a)	262,941	43,372,118
Autoliv Inc.	79,359	8,206,514
BorgWarner Inc.	220,557	9,940,504
Cooper-Standard Holdings Inc.(a)(b)	15,198	340,587
Dana Inc.	146,179	3,335,805
Dorman Products Inc.(a)	26,611	3,007,309
Fox Factory Holding Corp.(a)	43,384	7,379,618
Garrett Motion Inc.(a)(b)	125,057	1,004,208
Gentex Corp.	217,297	7,572,801
Gentherm Inc.(a)	28,476	2,474,564
Goodyear Tire & Rubber Co. (The)(a)	284,838	6,072,746
Horizon Global Corp.(a)(b)	44,977	358,917
LCI Industries	25,794	4,020,511
Lear Corp.	58,955	10,785,817
Luminar Technologies Inc.(a)(b)	184,967	3,127,792
Modine Manufacturing Co.(a)	68,920	695,403
Motorcar Parts of America Inc.(a)(b)	33,804	577,034
Patrick Industries Inc.	24,987	2,016,201
QuantumScape Corp., Class A(a)(b)	257,187	5,706,980
Standard Motor Products Inc.	24,173	1,266,424
Stoneridge Inc.(a)	26,013	513,497
Superior Industries International Inc.(a)(b)	68,848	308,439
Sypris Solutions Inc.(a)	17,589	43,269
Tenneco Inc., Class A(a)(b)	81,107	916,509
Unique Fabricating Inc.(a)	714	1,399
Veoneer Inc.(a)(b)	102,440	3,634,571
Visteon Corp.(a)	25,351	2,817,510
XL Fleet Corp.(a)(b)	90,474	299,469
XPEL Inc.(a)	14,412	984,051
		135,701,272
Automobiles — 2.2%
Arcimoto Inc.(a)(b)	22,613	175,929
Canoo Inc.(a)(b)	137,881	1,064,441
Faraday Future Intelligent Electric Inc.(a)(b)	165,482	880,364
Fisker Inc.(a)(b)	149,491	2,351,493
Ford Motor Co.	3,732,387	77,521,678
General Motors Co.(a)	1,379,376	80,872,815
Harley-Davidson Inc.	148,434	5,594,477
Lordstown Motors Corp., Class A(a)(b)	96,459	332,784
Lucid Group Inc.(a)(b)	529,813	20,159,385
Rivian Automotive Inc., Class A(a)(b)	159,559	16,544,673

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Automobiles (continued)
Tesla Inc.(a)	780,757	$825,088,382
Thor Industries Inc.	54,311	5,635,853
Winnebago Industries Inc.	36,766	2,754,509
Workhorse Group Inc.(a)(b)	92,248	402,201
		1,039,378,984
Banks — 4.1%
1st Constitution Bancorp	9,322	239,482
1st Source Corp.	16,870	836,752
ACNB Corp.	8,065	252,273
Affinity Bancshares Inc.(a)	2,365	36,421
Allegiance Bancshares Inc.	16,019	676,162
Amalgamated Financial Corp.	33,844	567,564
Amerant Bancorp Inc.	28,364	979,976
American National Bankshares Inc.	18,437	694,706
Ameris Bancorp	45,805	2,275,592
AmeriServ Financial Inc.	17,293	66,751
Ames National Corp.	9,986	244,557
Arrow Financial Corp.	11,422	402,397
Associated Banc-Corp.	187,204	4,228,938
Atlantic Capital Bancshares Inc.(a)	9,759	280,766
Atlantic Union Bankshares Corp.	73,847	2,753,755
Auburn National Bancorp. Inc.	595	18,862
Banc of California Inc.	55,453	1,087,988
BancFirst Corp.	17,120	1,207,987
Bancorp. Inc. (The)(a)	33,768	854,668
Bank First Corp.	8,737	631,161
Bank of America Corp.	6,907,468	307,313,251
Bank of Hawaii Corp.	49,661	4,159,605
Bank of Marin Bancorp., Class A	20,432	760,683
Bank of Princeton (The)	17,350	508,876
Bank of South Carolina Corp.	960	19,363
Bank of the James Financial Group Inc.	852	13,138
Bank OZK	113,612	5,286,366
Bank7 Corp.	2,920	67,160
BankFinancial Corp.	7,892	84,208
BankUnited Inc.	63,408	2,682,793
Bankwell Financial Group Inc.	9,002	295,626
Banner Corp.	19,279	1,169,657
Bar Harbor Bankshares	16,760	484,867
Baycom Corp.(a)	25,290	474,440
BCB Bancorp. Inc.	11,198	172,785
Berkshire Hills Bancorp. Inc.	42,958	1,221,296
BOK Financial Corp.	28,712	3,028,829
Brookline Bancorp. Inc.	34,474	558,134
Bryn Mawr Bank Corp.	17,731	798,072
Business First Bancshares Inc.	23,838	674,854
Byline Bancorp Inc.	27,897	762,983
C&F Financial Corp.	704	36,038
Cadence Bank	130,867	3,898,528
Cambridge Bancorp	7,675	718,303
Camden National Corp.	9,306	448,177
Capital City Bank Group Inc.	8,938	235,963
Capstar Financial Holdings Inc.	35,088	737,901
Carter Bankshares Inc.(a)	12,368	190,344
Cathay General Bancorp	96,357	4,142,387
CB Financial Services Inc.	829	19,979
CBTX Inc.	17,462	506,398
Central Pacific Financial Corp.	9,084	255,896
Central Valley Community Bancorp	8,731	181,343
Chemung Financial Corp.	1,353	61,940
Security	Shares	Value

Banks (continued)
CIT Group Inc.	95,360	$4,895,782
Citigroup Inc.	1,897,347	114,580,785
Citizens & Northern Corp.	10,731	280,294
Citizens Community Bancorp. Inc./WI	799	11,002
Citizens Financial Group Inc.	404,820	19,127,745
Citizens Holding Co.	828	15,525
City Holding Co.	12,074	987,532
Civista Bancshares Inc.	10,793	263,349
CNB Financial Corp./PA	10,923	289,460
Coastal Financial Corp./WA(a)(b)	30,027	1,519,967
Codorus Valley Bancorp. Inc.	11,264	243,302
Colony Bankcorp Inc.	8,078	137,891
Columbia Banking System Inc.	54,505	1,783,404
Comerica Inc.	127,919	11,128,953
Commerce Bancshares Inc.	122,481	8,419,344
Community Bank System Inc.	43,616	3,248,520
Community Financial Corp. (The)	1,709	67,181
Community Trust Bancorp. Inc.	17,209	750,485
Community West Bancshares	8,084	107,517
ConnectOne Bancorp. Inc.	32,975	1,078,612
CrossFirst Bankshares Inc.(a)	68,058	1,062,385
Cullen/Frost Bankers Inc.	60,139	7,581,724
Customers Bancorp. Inc.(a)	20,317	1,328,122
CVB Financial Corp.	108,076	2,313,907
Dime Community Bancshares Inc.	40,759	1,433,086
Eagle Bancorp. Inc.	22,012	1,284,180
Eagle Bancorp. Montana Inc.	1,904	43,754
East West Bancorp. Inc.	139,201	10,952,335
Eastern Bankshares Inc.	182,336	3,677,717
Emclaire Financial Corp.	214	6,099
Enterprise Bancorp. Inc./MA	8,187	367,760
Enterprise Financial Services Corp.	40,834	1,922,873
Equity Bancshares Inc., Class A	9,972	338,350
Evans Bancorp. Inc.	1,835	73,951
Farmers & Merchants Bancorp. Inc./Archbold OH	19,312	634,013
Farmers National Banc Corp.	19,914	369,405
FB Financial Corp.	33,420	1,464,464
Fidelity D&D Bancorp. Inc.	8,201	483,859
Fifth Third Bancorp	656,589	28,594,451
Financial Institutions Inc.	12,186	387,515
First Bancorp. Inc. (The)	8,848	277,827
First BanCorp./Puerto Rico.	143,825	1,981,909
First Bancorp./Southern Pines NC	19,222	878,830
First Bancshares Inc. (The)	29,466	1,137,977
First Bank/Hamilton NJ	8,506	123,422
First Busey Corp.	41,958	1,137,901
First Business Financial Services Inc.	9,607	280,236
First Capital Inc.	978	39,071
First Citizens BancShares Inc./NC, Class A(b)	7,442	6,175,669
First Commonwealth Financial Corp.	43,678	702,779
First Community Bankshares Inc.	16,839	562,759
First Community Corp./SC	8,113	168,426
First Financial Bancorp	65,509	1,597,109
First Financial Bankshares Inc.	123,274	6,267,250
First Financial Corp./IN	10,019	453,761
First Financial Northwest Inc.	8,842	142,975
First Foundation Inc.	61,620	1,531,873
First Guaranty Bancshares Inc.	25,836	526,538
First Hawaiian Inc.	129,108	3,528,522
First Horizon Corp.	521,468	8,515,572

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Internet Bancorp	1,999	$94,033
First Interstate BancSystem Inc., Class A	54,689	2,224,202
First Merchants Corp.	51,095	2,140,370
First Mid Bancshares Inc.	23,900	1,022,681
First Midwest Bancorp. Inc.	82,119	1,681,797
First National Corp./VA	3,235	73,920
First Northwest Bancorp	11,229	227,163
First of Long Island Corp. (The)	25,248	545,104
First Republic Bank/CA	168,258	34,746,960
First Savings Financial Group Inc.	642	16,949
First U.S. Bancshares Inc.	8,002	84,661
First United Corp.	8,234	155,376
Flushing Financial Corp.	26,133	635,032
FNB Corp.	359,849	4,364,968
Franklin Financial Services Corp.	883	29,139
Fulton Financial Corp.	213,010	3,621,170
FVCBankcorp Inc.(a)(b)	31,735	628,670
German American Bancorp. Inc.	18,234	710,761
Glacier Bancorp. Inc.	106,338	6,029,365
Glen Burnie Bancorp	598	8,354
Great Southern Bancorp. Inc.	8,795	521,104
Great Western Bancorp. Inc.	30,365	1,031,195
Guaranty Bancshares Inc./TX	19,542	734,388
Hancock Whitney Corp.	96,101	4,806,972
Hanmi Financial Corp.	14,565	344,899
Harborone Bancorp. Inc.	63,647	944,522
Hawthorn Bancshares Inc.	8,913	230,223
HBT Financial Inc.	8,716	163,251
Heartland Financial USA Inc.	44,014	2,227,549
Heritage Commerce Corp.	70,807	845,436
Heritage Financial Corp./WA	21,867	534,429
Hilltop Holdings Inc.	69,504	2,442,371
Home BancShares Inc./AR	148,882	3,625,277
HomeStreet Inc.	11,574	601,848
HomeTrust Bancshares Inc.	17,196	532,732
Hope Bancorp Inc.	84,149	1,237,832
Horizon Bancorp Inc./IN	25,564	533,009
Howard Bancorp. Inc.(a)	2,396	52,209
Huntington Bancshares Inc./OH	1,432,136	22,083,537
Independent Bank Corp.	36,751	2,996,309
Independent Bank Corp./MI	18,310	437,060
Independent Bank Group Inc.	37,014	2,670,560
International Bancshares Corp.	51,284	2,173,929
Investar Holding Corp.	10,197	187,727
Investors Bancorp. Inc.	169,133	2,562,365
JPMorgan Chase & Co.	2,823,472	447,096,791
KeyCorp	906,765	20,973,474
Lakeland Bancorp. Inc.	35,678	677,525
Lakeland Financial Corp.	24,660	1,976,252
Landmark Bancorp. Inc./Manhattan KS	861	24,539
LCNB Corp.	10,369	202,507
Limestone Bancorp. Inc.(a)	457	8,523
Live Oak Bancshares Inc.(b)	34,797	3,037,430
M&T Bank Corp.	122,507	18,814,625
Macatawa Bank Corp.	29,142	257,032
MainStreet Bancshares Inc.(a)	3,013	74,090
Malvern Bancorp. Inc.(a)(b)	8,051	126,159
Mercantile Bank Corp.	16,906	592,217
Meridian Corp.	1,164	42,800
Meta Financial Group Inc.	28,064	1,674,298
Security	Shares	Value

Banks (continued)
Metrocity Bankshares Inc.	18,580	$511,507
Metropolitan Bank Holding Corp.(a)	7,622	811,972
Mid Penn Bancorp. Inc.	6,443	204,501
Middlefield Banc Corp.	538	13,353
Midland States Bancorp. Inc.	23,874	591,836
MidWestOne Financial Group Inc.	9,630	311,723
MVB Financial Corp.	9,838	408,474
National Bank Holdings Corp., Class A	23,140	1,016,772
National Bankshares Inc.	9,372	339,829
NBT Bancorp. Inc.	36,179	1,393,615
Nicolet Bankshares Inc.(a)(b)	11,062	948,567
Northeast Bank	1,049	37,481
Northrim Bancorp. Inc.	8,085	351,374
Norwood Financial Corp.	2,275	59,127
Oak Valley Bancorp	8,054	140,140
OceanFirst Financial Corp.	53,636	1,190,719
OFG Bancorp	35,748	949,467
Ohio Valley Banc Corp.	781	22,688
Old National Bancorp./IN	126,939	2,300,135
Old Point Financial Corp.	766	17,449
Old Second Bancorp. Inc.	29,025	365,425
Origin Bancorp Inc.	16,586	711,871
Orrstown Financial Services Inc.	10,207	257,216
Pacific Premier Bancorp. Inc.	80,724	3,231,382
PacWest Bancorp	103,681	4,683,271
Park National Corp.	17,219	2,364,341
Parke Bancorp. Inc.	9,278	197,436
Pathfinder Bancorp. Inc.	713	12,071
Patriot National Bancorp Inc.(a)	59	917
Peapack Gladstone Financial Corp.	12,206	432,092
Penns Woods Bancorp. Inc.	10,814	254,886
Peoples Bancorp. Inc./OH	25,627	815,195
Peoples Bancorp. of North Carolina Inc.	893	24,638
Peoples Financial Services Corp.	8,103	426,947
People’s United Financial Inc.	421,078	7,503,610
Pinnacle Financial Partners Inc.	77,689	7,419,300
Plumas Bancorp	7,891	266,637
PNC Financial Services Group Inc. (The)	402,413	80,691,855
Popular Inc.	76,853	6,305,020
Preferred Bank/Los Angeles CA	5,779	414,874
Primis Financial Corp.	19,383	291,520
Prosperity Bancshares Inc.	90,432	6,538,234
QCR Holdings Inc.	9,331	522,536
RBB Bancorp	26,477	693,697
Regions Financial Corp.	914,138	19,928,208
Reliant Bancorp Inc.	25,090	890,695
Renasant Corp.	43,757	1,660,578
Republic Bancorp. Inc./KY, Class A	9,373	476,523
Republic First Bancorp. Inc.(a)(b)	32,276	120,067
S&T Bancorp. Inc.	20,399	642,977
Salisbury Bancorp. Inc.	207	10,946
Sandy Spring Bancorp. Inc.	59,667	2,868,789
SB Financial Group Inc.	2,194	42,717
Seacoast Banking Corp. of Florida	39,119	1,384,421
ServisFirst Bancshares Inc.	46,814	3,976,381
Shore Bancshares Inc.	20,198	421,128
Sierra Bancorp	10,270	278,831
Signature Bank/New York NY	59,269	19,171,743
Silvergate Capital Corp., Class A(a)	25,464	3,773,765
Simmons First National Corp., Class A	86,790	2,567,248

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
SmartFinancial Inc.	9,473	$259,181
Sound Financial Bancorp. Inc.	260	11,440
South Plains Financial Inc.	2,685	74,670
South State Corp.	69,385	5,558,432
Southern First Bancshares Inc.(a)	8,000	499,920
Southside Bancshares Inc.	22,706	949,565
Spirit of Texas Bancshares Inc.	25,925	746,122
Sterling Bancorp./DE	201,663	5,200,889
Stock Yards Bancorp. Inc.	34,194	2,184,313
Summit Financial Group Inc.	8,722	239,419
Summit State Bank	954	14,377
SVB Financial Group(a)	56,289	38,177,451
Synovus Financial Corp.	148,983	7,131,816
Texas Capital Bancshares Inc.(a)	53,384	3,216,386
Tompkins Financial Corp.	9,413	786,739
Towne Bank/Portsmouth VA	60,725	1,918,303
TriCo Bancshares	34,689	1,490,239
TriState Capital Holdings Inc.(a)	20,474	619,543
Triumph Bancorp. Inc.(a)	20,191	2,404,344
Truist Financial Corp.	1,284,717	75,220,180
Trustmark Corp.	60,524	1,964,609
U.S. Bancorp	1,314,410	73,830,410
UMB Financial Corp.	42,972	4,559,759
Umpqua Holdings Corp.	211,780	4,074,647
Union Bankshares Inc./Morrisville VT	808	23,480
United Bancorp. Inc./OH	7,907	131,731
United Bancshares Inc./OH	679	20,710
United Bankshares Inc./WV	145,607	5,282,622
United Community Banks Inc./GA	70,981	2,551,057
United Security Bancshares/Fresno CA	9,573	77,733
Unity Bancorp. Inc.	8,062	211,628
Univest Financial Corp.	51,355	1,536,542
Valley National Bancorp	416,464	5,726,380
Veritex Holdings Inc.	31,763	1,263,532
Village Bank and Trust Financial Corp.	113	6,396
Virginia National Bankshares Corp.	883	32,671
Washington Trust Bancorp. Inc.	16,635	937,715
Webster Financial Corp.	87,228	4,870,812
Wells Fargo & Co.	3,830,048	183,765,703
WesBanco Inc.	61,467	2,150,730
West Bancorp. Inc.	16,862	523,902
Westamerica Bancorp	18,425	1,063,675
Western Alliance Bancorp	103,237	11,113,463
Wintrust Financial Corp.	62,436	5,670,438
Zions Bancorp. NA	150,455	9,502,738
		1,900,590,746
Beverages — 1.3%
Alkaline Water Co. Inc. (The)(a)(b)	185,217	218,556
Boston Beer Co. Inc. (The), Class A, NVS(a)	8,916	4,503,472
Brown-Forman Corp., Class A	53,284	3,612,122
Brown-Forman Corp., Class B, NVS	181,303	13,209,737
Celsius Holdings Inc.(a)	40,830	3,044,693
Coca-Cola Co. (The)	3,716,148	220,033,123
Coca-Cola Consolidated Inc.	3,700	2,291,003
Constellation Brands Inc., Class A	160,742	40,341,420
Duckhorn Portfolio Inc. (The)(a)	35,226	822,175
Eastside Distilling Inc.(a)(b)	8,123	14,540
Keurig Dr Pepper Inc.	709,352	26,146,715
MGP Ingredients Inc.	10,157	863,243
Molson Coors Beverage Co., Class B	183,102	8,486,778
Security	Shares	Value

Beverages (continued)
Monster Beverage Corp.(a)	361,282	$34,697,523
National Beverage Corp.	16,088	729,269
NewAge Inc.(a)(b)	103,140	106,234
PepsiCo Inc.	1,320,240	229,338,890
Reed’s Inc.(a)(b)	8,917	3,199
Willamette Valley Vineyards Inc.(a)	794	6,892
		588,469,584
Biotechnology — 2.4%
2seventy bio Inc.(a)(b)	20,917	536,103
4D Molecular Therapeutics Inc.(a)	17,680	387,899
89bio Inc.(a)	6,002	78,446
Aadi Bioscience Inc.(a)(b)	9,237	223,074
AbbVie Inc.	1,689,833	228,803,388
Abeona Therapeutics Inc.(a)(b)	25,641	8,641
ACADIA Pharmaceuticals Inc.(a)(b)	115,219	2,689,211
Achieve Life Sciences Inc.(a)	94	731
Acorda Therapeutics Inc.(a)	7,359	17,588
Actinium Pharmaceuticals Inc.(a)(b)	6,324	38,007
Adagio Therapeutics Inc.(a)(b)	17,745	128,829
Adicet Bio Inc.(a)	10,329	180,654
ADMA Biologics Inc.(a)(b)	55,156	77,770
Adverum Biotechnologies Inc.(a)(b)	106,606	187,627
Aeglea BioTherapeutics Inc.(a)	14,928	70,908
Agenus Inc.(a)(b)	201,810	649,828
AgeX Therapeutics Inc.(a)(b)	7,145	7,788
Agios Pharmaceuticals Inc.(a)(b)	53,083	1,744,838
AIkido Pharma Inc.(a)	40,759	23,926
AIM ImmunoTech Inc.(a)(b)	8,801	8,097
Akebia Therapeutics Inc.(a)	166,769	376,898
Akero Therapeutics Inc.(a)	18,117	383,175
Albireo Pharma Inc.(a)(b)	14,356	334,351
Aldeyra Therapeutics Inc.(a)	76,243	304,972
Alector Inc.(a)(b)	88,820	1,834,133
Alkermes PLC(a)	151,042	3,513,237
Allakos Inc.(a)(b)	33,750	330,412
Allena Pharmaceuticals Inc.(a)(b)	76,737	45,467
Allogene Therapeutics Inc.(a)(b)	60,530	903,108
Allovir Inc.(a)	51,831	670,693
Alnylam Pharmaceuticals Inc.(a)	114,158	19,358,914
Alpine Immune Sciences Inc.(a)	718	9,944
Altimmune Inc.(a)	48,956	448,437
ALX Oncology Holdings Inc.(a)(b)	8,922	191,734
Amgen Inc.	546,702	122,991,549
Amicus Therapeutics Inc.(a)(b)	265,441	3,065,844
AnaptysBio Inc.(a)	23,807	827,293
Anavex Life Sciences Corp.(a)(b)	103,483	1,794,395
Anika Therapeutics Inc.(a)(b)	16,675	597,465
Anixa Biosciences Inc.(a)(b)	8,766	26,035
Annexon Inc.(a)	27,066	310,988
Annovis Bio Inc.(a)(b)	8,862	155,794
Apellis Pharmaceuticals Inc.(a)	72,993	3,451,109
Applied Genetic Technologies Corp./DE(a)(b)	32,095	60,981
Applied Molecular Transport Inc.(a)	12,728	177,937
Applied Therapeutics Inc.(a)	9,369	83,853
Aprea Therapeutics Inc.(a)(b)	13,948	40,031
Aptevo Therapeutics Inc.(a)	1,033	8,130
Aptinyx Inc.(a)	15,494	41,369
AquaBounty Technologies Inc.(a)(b)	101,220	212,562
Aravive Inc.(a)(b)	1,635	3,581
ARCA biopharma Inc.(a)(b)	48	103

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Arcturus Therapeutics Holdings Inc.(a)(b)	18,542	$686,239
Arcus Biosciences Inc.(a)(b)	44,984	1,820,502
Arcutis Biotherapeutics Inc.(a)(b)	25,947	538,141
Ardelyx Inc.(a)(b)	95,910	105,501
Arena Pharmaceuticals Inc.(a)	54,979	5,109,748
Aridis Pharmaceuticals Inc.(a)	6,297	14,672
Armata Pharmaceuticals Inc.(a)(b)	5	27
Arrowhead Pharmaceuticals Inc.(a)	99,232	6,579,082
Assembly Biosciences Inc.(a)(b)	50,504	117,674
Astria Therapeutics Inc.(a)(b)	76	410
Atara Biotherapeutics Inc.(a)(b)	90,266	1,422,592
Athenex Inc.(a)(b)	68,470	93,119
Athersys Inc.(a)(b)	286,102	258,236
Atreca Inc., Class A(a)(b)	46,004	139,392
aTyr Pharma Inc.(a)(b)	406	3,033
Avalo Therapeutics Inc.(a)	42,729	72,639
AVEO Pharmaceuticals Inc.(a)(b)	20,514	96,211
Avid Bioservices Inc.(a)(b)	73,556	2,146,364
Avidity Biosciences Inc.(a)	58,209	1,383,628
Avita Medical Inc.(a)	24,048	288,095
Avrobio Inc.(a)	44,767	172,353
Beam Therapeutics Inc.(a)(b)	42,911	3,419,578
Bellicum Pharmaceuticals Inc.(a)(b)	6,424	9,572
BioAtla Inc.(a)	11,716	229,985
Biocept Inc.(a)	189	684
BioCryst Pharmaceuticals Inc.(a)(b)	162,817	2,255,015
Biogen Inc.(a)	143,228	34,363,262
Biohaven Pharmaceutical Holding Co. Ltd.(a)	58,471	8,057,889
BioMarin Pharmaceutical Inc.(a)	180,472	15,944,701
Bio-Path Holdings Inc.(a)	260	980
Bioxcel Therapeutics Inc.(a)(b)	15,454	314,180
Black Diamond Therapeutics Inc.(a)	19,529	104,090
Bluebird Bio Inc.(a)	62,897	628,341
Blueprint Medicines Corp.(a)(b)	62,421	6,685,913
Bolt Biotherapeutics Inc.(a)(b)	19,925	97,633
BrainStorm Cell Therapeutics Inc.(a)(b)	17,585	70,340
Brickell Biotech Inc.(a)	983	225
Bridgebio Pharma Inc.(a)	108,544	1,810,514
Brooklyn ImmunoTherapeutics Inc.(a)(b)	9,882	41,208
C4 Therapeutics Inc.(a)	36,603	1,178,617
Cabaletta Bio Inc.(a)	7,202	27,296
Caladrius Biosciences Inc.(a)	7,825	6,586
Calithera Biosciences Inc.(a)(b)	40,453	26,909
Calyxt Inc.(a)(b)	33,768	71,926
Capricor Therapeutics Inc.(a)(b)	603	1,767
Cardiff Oncology Inc.(a)(b)	36,522	219,497
CareDx Inc.(a)	46,503	2,114,956
Caribou Biosciences Inc.(a)	32,502	490,455
CASI Pharmaceuticals Inc.(a)(b)	26,113	20,890
Catalyst Biosciences Inc.(a)	7,328	6,698
Catalyst Pharmaceuticals Inc.(a)	97,070	657,164
Celldex Therapeutics Inc.(a)	40,183	1,552,671
Cellectar Biosciences Inc.(a)	59	39
CEL-SCI Corp.(a)(b)	57,686	409,571
Celsion Corp.(a)(b)	34,004	18,362
Cerevel Therapeutics Holdings Inc.(a)(b)	49,642	1,609,394
Checkpoint Therapeutics Inc.(a)(b)	42,693	132,775
ChemoCentryx Inc.(a)	53,620	1,952,304
Chimerix Inc.(a)(b)	70,943	456,163
Chinook Therapeutics Inc.(a)	43,629	711,589
Security	Shares	Value

Biotechnology (continued)
Cidara Therapeutics Inc.(a)(b)	9,296	$11,806
Clovis Oncology Inc.(a)(b)	87,267	236,494
Cohbar Inc.(a)(b)	183,204	64,103
Coherus Biosciences Inc.(a)(b)	52,584	839,241
Concert Pharmaceuticals Inc.(a)	16,697	52,596
Contra GTX Inc., NVS(a)(b)(c)	722	740
ContraFect Corp.(a)(b)	16,613	43,692
Corbus Pharmaceuticals Holdings Inc.(a)(b)	69,271	42,650
Cortexyme Inc.(a)(b)	13,945	175,986
Corvus Pharmaceuticals Inc.(a)(b)	901	2,171
Crinetics Pharmaceuticals Inc.(a)	23,935	679,993
CTI BioPharma Corp.(a)(b)	29,411	72,939
Cue Biopharma Inc.(a)	29,030	328,329
Cullinan Oncology Inc.(a)(b)	18,470	284,992
Curis Inc.(a)(b)	94,007	447,473
Cyclacel Pharmaceuticals Inc.(a)	39	151
Cyclerion Therapeutics Inc.(a)(b)	15,858	27,276
Cytokinetics Inc.(a)(b)	78,680	3,586,234
CytomX Therapeutics Inc.(a)	52,668	228,052
Deciphera Pharmaceuticals Inc.(a)(b)	38,104	372,276
Denali Therapeutics Inc.(a)	93,554	4,172,508
Dermtech Inc.(a)(b)	28,922	456,968
DiaMedica Therapeutics Inc.(a)	8,511	31,746
Dyadic International Inc.(a)(b)	2,880	13,018
Dynavax Technologies Corp.(a)(b)	83,297	1,171,989
Dyne Therapeutics Inc.(a)(b)	40,552	482,163
Eagle Pharmaceuticals Inc./DE(a)	8,065	410,670
Editas Medicine Inc.(a)	67,634	1,795,683
Eiger BioPharmaceuticals Inc.(a)	18,738	97,250
Eledon Pharmaceuticals Inc.(a)(b)	17	75
Emergent BioSolutions Inc.(a)(b)	43,321	1,883,164
Enanta Pharmaceuticals Inc.(a)	15,343	1,147,350
Epizyme Inc.(a)(b)	74,975	187,437
Equillium Inc.(a)(b)	5,503	20,636
Erasca Inc.(a)(b)	42,472	661,714
Exact Sciences Corp.(a)	164,951	12,838,136
Exagen Inc.(a)	5,469	63,604
Exelixis Inc.(a)	308,620	5,641,574
Exicure Inc.(a)(b)	208,759	42,190
Fate Therapeutics Inc.(a)(b)	81,355	4,760,081
FibroGen Inc.(a)(b)	86,998	1,226,672
First Wave BioPharma Inc.(a)	6,468	9,346
Forma Therapeutics Holdings Inc.(a)	16,656	236,848
Forte Biosciences Inc.(a)	6,792	14,535
Fortress Biotech Inc.(a)(b)	96,396	240,990
Frequency Therapeutics Inc.(a)(b)	36,757	188,563
F-Star(c)	11,084	4,434
F-Star Therapeutics Inc.(a)(b)	13,892	69,738
F-Star Therapeutics Inc. New(c)	11,084	4,434
G1 Therapeutics Inc.(a)(b)	25,427	259,610
Galectin Therapeutics Inc.(a)(b)	34,129	70,647
Galera Therapeutics Inc.(a)(b)	5,836	26,787
Gemini Therapeutics Inc.(a)(b)	45,185	131,488
Generation Bio Co.(a)(b)	56,225	398,073
Genocea Biosciences Inc.(a)	1,549	1,797
Geron Corp.(a)(b)	360,495	439,804
Gilead Sciences Inc.	1,216,060	88,298,117
Ginkgo Bioworks Holdings Inc.(a)(b)	1,031,264	8,569,804
Global Blood Therapeutics Inc.(a)(b)	54,570	1,597,264
GlycoMimetics Inc.(a)(b)	41,729	60,090

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Gossamer Bio Inc.(a)(b)	69,289	$783,659
Gritstone bio Inc.(a)(b)	69,786	897,448
Halozyme Therapeutics Inc.(a)	139,557	5,611,587
Harpoon Therapeutics Inc.(a)(b)	13,403	101,193
Heat Biologics Inc.(a)(b)	11,908	36,200
Heron Therapeutics Inc.(a)(b)	81,980	748,477
Histogen Inc.(a)	1,358	452
Homology Medicines Inc.(a)(b)	40,260	146,546
Hookipa Pharma Inc.(a)(b)	11,099	25,861
Horizon Therapeutics PLC(a)	215,721	23,246,095
Humanigen Inc.(a)(b)	103,982	386,813
iBio Inc.(a)	463,362	254,386
Icosavax Inc.(a)(b)	22,518	515,212
Ideaya Biosciences Inc.(a)	32,724	773,595
Idera Pharmaceuticals Inc.(a)	10,392	5,923
IGM Biosciences Inc.(a)(b)	7,899	231,678
Immucell Corp.(a)	736	5,881
Immunic Inc.(a)	3,877	37,103
ImmunityBio Inc.(a)(b)	55,105	335,038
ImmunoGen Inc.(a)(b)	172,110	1,277,056
Immunovant Inc.(a)	49,244	419,559
Incyte Corp.(a)	185,138	13,589,129
Infinity Pharmaceuticals Inc.(a)(b)	53,338	120,011
Inhibrx Inc.(a)	24,720	1,079,522
Inmune Bio Inc.(a)	2,627	26,795
Inovio Pharmaceuticals Inc.(a)(b)	236,111	1,178,194
Insmed Inc.(a)(b)	124,877	3,401,649
Intellia Therapeutics Inc.(a)(b)	67,521	7,983,683
Intercept Pharmaceuticals Inc.(a)(b)	29,012	472,605
Invitae Corp.(a)	205,912	3,144,276
Ionis Pharmaceuticals Inc.(a)(b)	139,878	4,256,488
Iovance Biotherapeutics Inc.(a)(b)	134,544	2,568,445
Ironwood Pharmaceuticals Inc.(a)	149,868	1,747,461
IsoRay Inc.(a)(b)	60,587	23,496
iTeos Therapeutics Inc.(a)	31,906	1,485,543
IVERIC bio Inc.(a)(b)	106,782	1,785,395
Janux Therapeutics Inc.(a)(b)	28,603	564,337
Jounce Therapeutics Inc.(a)	18,955	158,274
KalVista Pharmaceuticals Inc.(a)	16,283	215,424
Karuna Therapeutics Inc.(a)	18,840	2,468,040
Karyopharm Therapeutics Inc.(a)(b)	70,770	455,051
Keros Therapeutics Inc.(a)	13,888	812,587
Kezar Life Sciences Inc.(a)	32,493	543,283
Kiniksa Pharmaceuticals Ltd., Class A(a)	27,795	327,147
Kinnate Biopharma Inc.(a)	21,366	378,606
Kodiak Sciences Inc.(a)(b)	29,681	2,516,355
Kronos Bio Inc.(a)(b)	60,628	823,935
Krystal Biotech Inc.(a)	21,221	1,484,409
Kura Oncology Inc.(a)(b)	63,459	888,426
Kymera Therapeutics Inc.(a)	33,939	2,154,787
La Jolla Pharmaceutical Co.(a)	17,026	79,171
Larimar Therapeutics Inc.(a)	1,212	13,077
Lexicon Pharmaceuticals Inc.(a)(b)	49,026	193,162
Ligand Pharmaceuticals Inc.(a)(b)	17,967	2,775,183
Lineage Cell Therapeutics Inc.(a)(b)	104,091	255,023
LogicBio Therapeutics Inc.(a)(b)	6,858	15,842
Lumos Pharma Inc.(a)	2,356	16,351
MacroGenics Inc.(a)	63,731	1,022,883
Madrigal Pharmaceuticals Inc.(a)	8,568	726,052
Magenta Therapeutics Inc.(a)	19,046	84,374
Security	Shares	Value

Biotechnology (continued)
MannKind Corp.(a)(b)	279,443	$1,221,166
Marker Therapeutics Inc.(a)	102,406	97,306
Matinas BioPharma Holdings Inc.(a)(b)	234,629	236,975
MediciNova Inc.(a)(b)	28,829	77,262
MEI Pharma Inc.(a)	47,444	126,675
Merrimack Pharmaceuticals Inc.(a)	9,595	37,516
Mersana Therapeutics Inc.(a)(b)	67,673	420,926
MiMedx Group Inc.(a)	81,121	489,971
Minerva Neurosciences Inc.(a)(b)	16,802	13,458
Miragen Therapeutics Inc.(c)	119	—
Mirati Therapeutics Inc.(a)	50,455	7,401,244
Mirum Pharmaceuticals Inc.(a)	5,791	92,366
Moderna Inc.(a)	338,107	85,872,416
Molecular Templates Inc.(a)	58,587	229,661
Moleculin Biotech Inc.(a)	6,874	12,786
Monte Rosa Therapeutics Inc.(a)(b)	27,507	561,693
Morphic Holding Inc.(a)	25,545	1,210,322
Mustang Bio Inc.(a)(b)	95,998	159,357
Myovant Sciences Ltd.(a)(b)	38,430	598,355
Myriad Genetics Inc.(a)	71,461	1,972,324
NanoViricides Inc.(a)	1,651	6,142
Natera Inc.(a)	96,584	9,019,980
Navidea Biopharmaceuticals Inc.(a)(b)	7,148	7,148
Neoleukin Therapeutics Inc.(a)	49,023	236,291
NeuBase Therapeutics Inc.(a)(b)	6,712	18,861
Neurocrine Biosciences Inc.(a)	87,602	7,461,062
NextCure Inc.(a)(b)	19,087	114,522
Nkarta Inc.(a)	20,013	307,200
Novavax Inc.(a)(b)	71,614	10,245,815
Nurix Therapeutics Inc.(a)	42,902	1,242,013
Nuvalent Inc., Class A(a)(b)	23,601	449,363
Ocugen Inc.(a)(b)	167,333	761,365
Olema Pharmaceuticals Inc.(a)(b)	16,356	153,092
OncoSec Medical Inc.(a)(b)	1,207	1,158
Oncternal Therapeutics Inc.(a)(b)	90,273	204,920
OpGen Inc.(a)	1	1
OPKO Health Inc.(a)(b)	408,306	1,963,952
Oragenics Inc.(a)	45,473	20,281
Organogenesis Holdings Inc., Class A(a)	59,585	550,565
Organovo Holdings Inc.(a)(b)	3,278	11,899
Orgenesis Inc.(a)(b)	11,459	33,002
ORIC Pharmaceuticals Inc.(a)(b)	52,264	768,281
Ovid therapeutics Inc.(a)(b)	34,482	110,687
Oyster Point Pharma Inc.(a)(b)	5,845	106,730
Palatin Technologies Inc.(a)(b)	132,465	67,769
Passage Bio Inc.(a)(b)	23,824	151,282
PDL BioPharma Inc.(a)(c)	136,030	251,996
PDS Biotechnology Corp.(a)(b)	5,447	44,121
PhaseBio Pharmaceuticals Inc.(a)(b)	44,873	117,119
Phio Pharmaceuticals Corp.(a)(b)	7	7
Pieris Pharmaceuticals Inc.(a)(b)	105,964	400,544
Plus Therapeutics Inc.(a)	9	9
PMV Pharmaceuticals Inc.(a)	16,660	384,846
Point Biopharma Global Inc.(a)(b)	92,822	519,803
PolarityTE Inc.(a)(b)	19,395	11,385
Praxis Precision Medicines Inc.(a)	62,197	1,225,281
Precigen Inc.(a)(b)	103,830	385,209
Precision BioSciences Inc.(a)	78,072	577,733
Prelude Therapeutics Inc.(a)(b)	11,205	139,502
Progenics Pharmaceuticals Inc.(a)(b)(c)	10,240	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Protagonist Therapeutics Inc.(a)	40,859	$1,397,378
Protara Therapeutics Inc.(a)(b)	3,853	26,008
Prothena Corp. PLC(a)	39,509	1,951,745
PTC Therapeutics Inc.(a)(b)	72,133	2,873,057
Puma Biotechnology Inc.(a)	29,581	89,926
Qualigen Therapeutics Inc.(a)	578	618
Radius Health Inc.(a)	42,788	296,093
RAPT Therapeutics Inc.(a)	29,799	1,094,517
Recursion Pharmaceuticals Inc., Class A(a)(b)	25,126	430,408
Regeneron Pharmaceuticals Inc.(a)	101,638	64,186,430
REGENXBIO Inc.(a)	33,183	1,085,084
Regulus Therapeutics Inc.(a)	1,182	372
Relay Therapeutics Inc.(a)(b)	59,832	1,837,441
Replimune Group Inc.(a)	28,067	760,616
REVOLUTION Medicines Inc.(a)(b)	74,748	1,881,407
Rexahn Pharmaceuticals Inc.(c)	266	59
Rhythm Pharmaceuticals Inc.(a)	37,009	369,350
Rigel Pharmaceuticals Inc.(a)(b)	201,459	533,866
Rocket Pharmaceuticals Inc.(a)(b)	38,895	849,078
Rubius Therapeutics Inc.(a)(b)	43,081	417,024
Sage Therapeutics Inc.(a)(b)	50,365	2,142,527
Salarius Pharmaceuticals Inc.(a)	802	397
Sana Biotechnology Inc.(a)(b)	79,530	1,231,124
Sangamo Therapeutics Inc.(a)(b)	109,804	823,530
Sarepta Therapeutics Inc.(a)	89,160	8,028,858
Savara Inc.(a)(b)	18,532	22,980
Scholar Rock Holding Corp.(a)(b)	17,260	428,738
Seagen Inc.(a)	129,365	19,999,829
Selecta Biosciences Inc.(a)	209,045	681,487
SELLAS Life Sciences Group Inc.(a)	2	11
Seres Therapeutics Inc.(a)(b)	53,091	442,248
Sesen Bio Inc.(a)	124,602	101,551
Shattuck Labs Inc.(a)	19,802	168,515
Silverback Therapeutics Inc.(a)(b)	13,755	91,608
Soleno Therapeutics Inc.(a)(b)	600	246
Solid Biosciences Inc.(a)(b)	33,353	58,368
Soligenix Inc.(a)(b)	16,122	10,645
Sonnet BioTherapeutics Holdings Inc.(a)	39	16
Sorrento Therapeutics Inc.(a)(b)	336,519	1,564,813
Spectrum Pharmaceuticals Inc.(a)	139,308	176,921
Spero Therapeutics Inc.(a)	11,406	182,610
SpringWorks Therapeutics Inc.(a)	23,597	1,462,542
Statera Biopharma Inc.(a)	741	1,704
Stoke Therapeutics Inc.(a)	19,146	459,313
Sutro Biopharma Inc.(a)	25,566	380,422
Syndax Pharmaceuticals Inc.(a)(b)	46,110	1,009,348
Synlogic Inc.(a)(b)	3,734	9,036
Synthetic Biologics Inc.(a)	1,090	297
Syros Pharmaceuticals Inc.(a)(b)	66,466	216,679
T2 Biosystems Inc.(a)(b)	69,752	36,006
Tango Therapeutics Inc.(a)(b)	61,447	672,230
Taysha Gene Therapies Inc.(a)	42,784	498,434
TCR2 Therapeutics Inc.(a)	34,562	161,059
Tempest Therapeutics Inc.(a)	88	465
Tenax Therapeutics Inc.(a)	627	652
TG Therapeutics Inc.(a)	142,333	2,704,327
Tonix Pharmaceuticals Holding Corp.(a)	537,954	192,426
Tracon Pharmaceuticals Inc.(a)(b)	632	1,751
Travere Therapeutics Inc.(a)	60,969	1,892,478
Trevena Inc.(a)	98,091	57,138
Security	Shares	Value

Biotechnology (continued)
Turning Point Therapeutics Inc.(a)	54,227	$2,586,628
Twist Bioscience Corp.(a)(b)	50,586	3,914,851
Tyme Technologies Inc.(a)(b)	243,396	146,792
Ultragenyx Pharmaceutical Inc.(a)(b)	62,083	5,220,559
uniQure NV(a)	36,386	754,646
United Therapeutics Corp.(a)	43,106	9,314,344
Vaccinex Inc.(a)(b)	2,566	2,694
Vanda Pharmaceuticals Inc.(a)	62,133	974,867
Vaxart Inc.(a)(b)	114,621	718,674
Vaxcyte Inc.(a)(b)	17,512	416,610
VBI Vaccines Inc.(a)	288,943	676,127
Veracyte Inc.(a)(b)	72,953	3,005,664
Verastem Inc.(a)	118,281	242,476
Vericel Corp.(a)	43,786	1,720,790
Vertex Pharmaceuticals Inc.(a)(b)	248,249	54,515,480
Verve Therapeutics Inc.(a)(b)	14,008	516,475
Viking Therapeutics Inc.(a)(b)	78,852	362,719
Vir Biotechnology Inc.(a)	80,319	3,362,957
Viracta Therapeutics Inc.(a)	3,227	11,779
Viridian Therapeutics Inc.(a)	7	138
VistaGen Therapeutics Inc.(a)(b)	174,279	339,844
Vor BioPharma Inc.(a)(b)	20,864	242,440
Voyager Therapeutics Inc.(a)(b)	27,276	73,918
vTv Therapeutics Inc., Class A(a)(b)	8,473	8,431
Vyant Bio Inc.(a)	257	347
X4 Pharmaceuticals Inc.(a)(b)	5,014	11,482
XBiotech Inc.	8,432	93,848
Xencor Inc.(a)	55,118	2,211,334
XOMA Corp.(a)(b)	8,733	182,083
Yield10 Bioscience Inc.(a)(b)	7	34
Y-mAbs Therapeutics Inc.(a)	28,923	468,842
Yumanity Therapeutics Inc.(a)(b)	330	977
Zentalis Pharmaceuticals Inc.(a)	35,049	2,946,219
ZIOPHARM Oncology Inc.(a)(b)	176,371	192,244
		1,108,197,502
Building Products — 0.7%
A O Smith Corp.	128,014	10,990,002
AAON Inc.	36,812	2,923,977
Advanced Drainage Systems Inc.	52,750	7,180,858
Allegion PLC	88,786	11,758,818
Alpha Pro Tech Ltd.(a)(b)	16,727	99,860
American Woodmark Corp.(a)	17,026	1,110,095
Apogee Enterprises Inc.	26,368	1,269,619
Armstrong Flooring Inc.(a)	25,413	50,318
Armstrong World Industries Inc.	42,781	4,967,730
AZEK Co. Inc. (The)(a)(b)	107,131	4,953,737
Builders FirstSource Inc.(a)	195,442	16,751,334
Carlisle Companies Inc.	51,028	12,661,067
Carrier Global Corp.	835,286	45,305,913
Cornerstone Building Brands Inc.(a)	34,855	607,871
CSW Industrials Inc.	17,425	2,105,986
Fortune Brands Home & Security Inc.	130,222	13,920,732
Gibraltar Industries Inc.(a)	28,886	1,926,118
Griffon Corp.	43,022	1,225,267
Insteel Industries Inc.	26,687	1,062,409
Janus International Group Inc.(a)(b)	63,818	799,001
JELD-WEN Holding Inc.(a)	78,440	2,067,678
Jewett-Cameron Trading Co. Ltd.(a)(b)	566	4,766
Johnson Controls International PLC	681,647	55,424,718
Lennox International Inc.	33,354	10,818,703

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Masco Corp.	235,922	$16,566,443
Masonite International Corp.(a)(b)	26,444	3,119,070
Owens Corning	95,036	8,600,758
PGT Innovations Inc.(a)	71,511	1,608,282
Quanex Building Products Corp.	34,247	848,641
Resideo Technologies Inc.(a)	137,926	3,590,214
Simpson Manufacturing Co. Inc.	43,608	6,064,565
Tecnoglass Inc.(b)	36,528	956,668
Trane Technologies PLC	227,734	46,009,100
Trex Co. Inc.(a)	107,120	14,464,414
UFP Industries Inc.	62,565	5,756,606
View Inc.(a)(b)	89,218	348,842
Zurn Water Solutions Corp.	121,521	4,423,364
		322,343,544
Capital Markets — 3.1%
Affiliated Managers Group Inc.	41,716	6,862,699
Ameriprise Financial Inc.	105,647	31,869,474
Apollo Global Management Inc.	211,963	15,352,480
Ares Management Corp., Class A	157,322	12,785,559
Artisan Partners Asset Management Inc., Class A	64,232	3,060,012
Ashford Inc.(a)	329	5,478
Assetmark Financial Holdings Inc.(a)	20,721	543,097
Associated Capital Group Inc., Class A	1,422	61,146
B. Riley Financial Inc.	16,311	1,449,395
Bank of New York Mellon Corp. (The)	743,524	43,183,874
BGC Partners Inc., Class A	402,195	1,870,207
BlackRock Inc.(d)	137,521	125,908,727
Blackstone Inc., NVS	658,939	85,260,117
Blucora Inc.(a)	51,463	891,339
Blue Owl Capital Inc.(b)	258,857	3,859,558
Bridge Investment Group Holdings Inc., Class A	50,128	1,251,696
BrightSphere Investment Group Inc.	49,711	1,272,602
Carlyle Group Inc. (The)	132,969	7,299,998
Cboe Global Markets Inc.	104,427	13,617,281
Charles Schwab Corp. (The)	1,444,749	121,503,391
CME Group Inc.	343,612	78,501,598
Cohen & Co. Inc.	735	10,885
Cohen & Steers Inc.	29,360	2,716,094
Coinbase Global Inc., Class A(a)(b)	29,614	7,473,685
Cowen Inc., Class A	25,630	925,243
Diamond Hill Investment Group Inc.	2,611	507,135
Donnelley Financial Solutions Inc.(a)	25,882	1,220,077
Evercore Inc., Class A	36,078	4,901,196
FactSet Research Systems Inc.	36,743	17,857,465
Federated Hermes Inc.	88,229	3,315,646
Focus Financial Partners Inc., Class A(a)	46,141	2,755,541
Franklin Resources Inc.	271,049	9,077,431
GAMCO Investors Inc., Class A	7,731	193,120
GCM Grosvenor Inc., Class A	62,025	651,263
Goldman Sachs Group Inc. (The)	319,813	122,344,463
Greenhill & Co. Inc.	26,416	473,639
Hamilton Lane Inc., Class A	38,251	3,963,569
Hennessy Advisors Inc.	5,352	58,123
Houlihan Lokey Inc.	50,995	5,279,002
Interactive Brokers Group Inc., Class A	79,782	6,336,286
Intercontinental Exchange Inc.	536,467	73,372,592
Invesco Ltd.	320,940	7,388,039
Janus Henderson Group PLC	157,791	6,617,755
Jefferies Financial Group Inc.	189,605	7,356,674
KKR & Co. Inc.	555,152	41,358,824
Security	Shares	Value

Capital Markets (continued)
Lazard Ltd., Class A	111,642	$4,870,940
LPL Financial Holdings Inc.	76,823	12,298,594
Manning & Napier Inc.	16,801	139,616
MarketAxess Holdings Inc.	36,387	14,964,881
Moelis & Co., Class A	59,133	3,696,404
Moody’s Corp.	155,547	60,753,547
Morgan Stanley	1,377,145	135,180,553
Morningstar Inc.	24,500	8,378,755
MSCI Inc.	78,783	48,269,556
Nasdaq Inc.	107,021	22,475,480
Northern Trust Corp.	204,407	24,449,121
Open Lending Corp., Class A(a)	94,471	2,123,708
Oppenheimer Holdings Inc., Class A, NVS	8,864	411,024
Perella Weinberg Partners(b)	63,862	821,265
Piper Sandler Cos	16,747	2,989,507
PJT Partners Inc., Class A	18,589	1,377,259
Pzena Investment Management Inc., Class A	16,744	158,566
Raymond James Financial Inc.	182,863	18,359,445
S&P Global Inc.	229,202	108,167,300
Safeguard Scientifics Inc.(a)	10,770	79,160
Sculptor Capital Management Inc.	25,463	543,635
SEI Investments Co.	108,159	6,591,209
Siebert Financial Corp.(a)	43,531	100,992
Silvercrest Asset Management Group Inc., Class A	8,157	140,056
State Street Corp.	350,760	32,620,680
StepStone Group Inc., Class A	42,610	1,771,298
Stifel Financial Corp.	104,496	7,358,608
StoneX Group Inc.(a)	16,782	1,027,898
T Rowe Price Group Inc.	211,892	41,666,443
Tradeweb Markets Inc., Class A	99,480	9,961,927
U.S. Global Investors Inc., Class A, NVS	17,781	78,236
Value Line Inc.	194	9,083
Victory Capital Holdings Inc., Class A	25,956	948,173
Virtu Financial Inc., Class A	88,055	2,538,626
Virtus Investment Partners Inc.	7,659	2,275,489
Westwood Holdings Group Inc.	8,502	144,024
WisdomTree Investments Inc.	80,223	490,965
		1,460,795,498
Chemicals — 1.7%
Advanced Emissions Solutions Inc.(a)	49,443	327,313
AdvanSix Inc.	26,852	1,268,757
AgroFresh Solutions Inc.(a)(b)	25,657	51,057
Air Products & Chemicals Inc.	211,480	64,344,905
Albemarle Corp.	113,837	26,611,675
American Vanguard Corp.	25,628	420,043
Amyris Inc.(a)(b)	164,615	890,567
Ashland Global Holdings Inc.	53,304	5,738,709
Avient Corp.	89,849	5,027,052
Axalta Coating Systems Ltd.(a)(b)	207,881	6,885,019
Balchem Corp.	27,955	4,713,213
Cabot Corp.	60,750	3,414,150
Celanese Corp.	105,497	17,729,826
CF Industries Holdings Inc.	199,298	14,106,312
Chase Corp.	8,443	840,585
Chemours Co. (The)	159,427	5,350,370
Core Molding Technologies Inc.(a)(b)	8,448	71,892
Corteva Inc.	701,083	33,147,204
Danimer Scientific Inc.(a)(b)	60,472	515,221
Diversey Holdings Ltd.(a)	45,685	608,067
Dow Inc.	710,672	40,309,316

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
DuPont de Nemours Inc.	503,564	$40,677,900
Eastman Chemical Co.	127,762	15,447,703
Ecolab Inc.	241,294	56,605,159
Ecovyst Inc.	35,718	365,752
Element Solutions Inc.	201,801	4,899,728
Ferro Corp.(a)	79,053	1,725,727
Flotek Industries Inc.(a)(b)	51,844	58,584
FMC Corp.	124,048	13,631,635
FutureFuel Corp.	21,237	162,251
GCP Applied Technologies Inc.(a)	58,452	1,850,590
Hawkins Inc.	17,558	692,663
HB Fuller Co.	44,104	3,572,424
Huntsman Corp.	207,197	7,227,031
Ikonics Corp., NVS(c)	237	—
Ingevity Corp.(a)	43,024	3,084,821
Innospec Inc.	25,415	2,295,991
International Flavors & Fragrances Inc.	247,546	37,292,805
Intrepid Potash Inc.(a)	10,975	468,962
Koppers Holdings Inc.(a)	17,733	555,043
Kraton Corp.(a)	26,961	1,248,834
Kronos Worldwide Inc.	19,846	297,888
Linde PLC	492,382	170,575,896
Livent Corp.(a)	155,554	3,792,407
LSB Industries Inc.(a)	22,989	254,028
LyondellBasell Industries NV, Class A	252,294	23,269,076
Marrone Bio Innovations Inc.(a)(b)	18,161	13,080
Minerals Technologies Inc.	34,594	2,530,551
Mosaic Co. (The)	345,183	13,562,240
NewMarket Corp.	7,754	2,657,451
Northern Technologies International Corp.	1,582	24,205
Olin Corp.	147,334	8,474,652
Origin Materials Inc.(a)(b)	123,726	798,033
Orion Engineered Carbons SA(a)	59,761	1,097,212
PPG Industries Inc.	229,949	39,652,406
PureCycle Technologies Inc.(a)(b)	71,616	685,365
Quaker Chemical Corp.	15,014	3,464,931
Rayonier Advanced Materials Inc.(a)	49,547	282,913
RPM International Inc.	128,491	12,977,591
Scotts Miracle-Gro Co. (The)	37,989	6,116,229
Sensient Technologies Corp.	43,503	4,352,910
Sherwin-Williams Co. (The)	229,971	80,986,587
Stepan Co.	23,916	2,972,520
Trecora Resources(a)(b)	17,600	142,208
Tredegar Corp.	25,562	302,143
Trinseo PLC	32,576	1,708,937
Tronox Holdings PLC, Class A	98,367	2,363,759
Valvoline Inc.	184,578	6,882,914
Westlake Chemical Corp.	35,546	3,452,583
Zymergen Inc.(a)(b)	18,751	125,444
		818,051,015
Commercial Services & Supplies — 0.5%
ABM Industries Inc.	67,798	2,769,548
ACCO Brands Corp.	96,986	801,104
Acme United Corp.	740	24,938
ACV Auctions Inc., Class A(a)(b)	92,494	1,742,587
ADT Inc.	148,684	1,250,432
Aqua Metals Inc.(a)(b)	52,001	63,961
ARC Document Solutions Inc.	35,288	123,508
Aurora Innovation Inc.(a)(b)	185,506	2,088,798
Brady Corp., Class A, NVS	43,672	2,353,921
Security	Shares	Value

Commercial Services & Supplies (continued)
BrightView Holdings Inc.(a)(b)	79,510	$1,119,501
Brink’s Co. (The)	52,182	3,421,574
Casella Waste Systems Inc., Class A(a)	49,451	4,224,104
CECO Environmental Corp.(a)	26,033	162,186
Charah Solutions Inc.(a)(b)	8,330	39,401
Cimpress PLC(a)(b)	17,614	1,261,338
Cintas Corp.	84,368	37,389,367
Clean Harbors Inc.(a)	51,884	5,176,467
CompX International Inc.	257	5,775
Copart Inc.(a)	205,939	31,224,471
CoreCivic Inc.(a)	130,702	1,303,099
Deluxe Corp.	44,267	1,421,413
Driven Brands Holdings Inc.(a)(b)	61,490	2,067,294
Ennis Inc.	25,651	500,964
Fuel Tech Inc.(a)	17,428	24,399
Harsco Corp.(a)	78,532	1,312,270
Healthcare Services Group Inc.	70,344	1,251,420
Heritage-Crystal Clean Inc.(a)	16,807	538,160
Herman Miller Inc.	67,067	2,628,356
HNI Corp.	43,359	1,823,246
IAA Inc.(a)	130,737	6,617,907
Interface Inc.	52,203	832,638
JanOne Inc.(a)	173	706
KAR Auction Services Inc.(a)	130,737	2,042,112
Kimball International Inc., Class B	57,866	591,969
Matthews International Corp., Class A	35,324	1,295,331
Montrose Environmental Group Inc.(a)(b)	25,356	1,787,852
MSA Safety Inc.	34,064	5,142,301
NL Industries Inc.	8,825	65,305
Odyssey Marine Exploration Inc.(a)(b)	8,109	42,167
Performant Financial Corp.(a)(b)	35,149	84,709
Perma-Fix Environmental Services Inc.(a)(b)	9,476	59,983
Pitney Bowes Inc.	79,268	525,547
Quad/Graphics Inc.(a)	25,421	101,684
Quest Resource Holding Corp.(a)	8,951	62,120
Republic Services Inc.	182,978	25,516,282
Rollins Inc.	219,364	7,504,442
RR Donnelley & Sons Co.(a)	78,788	887,153
SP Plus Corp.(a)	17,401	491,056
Steelcase Inc., Class A	86,685	1,015,948
Stericycle Inc.(a)(b)	85,303	5,087,471
Team Inc.(a)	26,498	28,883
Tetra Tech Inc.	53,125	9,020,625
U.S. Ecology Inc.(a)	32,325	1,032,460
UniFirst Corp./MA	13,816	2,906,886
Viad Corp.(a)	17,676	756,356
Vidler Water Resouces Inc.(a)(b)	10,360	125,149
Virco Mfg. Corp.(a)	8,511	26,044
VSE Corp.	8,532	519,940
Waste Management Inc.	354,838	59,222,462
Wilhelmina International Inc.(a)	303	1,591
		241,508,681
Communications Equipment — 0.9%
ADTRAN Inc.	44,379	1,013,172
Applied Optoelectronics Inc.(a)(b)	20,382	104,763
Arista Networks Inc.(a)	214,187	30,789,381
Aviat Networks Inc.(a)	14,922	478,698
BK Technologies Corp.	16,049	38,680
Calix Inc.(a)	61,177	4,892,325
Cambium Networks Corp.(a)	6,448	165,262

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Casa Systems Inc.(a)(b)	26,860	$152,296
Ciena Corp.(a)	154,430	11,886,477
Cisco Systems Inc.	4,022,366	254,897,333
Clearfield Inc.(a)(b)	9,362	790,340
ClearOne Inc.(a)	9,307	12,006
CommScope Holding Co. Inc.(a)	189,657	2,093,813
Communications Systems Inc.	8,126	19,502
Comtech Telecommunications Corp.	24,656	584,101
Digi International Inc.(a)	25,637	629,901
DZS Inc.(a)	7,594	123,175
EMCORE Corp.(a)	11,254	78,553
Extreme Networks Inc.(a)	167,381	2,627,882
F5 Inc.(a)	59,724	14,615,060
Genasys Inc.(a)	27,126	107,961
Harmonic Inc.(a)(b)	79,535	935,332
Infinera Corp.(a)(b)	236,965	2,272,494
Inseego Corp.(a)(b)	59,218	345,241
Juniper Networks Inc.	303,824	10,849,555
KVH Industries Inc.(a)	16,730	153,749
Lantronix Inc.(a)	8,637	67,628
Lumentum Holdings Inc.(a)	76,410	8,081,886
Motorola Solutions Inc.	161,130	43,779,021
NETGEAR Inc.(a)	34,112	996,411
NetScout Systems Inc.(a)(b)	68,032	2,250,498
Network-1 Technologies Inc.	9,596	27,061
Optical Cable Corp.(a)	8,602	46,193
PCTEL Inc.(a)	12,255	69,486
Plantronics Inc.(a)	34,186	1,003,017
Resonant Inc.(a)(b)	29,418	50,305
Ribbon Communications Inc.(a)	87,552	529,690
TESSCO Technologies Inc.(a)	8,037	49,749
Ubiquiti Inc.	4,984	1,528,593
Viasat Inc.(a)	79,490	3,540,485
Viavi Solutions Inc.(a)	219,661	3,870,427
Vislink Technologies Inc.(a)	4	5
		406,547,507
Construction & Engineering — 0.2%
AECOM(a)	133,675	10,339,761
Ameresco Inc., Class A(a)	31,635	2,576,354
API Group Corp.(a)	154,239	3,974,739
Arcosa Inc.	45,481	2,396,849
Argan Inc.	11,719	453,408
Comfort Systems USA Inc.	34,563	3,419,663
Concrete Pumping Holdings Inc.(a)(b)	11,285	92,537
Construction Partners Inc., Class A(a)(b)	44,764	1,316,509
Dycom Industries Inc.(a)	27,979	2,623,311
EMCOR Group Inc.	54,413	6,931,672
Fluor Corp.(a)	138,265	3,424,824
Granite Construction Inc.	42,728	1,653,574
Great Lakes Dredge & Dock Corp.(a)	52,798	829,985
Infrastructure and Energy Alternatives Inc.(a)	9,854	90,657
INNOVATE Corp.(a)(b)	38,548	142,628
Limbach Holdings Inc.(a)(b)	6,468	58,212
MasTec Inc.(a)	51,557	4,757,680
Matrix Service Co.(a)	26,058	195,956
MYR Group Inc.(a)	17,775	1,965,026
Northwest Pipe Co.(a)	9,632	306,298
NV5 Global Inc.(a)(b)	8,527	1,177,749
Orbital Energy Group Inc.(a)(b)	26,563	58,173
Orion Group Holdings Inc.(a)(b)	26,259	98,996
Security	Shares	Value

Construction & Engineering (continued)
Primoris Services Corp.	57,518	$1,379,282
Quanta Services Inc.	127,626	14,633,597
Sterling Construction Co. Inc.(a)	19,391	509,983
Tutor Perini Corp.(a)	35,687	441,448
Valmont Industries Inc.	20,244	5,071,122
WillScot Mobile Mini Holdings Corp.(a)(b)	217,427	8,879,719
		79,799,712
Construction Materials — 0.1%
Eagle Materials Inc.	37,573	6,254,402
Forterra Inc.(a)	18,542	440,929
Martin Marietta Materials Inc.	60,346	26,583,620
Summit Materials Inc., Class A(a)	114,654	4,602,211
United State Lime & Minerals Inc.	502	64,768
Vulcan Materials Co.	125,219	25,992,960
		63,938,890
Consumer Finance — 0.6%
Ally Financial Inc.	340,443	16,208,491
American Express Co.	607,408	99,371,949
Atlanticus Holdings Corp.(a)	7,909	564,070
Capital One Financial Corp.	407,832	59,172,345
Consumer Portfolio Services Inc.(a)	17,697	209,709
Credit Acceptance Corp.(a)(b)	8,604	5,916,799
Curo Group Holdings Corp.	33,364	534,158
Discover Financial Services	288,232	33,308,090
Encore Capital Group Inc.(a)(b)	36,425	2,262,357
Enova International Inc.(a)	29,065	1,190,502
EZCORP Inc., Class A, NVS(a)	51,964	382,975
FirstCash Holdings Inc.	42,746	3,197,828
Green Dot Corp., Class A(a)	39,318	1,424,884
Katapult Holdings Inc.(a)(b)	137,412	463,078
LendingClub Corp.(a)	88,046	2,128,952
LendingTree Inc.(a)	10,311	1,264,129
Navient Corp.	159,661	3,388,006
Nelnet Inc., Class A	24,855	2,427,836
Nicholas Financial Inc.(a)	9,352	110,260
OneMain Holdings Inc.	107,242	5,366,390
Oportun Financial Corp.(a)(b)	10,098	204,485
PRA Group Inc.(a)(b)	43,911	2,204,771
PROG Holdings Inc.	66,997	3,022,235
Regional Management Corp.	9,756	560,580
SLM Corp.	313,749	6,171,443
SoFi Technologies Inc.(a)(b)	621,199	9,821,156
Synchrony Financial	548,405	25,440,508
Upstart Holdings Inc.(a)	44,380	6,714,694
World Acceptance Corp.(a)	5,393	1,323,604
		294,356,284
Containers & Packaging — 0.4%
Amcor PLC	1,475,817	17,724,562
AptarGroup Inc.	60,193	7,372,439
Avery Dennison Corp.	81,294	17,605,842
Ball Corp.	312,890	30,121,920
Berry Global Group Inc.(a)	130,171	9,604,016
Crown Holdings Inc.	122,785	13,582,477
Graphic Packaging Holding Co.	289,705	5,649,247
Greif Inc., Class A, NVS	25,959	1,567,145
Greif Inc., Class B	8,664	517,934
International Paper Co.	380,495	17,875,655
Myers Industries Inc.	26,133	522,921
O-I Glass Inc.(a)	157,549	1,895,314

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Packaging Corp. of America	90,573	$12,331,514
Pactiv Evergreen Inc.	41,820	530,278
Ranpak Holdings Corp.(a)(b)	31,100	1,168,738
Sealed Air Corp.	140,727	9,494,851
Silgan Holdings Inc.	93,296	3,996,801
Sonoco Products Co.	97,262	5,630,497
TriMas Corp.	43,507	1,609,759
UFP Technologies Inc.(a)	8,085	568,052
Westrock Co.	254,983	11,311,046
		170,681,008
Distributors — 0.1%
AMCON Distributing Co.	53	10,574
Educational Development Corp.	1,390	12,399
Funko Inc., Class A(a)(b)	17,007	319,732
Genuine Parts Co.	134,432	18,847,366
Greenlane Holdings Inc., Class A(a)	6,764	6,521
LKQ Corp.	258,998	15,547,650
Pool Corp.	37,867	21,432,722
Weyco Group Inc.	8,059	192,932
		56,369,896
Diversified Consumer Services — 0.1%
2U Inc.(a)(b)	78,325	1,571,983
Adtalem Global Education Inc.(a)	52,594	1,554,679
American Public Education Inc.(a)	17,195	382,589
Beachbody Co. Inc. (The)(a)(b)	142,021	336,590
Bright Horizons Family Solutions Inc.(a)(b)	59,052	7,433,466
Carriage Services Inc.	17,236	1,110,688
Chegg Inc.(a)(b)	136,205	4,181,493
Coursera Inc.(a)(b)	77,162	1,885,839
Duolingo Inc.(a)(b)	5,701	604,933
frontdoor Inc.(a)	84,808	3,108,213
Graham Holdings Co., Class B	3,232	2,035,611
Grand Canyon Education Inc.(a)(b)	42,633	3,654,074
H&R Block Inc.	163,389	3,849,445
Houghton Mifflin Harcourt Co.(a)	110,212	1,774,413
Laureate Education Inc., Class A	106,251	1,300,512
Lincoln Educational Services Corp.(a)(b)	25,980	194,071
Mister Car Wash Inc.(a)	47,340	862,061
OneSpaWorld Holdings Ltd.(a)	31,788	318,516
Perdoceo Education Corp.(a)	61,528	723,569
PowerSchool Holdings Inc., Class A(a)	38,154	628,396
Regis Corp.(a)	35,094	61,064
Rover Group Inc.(a)(b)	72,510	706,973
Service Corp. International.	162,470	11,533,745
Strategic Education Inc.	23,285	1,346,804
Stride Inc.(a)(b)	43,949	1,464,820
Terminix Global Holdings Inc.(a)	110,486	4,997,282
Universal Technical Institute Inc.(a)(b)	17,793	139,141
Vivint Smart Home Inc.(a)(b)	38,217	373,762
WW International Inc.(a)(b)	50,909	821,162
XpresSpa Group Inc.(a)(b)	66,244	133,813
Zovio Inc.(a)	17,343	22,026
		59,111,733
Diversified Financial Services — 1.2%
Alerus Financial Corp.	16,272	476,444
A-Mark Precious Metals Inc.	9,993	610,573
Berkshire Hathaway Inc., Class B(a)	1,755,008	524,747,392
Cannae Holdings Inc.(a)	78,793	2,769,574
Equitable Holdings Inc.	377,390	12,374,618
Security	Shares	Value

Diversified Financial Services (continued)
FlexShopper Inc.(a)(b)	9,446	$22,198
GWG Holdings Inc.(a)	186	1,858
Jackson Financial Inc., Class A	37,046	1,549,634
LM Funding America Inc.(a)	85	413
Marlin Business Services Corp.	13,771	320,589
Voya Financial Inc.	109,194	7,240,654
		550,113,947
Diversified Telecommunication Services — 0.9%
Anterix Inc.(a)	25,728	1,511,777
AST SpaceMobile Inc.(a)(b)	76,869	610,340
AT&T Inc.	6,822,727	167,839,084
ATN International Inc.	8,916	356,194
Bandwidth Inc., Class A(a)(b)	20,314	1,457,733
Cogent Communications Holdings Inc.	41,182	3,013,699
Consolidated Communications Holdings Inc.(a)	70,540	527,639
EchoStar Corp., Class A(a)(b)	43,644	1,150,019
Frontier Communications Parent Inc.(a)(b)	199,985	5,897,558
Globalstar Inc.(a)(b)	601,886	698,188
IDT Corp., Class B(a)	14,912	658,514
Iridium Communications Inc.(a)	137,008	5,657,060
Liberty Global PLC, Class A(a)	169,781	4,709,725
Liberty Global PLC, Class C, NVS(a)(b)	329,166	9,246,273
Liberty Latin America Ltd., Class A(a)	51,492	600,397
Liberty Latin America Ltd., Class C, NVS(a)(b)	146,504	1,670,146
Lumen Technologies Inc.	972,469	12,204,486
Ooma Inc.(a)	16,584	338,977
Radius Global Infrastructure Inc., Class A(a)(b)	60,025	966,402
Verizon Communications Inc.	3,967,191	206,135,244
		425,249,455
Electric Utilities — 1.5%
ALLETE Inc.	50,146	3,327,187
Alliant Energy Corp.	247,549	15,216,837
American Electric Power Co. Inc.	483,177	42,988,258
Avangrid Inc.	71,342	3,558,539
Duke Energy Corp.	739,693	77,593,796
Edison International	364,487	24,876,238
Entergy Corp.	190,027	21,406,542
Evergy Inc.	224,799	15,423,459
Eversource Energy	334,143	30,400,330
Exelon Corp.	940,090	54,299,598
FirstEnergy Corp.	535,338	22,264,707
Genie Energy Ltd., Class B(a)	17,338	96,573
Hawaiian Electric Industries Inc.	104,286	4,327,869
IDACORP Inc.	50,693	5,744,024
MGE Energy Inc.	36,628	3,012,653
NextEra Energy Inc.	1,873,428	174,903,238
NRG Energy Inc.	235,585	10,149,002
OGE Energy Corp.	194,942	7,481,874
Otter Tail Corp.	44,579	3,183,832
PG&E Corp.(a)(b)	1,437,204	17,447,657
Pinnacle West Capital Corp.	112,387	7,933,398
PNM Resources Inc.	78,078	3,561,138
Portland General Electric Co.	86,745	4,590,545
PPL Corp.	740,802	22,268,508
Southern Co. (The)	1,014,187	69,552,944
Via Renewables Inc.	16,532	188,961
Xcel Energy Inc.	520,791	35,257,551
		681,055,258

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.7%
Acuity Brands Inc.	31,904	$6,754,715
Advent Technologies Holdings Inc.(a)(b)	60,596	424,778
Allied Motion Technologies Inc.	11,753	428,867
American Superconductor Corp.(a)(b)	43,226	470,299
AMETEK Inc.	221,466	32,564,361
Array Technologies Inc.(a)(b)	106,327	1,668,271
Atkore Inc.(a)	42,406	4,715,123
AZZ Inc.	25,879	1,430,850
Babcock & Wilcox Enterprises Inc.(a)	52,505	473,595
Beam Global(a)(b)	5,856	108,922
Blink Charging Co.(a)(b)	34,974	927,161
Bloom Energy Corp., Class A(a)	159,413	3,495,927
Broadwind Inc.(a)(b)	17,356	32,629
Capstone Green Energy Corp.(a)	1,371	4,552
ChargePoint Holdings Inc.(a)(b)	157,265	2,995,898
Eaton Corp. PLC	385,618	66,642,503
Emerson Electric Co.	575,417	53,496,518
Encore Wire Corp.	18,062	2,584,672
Energous Corp.(a)(b)	36,184	45,230
Energy Focus Inc.(a)(b)	1,425	6,085
EnerSys	43,117	3,408,830
Enovix Corp.(a)(b)	93,764	2,557,882
Eos Energy Enterprises Inc.(a)(b)	37,219	279,887
Espey Manufacturing & Electronics Corp.(a)	612	8,696
FuelCell Energy Inc.(a)(b)	312,054	1,622,681
Generac Holdings Inc.(a)	61,426	21,617,038
GrafTech International Ltd.	162,241	1,919,311
Hubbell Inc.	51,858	10,800,466
Ideal Power Inc.(a)	636	7,670
LSI Industries Inc.	25,554	175,300
Nvent Electric PLC	167,104	6,349,952
Ocean Power Technologies Inc.(a)	15	22
Orion Energy Systems Inc.(a)	26,487	95,883
Pioneer Power Solutions Inc.(b)	7,952	59,640
Plug Power Inc.(a)(b)	498,377	14,069,183
Powell Industries Inc.	8,669	255,649
Preformed Line Products Co.	650	42,055
Regal Rexnord Corp.	64,609	10,995,160
Rockwell Automation Inc.	112,084	39,100,503
Romeo Power Inc.(a)(b)	84,284	307,637
Sensata Technologies Holding PLC(a)(b)	158,436	9,773,917
Servotronics Inc.(a)	113	1,433
Shoals Technologies Group Inc., Class A(a)(b)	89,474	2,174,218
Stem Inc.(a)(b)	106,088	2,012,489
Sunrun Inc.(a)(b)	198,318	6,802,307
Sunworks Inc.(a)	22,710	69,720
Thermon Group Holdings Inc.(a)(b)	27,111	458,989
TPI Composites Inc.(a)	37,316	558,247
Ultralife Corp.(a)(b)	8,950	54,058
Vertiv Holdings Co.	286,486	7,153,555
Vicor Corp.(a)	23,623	2,999,648
Westwater Resources Inc.(a)	22,565	48,515
		325,051,497
Electronic Equipment, Instruments & Components — 0.9%
908 Devices Inc.(a)	15,233	394,078
ADDvantage Technologies Group Inc.(a)(b)	7,931	13,721
Advanced Energy Industries Inc.	35,378	3,221,521
Aeva Technologies Inc.(a)(b)	88,168	666,550
Akoustis Technologies Inc.(a)(b)	50,689	338,602
Amphenol Corp., Class A	576,026	50,379,234
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Arlo Technologies Inc.(a)	61,544	$645,596
Arrow Electronics Inc.(a)	72,834	9,779,421
Autoscope Technologies Corp.	8,076	50,636
Avnet Inc.	103,541	4,268,995
Badger Meter Inc.	26,423	2,815,635
Bel Fuse Inc., Class A	246	3,555
Bel Fuse Inc., Class B, NVS	8,729	112,866
Belden Inc.	42,948	2,822,972
Benchmark Electronics Inc.	44,507	1,206,140
CDW Corp./DE	132,281	27,088,503
Cemtrex Inc.(a)	788	646
ClearSign Technologies Corp.(a)(b)	2,687	3,708
Coda Octopus Group Inc.(a)(b)	43,096	344,768
Cognex Corp.	167,518	13,026,200
Coherent Inc.(a)	25,324	6,749,859
Corning Inc.	731,214	27,223,097
CPS Technologies Corp.(a)(b)	8,529	32,325
CTS Corp.	27,124	995,993
Daktronics Inc.(a)	35,214	177,831
Data I/O Corp.(a)	8,445	38,931
Digital Ally Inc.(a)(b)	889	951
Electro-Sensors Inc.(a)	222	1,421
ePlus Inc.(a)	32,968	1,776,316
Fabrinet(a)	35,004	4,146,924
FARO Technologies Inc.(a)(b)	17,334	1,213,727
Frequency Electronics Inc.(a)(b)	8,445	83,268
Identiv Inc.(a)	9,604	270,257
II-VI Inc.(a)(b)	104,485	7,139,460
Insight Enterprises Inc.(a)(b)	34,943	3,724,924
Intellicheck Inc.(a)(b)	11,896	54,959
IPG Photonics Corp.(a)	35,085	6,039,532
Iteris Inc.(a)(b)	26,024	104,096
Itron Inc.(a)	41,079	2,814,733
Jabil Inc.	140,333	9,872,426
Key Tronic Corp.(a)	8,886	55,271
Keysight Technologies Inc.(a)	175,470	36,236,310
Kimball Electronics Inc.(a)(b)	19,538	425,147
Knowles Corp.(a)	88,485	2,066,125
LGL Group Inc. (The)(a)	449	5,119
LightPath Technologies Inc., Class A(a)(b)	9,554	23,312
Lightwave Logic Inc.(a)(b)	75,765	1,127,383
Littelfuse Inc.	24,569	7,731,373
Luna Innovations Inc.(a)(b)	34,369	290,074
Methode Electronics Inc.	35,118	1,726,752
MicroVision Inc.(a)(b)	142,279	712,818
MICT Inc.(a)(b)	48,638	40,369
Mullen Automotive Inc.(a)	51	267
Napco Security Technologies Inc.(a)(b)	9,577	478,658
National Instruments Corp.	132,028	5,765,663
Neonode Inc.(a)(b)	2,003	17,726
nLight Inc.(a)(b)	37,167	890,150
Novanta Inc.(a)(b)	34,326	6,052,704
OSI Systems Inc.(a)	16,564	1,543,765
Ouster Inc.(a)(b)	76,168	396,074
PAR Technology Corp.(a)(b)	20,431	1,078,144
PC Connection Inc.	15,589	672,354
Plexus Corp.(a)	25,979	2,491,126
Powerfleet Inc.(a)(b)	14,560	69,014
Research Frontiers Inc.(a)(b)	17,619	30,305
RF Industries Ltd.(a)	8,452	67,616

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Richardson Electronics Ltd.	9,423	$127,399
Rogers Corp.(a)	17,615	4,808,895
Sanmina Corp.(a)	73,012	3,027,077
ScanSource Inc.(a)	26,068	914,465
Schmitt Industries Inc.(a)	498	2,764
SigmaTron International Inc.(a)(b)	7,916	81,772
Taitron Components Inc., Class A	800	3,216
TD SYNNEX Corp.	41,185	4,709,917
TE Connectivity Ltd.	317,800	51,273,852
Teledyne Technologies Inc.(a)	45,449	19,856,214
Trimble Inc.(a)	243,931	21,268,344
TTM Technologies Inc.(a)	95,182	1,418,212
Universal Security Instruments Inc.(a)	622	2,115
Velodyne Lidar Inc.(a)(b)	195,413	906,716
Vishay Intertechnology Inc.	123,275	2,696,024
Vishay Precision Group Inc.(a)	9,494	352,417
Vontier Corp.	165,511	5,086,153
Wayside Technology Group Inc.	830	29,100
Wireless Telecom Group Inc.(a)	17,281	38,018
ZAGG Inc., NVS(c)	23,161	2,084
Zebra Technologies Corp., Class A(a)	51,369	30,574,829
		406,817,579
Energy Equipment & Services — 0.3%
Archrock Inc.	131,178	981,211
Aspen Aerogels Inc.(a)(b)	21,378	1,064,411
Baker Hughes Co.	797,296	19,182,942
Bristow Group Inc.(a)	33,366	1,056,701
Cactus Inc., Class A	62,980	2,401,427
ChampionX Corp.(a)	214,170	4,328,376
Core Laboratories NV	43,450	969,370
Dawson Geophysical Co.(a)(b)	44,568	103,175
DMC Global Inc.(a)	15,222	602,943
Dril-Quip Inc.(a)	33,333	655,993
ENGlobal Corp.(a)	16,824	22,208
Enservco Corp.(a)(b)	1,439	1,227
Expro Group Holdings NV(a)	13,698	196,566
Exterran Corp.(a)(b)	50,952	151,837
Forum Energy Technologies Inc.(a)(b)	6,100	97,905
Geospace Technologies Corp.(a)	16,655	111,922
Gulf Island Fabrication Inc.(a)	9,638	38,648
Halliburton Co.	855,438	19,563,867
Helix Energy Solutions Group Inc.(a)	132,661	413,902
Helmerich & Payne Inc.	104,452	2,475,512
Independence Contract Drilling Inc.(a)	1,050	3,150
ION Geophysical Corp.(a)(b)	8,711	7,666
KLX Energy Services Holdings Inc.(a)(b)	5,268	16,331
Liberty Oilfield Services Inc., Class A(a)	101,171	981,359
Mammoth Energy Services Inc.(a)(b)	26,213	47,708
MIND Technology Inc.(a)	9,407	15,616
Nabors Industries Ltd.(a)	5,828	472,593
Natural Gas Services Group Inc.(a)	17	178
NCS Multistage Holdings Inc.(a)(b)	5,785	167,765
Newpark Resources Inc.(a)	86,680	254,839
NexTier Oilfield Solutions Inc.(a)	159,714	566,985
Nine Energy Service Inc.(a)(b)	16,210	16,210
Noble Corp.(a)(b)	58,018	1,439,427
NOV Inc.	372,587	5,048,554
Oceaneering International Inc.(a)	96,765	1,094,412
Oil States International Inc.(a)	67,894	337,433
Patterson-UTI Energy Inc.	215,943	1,824,718
Security	Shares	Value

Energy Equipment & Services (continued)
Profire Energy Inc.(a)(b)	26,909	$28,524
ProPetro Holding Corp.(a)	80,164	649,328
Ranger Energy Services Inc.(a)	5,402	55,479
RPC Inc.(a)	46,485	211,042
Schlumberger NV	1,355,098	40,585,185
SEACOR Marine Holdings Inc.(a)(b)	44,154	150,124
Select Energy Services Inc., Class A(a)	53,180	331,311
Smart Sand Inc.(a)(b)	136,816	243,532
Solaris Oilfield Infrastructure Inc., Class A	34,658	227,010
Superior Drilling Products Inc.(a)(b)	8,593	6,275
TechnipFMC PLC(a)(b)	411,416	2,435,583
TETRA Technologies Inc.(a)	87,097	247,355
Tidewater Inc.(a)	31,706	339,571
Transocean Ltd.(a)(b)	573,324	1,582,374
U.S. Silica Holdings Inc.(a)	62,122	583,947
U.S. Well Services Inc.(a)(b)	17,606	20,247
Valaris Ltd.(a)(b)	62,733	2,258,388
Weatherford International PLC(a)	62,697	1,737,961
		118,408,323
Entertainment — 1.6%
Activision Blizzard Inc.	751,337	49,986,451
AMC Entertainment Holdings Inc., Class A(a)(b)	487,184	13,251,405
Ballantyne Strong Inc.(a)	9,545	27,585
Chicken Soup For The Soul Entertainment Inc.(a)(b)	3,008	41,631
Cinedigm Corp., Class A(a)(b)	86,414	100,240
Cinemark Holdings Inc.(a)	104,535	1,685,104
CuriosityStream Inc.(a)	58,537	347,124
Electronic Arts Inc.	273,402	36,061,724
Gaia Inc.(a)(b)	17,364	148,810
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	18,967	545,301
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	34,397	966,556
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	16,902	1,002,965
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	199,036	12,587,037
Lions Gate Entertainment Corp., Class A(a)(b)	55,227	918,977
Lions Gate Entertainment Corp., Class B, NVS(a)	111,363	1,713,877
Live Nation Entertainment Inc.(a)	135,680	16,239,539
LivePerson Inc.(a)(b)	89,976	115,169
Madison Square Garden Entertainment Corp.(a)(b)	24,938	1,754,139
Madison Square Garden Sports Corp.(a)	17,086	2,968,351
Marcus Corp. (The)(a)(b)	22,741	406,154
Netflix Inc.(a)	426,100	256,699,684
Playstudios Inc.(a)(b)	172,400	680,980
Playtika Holding Corp.(a)	99,440	1,719,318
Reading International Inc., Class A, NVS(a)(b)	17,204	69,504
Roku Inc.(a)(b)	111,941	25,544,936
Skillz Inc., Class A(a)(b)	234,042	1,741,273
Take-Two Interactive Software Inc.(a)	111,952	19,896,109
Walt Disney Co. (The)(a)	1,743,134	269,994,025
Warner Music Group Corp., Class A	99,897	4,313,552
World Wrestling Entertainment Inc., Class A	44,595	2,200,317
Zynga Inc., Class A(a)	976,935	6,252,384
		729,980,221
Equity Real Estate Investment Trusts (REITs) — 3.3%
Acadia Realty Trust	69,623	1,519,870
ACRE Realty Investors Inc.(a)(c)	2,715	—
Agree Realty Corp.	66,973	4,779,193
Alexander & Baldwin Inc.	61,076	1,532,397
Alexander’s Inc.	1,605	417,781

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities Inc.	132,987	$29,650,781
American Assets Trust Inc.	43,156	1,619,645
American Campus Communities Inc.	131,719	7,546,181
American Finance Trust Inc.	105,035	958,970
American Homes 4 Rent, Class A	267,913	11,683,686
American Tower Corp.	433,732	126,866,610
Americold Realty Trust	245,615	8,053,716
Apartment Income REIT Corp.	146,702	8,020,198
Apartment Investment & Management Co., Class A(a)	146,838	1,133,589
Apple Hospitality REIT Inc.	230,082	3,715,824
Armada Hoffler Properties Inc.	61,433	935,010
Ashford Hospitality Trust Inc.(a)(b)	20,393	195,773
AvalonBay Communities Inc.	133,733	33,779,618
Bluerock Residential Growth REIT Inc.	21,124	557,462
Boston Properties Inc.	135,688	15,628,544
Braemar Hotels & Resorts Inc.(a)	25,358	129,326
Brandywine Realty Trust	165,791	2,224,915
Brixmor Property Group Inc.	290,355	7,377,921
Broadstone Net Lease Inc.	141,393	3,509,374
BRT Apartments Corp.	8,683	208,305
Camden Property Trust	96,125	17,175,615
CareTrust REIT Inc.	78,422	1,790,374
CatchMark Timber Trust Inc., Class A	35,190	306,505
Cedar Realty Trust Inc.	9,013	226,316
Centerspace	10,269	1,138,832
Chatham Lodging Trust(a)	32,421	444,816
CIM Commercial Trust Corp.	8,329	61,218
City Office REIT Inc.	61,530	1,213,372
Clipper Realty Inc.	42,519	422,639
Community Healthcare Trust Inc.	18,828	890,000
CorEnergy Infrastructure Trust Inc.	9,362	29,303
CorePoint Lodging Inc.(a)	41,565	652,570
Corporate Office Properties Trust	102,605	2,869,862
Cousins Properties Inc.	141,844	5,713,476
Crown Castle International Corp.	416,117	86,860,263
CTO Realty Growth Inc.	9,499	583,429
CubeSmart	187,107	10,648,259
CyrusOne Inc.	121,271	10,880,434
DiamondRock Hospitality Co.(a)	190,355	1,829,312
Digital Realty Trust Inc.	272,877	48,263,755
DigitalBridge Group Inc.(a)	479,816	3,996,867
Diversified Healthcare Trust	230,953	713,645
Douglas Emmett Inc.	163,691	5,483,648
Duke Realty Corp.	360,730	23,678,317
Easterly Government Properties Inc.	117,386	2,690,487
EastGroup Properties Inc.	41,046	9,352,331
Empire State Realty Trust Inc., Class A	121,219	1,078,849
EPR Properties	78,813	3,742,829
Equinix Inc.	86,091	72,819,211
Equity Commonwealth(a)	122,731	3,178,733
Equity LifeStyle Properties Inc.	166,427	14,588,991
Equity Residential	325,932	29,496,846
Essential Properties Realty Trust Inc.	107,122	3,088,327
Essex Property Trust Inc.	63,587	22,397,249
Extra Space Storage Inc.	129,887	29,449,279
Farmland Partners Inc.	31,227	373,163
Federal Realty Investment Trust	68,855	9,386,314
First Industrial Realty Trust Inc.	128,027	8,475,387
Four Corners Property Trust Inc.	61,859	1,819,273
Franklin Street Properties Corp., Class C	87,696	521,791
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gaming and Leisure Properties Inc.	209,058	$10,172,762
GEO Group Inc. (The)	108,883	843,843
Getty Realty Corp.	42,448	1,362,156
Gladstone Commercial Corp.	50,780	1,308,601
Gladstone Land Corp.	43,950	1,483,752
Global Medical REIT Inc.	52,072	924,278
Global Net Lease Inc.	78,671	1,202,093
Global Self Storage Inc.	8,414	47,876
Healthcare Realty Trust Inc.	138,126	4,370,307
Healthcare Trust of America Inc., Class A	220,663	7,367,938
Healthpeak Properties Inc.	509,564	18,390,165
Hersha Hospitality Trust(a)	42,147	386,488
Highwoods Properties Inc.	104,576	4,663,044
Host Hotels & Resorts Inc.(a)	669,224	11,637,805
Hudson Pacific Properties Inc.	147,698	3,649,618
Independence Realty Trust Inc.	103,548	2,674,645
Indus Realty Trust Inc.	1,600	129,696
Industrial Logistics Properties Trust	82,077	2,056,029
Innovative Industrial Properties Inc.	23,516	6,182,592
InvenTrust Properties Corp.	57,680	1,572,357
Invitation Homes Inc.	562,898	25,521,795
Iron Mountain Inc.	282,326	14,774,120
iStar Inc.	59,253	1,530,505
JBG SMITH Properties	114,276	3,280,864
Kilroy Realty Corp.	105,210	6,992,257
Kimco Realty Corp.	584,679	14,412,337
Kite Realty Group Trust	225,556	4,912,610
Lamar Advertising Co., Class A	86,681	10,514,405
Lexington Realty Trust	255,652	3,993,284
Life Storage Inc.	77,127	11,814,314
LTC Properties Inc.	35,468	1,210,877
Macerich Co. (The)	162,363	2,805,633
Medical Properties Trust Inc.	593,999	14,036,196
Mid-America Apartment Communities Inc.	113,300	25,995,552
Monmouth Real Estate Investment Corp.	115,196	2,420,268
National Health Investors Inc.	43,002	2,471,325
National Retail Properties Inc.	171,830	8,259,868
National Storage Affiliates Trust	86,706	6,000,055
NETSTREIT Corp.	35,514	813,271
NexPoint Residential Trust Inc.	18,132	1,520,006
Office Properties Income Trust	41,547	1,032,027
Omega Healthcare Investors Inc.	227,524	6,732,435
One Liberty Properties Inc.	16,827	593,657
Orion Office REIT Inc.(a)	53,137	992,068
Outfront Media Inc.	136,719	3,666,804
Paramount Group Inc.	184,392	1,537,829
Park Hotels & Resorts Inc.(a)	234,845	4,433,874
Pebblebrook Hotel Trust(b)	129,346	2,893,470
Phillips Edison & Co. Inc.	29,727	982,180
Physicians Realty Trust	218,478	4,113,941
Piedmont Office Realty Trust Inc., Class A	139,711	2,567,888
Plymouth Industrial REIT Inc.	35,414	1,133,248
Postal Realty Trust Inc., Class A	6,653	131,729
PotlatchDeltic Corp.	62,076	3,738,217
Power REIT(a)	239	16,465
Preferred Apartment Communities Inc.	53,080	958,625
Prologis Inc.	711,347	119,762,381
PS Business Parks Inc.	20,011	3,685,426
Public Storage	147,810	55,363,714
Rayonier Inc.	141,385	5,706,299

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	561,563	$40,202,295
Regency Centers Corp.	148,348	11,178,022
Retail Opportunity Investments Corp.	119,392	2,340,083
Retail Value Inc.	21,157	135,828
Rexford Industrial Realty Inc.	154,290	12,514,462
RLJ Lodging Trust	165,737	2,308,716
RPT Realty	55,483	742,363
Ryman Hospitality Properties Inc.(a)	51,968	4,778,977
Sabra Health Care REIT Inc.	191,360	2,591,014
Safehold Inc.	11,570	923,864
Saul Centers Inc.	10,046	532,639
SBA Communications Corp.	103,128	40,118,855
Seritage Growth Properties, Class A(a)(b)	31,692	420,553
Service Properties Trust	150,460	1,322,543
Simon Property Group Inc.	319,373	51,026,224
SITE Centers Corp.	154,957	2,452,969
SL Green Realty Corp.	68,702	4,925,933
Sotherly Hotels Inc.(a)	9,433	19,715
Spirit Realty Capital Inc.	116,519	5,615,051
STAG Industrial Inc.	147,488	7,073,524
STORE Capital Corp.	234,898	8,080,491
Summit Hotel Properties Inc.(a)	97,772	954,255
Sun Communities Inc.	110,541	23,210,294
Sunstone Hotel Investors Inc.(a)	211,230	2,477,728
Tanger Factory Outlet Centers Inc.	93,349	1,799,769
Terreno Realty Corp.	67,209	5,732,256
UDR Inc.	262,867	15,769,391
UMH Properties Inc.	28,810	787,377
Uniti Group Inc.	251,458	3,522,927
Universal Health Realty Income Trust.	11,924	709,120
Urban Edge Properties	111,564	2,119,716
Urstadt Biddle Properties Inc., Class A	17,029	362,718
Ventas Inc.	382,974	19,577,631
Veris Residential Inc.(a)	87,412	1,606,633
VICI Properties Inc.	598,423	18,018,517
Vornado Realty Trust	155,050	6,490,393
Washington REIT.	97,219	2,513,111
Welltower Inc.	417,710	35,826,987
Weyerhaeuser Co.	698,764	28,775,101
Wheeler Real Estate Investment Trust Inc.(a)	736	1,428
Whitestone REIT	31,775	321,881
WP Carey Inc.	172,879	14,184,722
Xenia Hotels & Resorts Inc.(a)	102,334	1,853,269
		1,560,043,785
Food & Staples Retailing — 1.3%
Albertsons Companies Inc., Class A	94,371	2,849,060
Andersons Inc. (The)	25,966	1,005,144
BJ’s Wholesale Club Holdings Inc.(a)(b)	129,056	8,642,880
Casey’s General Stores Inc.	36,914	7,284,978
Chefs’ Warehouse Inc. (The)(a)	25,616	853,013
Costco Wholesale Corp.	424,880	241,204,376
Grocery Outlet Holding Corp.(a)(b)	81,705	2,310,617
HF Foods Group Inc.(a)	32,981	279,019
Ingles Markets Inc., Class A	18,629	1,608,428
Kroger Co. (The)	654,499	29,622,625
MedAvail Holdings Inc.(a)	25	35
Performance Food Group Co.(a)(b)	144,940	6,651,297
PriceSmart Inc.	18,600	1,360,962
Rite Aid Corp.(a)(b)	50,656	744,137
SpartanNash Co.	50,670	1,305,259
Security	Shares	Value

Food & Staples Retailing (continued)
Sprouts Farmers Market Inc.(a)(b)	114,836	$3,408,332
Sysco Corp.	487,962	38,329,415
U.S. Foods Holding Corp.(a)	210,718	7,339,308
United Natural Foods Inc.(a)(b)	64,747	3,177,783
Village Super Market Inc., Class A	8,156	190,769
Walmart Inc.	1,358,811	196,606,364
Walgreens Boots Alliance Inc.	693,691	36,182,922
Weis Markets Inc.	16,207	1,067,717
		592,024,440
Food Products — 0.9%
Alico Inc.	649	24,032
AppHarvest Inc.(a)(b)	58,458	227,402
Arcadia Biosciences Inc.(a)	219	228
Archer-Daniels-Midland Co.	539,107	36,438,242
B&G Foods Inc.(b)	60,131	1,847,826
Beyond Meat Inc.(a)(b)	57,966	3,777,065
Bridgford Foods Corp.(a)	641	7,455
Bunge Ltd.	124,271	11,601,941
Calavo Growers Inc.	18,876	800,342
Cal-Maine Foods Inc.(b)	40,643	1,503,385
Campbell Soup Co.	199,351	8,663,794
Coffee Holding Co. Inc.(a)(b)	8,533	37,119
Conagra Brands Inc.	455,962	15,571,102
Darling Ingredients Inc.(a)(b)	157,337	10,901,881
Farmer Bros. Co.(a)	5,933	44,201
Flowers Foods Inc.	199,071	5,468,480
Fresh Del Monte Produce Inc.	32,092	885,739
Freshpet Inc.(a)(b)	43,657	4,159,202
General Mills Inc.	579,279	39,031,819
Hain Celestial Group Inc. (The)(a)(b)	87,599	3,732,593
Hershey Co. (The)	141,815	27,436,948
Hormel Foods Corp.	278,304	13,584,018
Hostess Brands Inc.(a)	146,535	2,992,245
Ingredion Inc.	61,247	5,918,910
J&J Snack Foods Corp.	16,095	2,542,366
JM Smucker Co. (The)	106,132	14,414,848
John B Sanfilippo & Son Inc.	8,156	735,345
Kellogg Co.	240,619	15,500,676
Kraft Heinz Co. (The)	673,962	24,195,236
Lamb Weston Holdings Inc.	142,183	9,011,558
Lancaster Colony Corp.	19,796	3,278,218
Landec Corp.(a)(b)	26,113	289,854
Lifeway Foods Inc.(a)(b)	7,943	37,491
Limoneira Co.	9,411	141,165
McCormick & Co. Inc./MD, NVS	242,674	23,444,735
Mission Produce Inc.(a)	49,544	777,841
Mondelez International Inc., Class A	1,345,361	89,210,888
Pilgrim’s Pride Corp.(a)	58,678	1,654,720
Post Holdings Inc.(a)	60,488	6,818,812
RiceBran Technologies(a)	8,618	3,004
Rocky Mountain Chocolate Factory Inc.(a)	7,903	61,643
S&W Seed Co.(a)(b)	9,660	26,372
Sanderson Farms Inc.	22,967	4,388,534
Seaboard Corp.	183	720,107
Seneca Foods Corp., Class A(a)	8,036	385,326
Seneca Foods Corp., Class B(a)	117	5,504
Simply Good Foods Co. (The)(a)	81,575	3,391,073
Tattooed Chef Inc.(a)(b)	37,951	589,759
Tootsie Roll Industries Inc.	26,270	951,762
TreeHouse Foods Inc.(a)(b)	52,975	2,147,077

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Tyson Foods Inc., Class A	278,319	$24,258,284
Utz Brands Inc.	83,401	1,330,246
Vital Farms Inc.(a)(b)	18,887	341,099
Whole Earth Brands Inc.(a)(b)	59,709	641,275
		425,950,787
Gas Utilities — 0.1%
Atmos Energy Corp.	128,773	13,491,547
Chesapeake Utilities Corp.	16,100	2,347,541
National Fuel Gas Co.	86,628	5,538,994
New Jersey Resources Corp.	88,043	3,615,045
Northwest Natural Holding Co.	32,347	1,577,887
ONE Gas Inc.	51,805	4,019,550
RGC Resources Inc.	2,385	54,879
South Jersey Industries Inc.	118,232	3,088,220
Southwest Gas Holdings Inc.	53,478	3,746,134
Spire Inc.	50,703	3,306,850
UGI Corp.	207,385	9,521,045
		50,307,692
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	1,703,106	239,695,138
ABIOMED Inc.(a)	44,309	15,914,464
Accelerate Diagnostics Inc.(a)(b)	27,036	141,128
Accuray Inc.(a)	85,209	406,447
Acutus Medical Inc.(a)(b)	18,527	63,177
Aethlon Medical Inc.(a)(b)	415	772
Align Technology Inc.(a)	70,873	46,576,318
Alphatec Holdings Inc.(a)(b)	67,412	770,519
AngioDynamics Inc.(a)	26,579	733,049
Apollo Endosurgery Inc.(a)	72	607
Apyx Medical Corp.(a)	26,035	333,769
Asensus Surgical Inc.(a)(b)	219,106	243,208
Aspira Women’s Health Inc.(a)(b)	40,901	72,395
AtriCure Inc.(a)	45,599	3,170,498
Atrion Corp.	1,031	726,752
Avanos Medical Inc.(a)	49,132	1,703,406
Avinger Inc.(a)	8	4
Axogen Inc.(a)	42,544	398,637
Axonics Inc.(a)(b)	41,330	2,314,480
Baxter International Inc.	480,958	41,285,435
Becton Dickinson and Co.	276,544	69,545,285
Beyond Air Inc.(a)(b)	9,836	92,852
Biolase Inc.(a)(b)	66,870	26,079
BioLife Solutions Inc.(a)	19,562	729,076
Biomerica Inc.(a)	7,677	29,864
Bioventus Inc., Class A(a)	5,273	76,406
Boston Scientific Corp.(a)	1,379,918	58,618,917
Butterfly Network Inc.(a)(b)	124,627	833,755
Cardiovascular Systems Inc.(a)	50,458	947,601
Cerus Corp.(a)(b)	207,574	1,413,579
Chembio Diagnostics Inc.(a)(b)	8,632	9,840
ClearPoint Neuro Inc.(a)(b)	9,577	107,454
Co-Diagnostics Inc.(a)(b)	33,673	300,700
Conformis Inc.(a)	76,110	57,950
CONMED Corp.	25,893	3,670,592
Cooper Companies Inc. (The)	46,689	19,559,890
CryoLife Inc.(a)	52,024	1,058,688
CryoPort Inc.(a)	48,452	2,866,905
Cutera Inc.(a)	12,691	524,392
CytoSorbents Corp.(a)(b)	25,250	105,797
DENTSPLY SIRONA Inc.	209,341	11,679,134
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Dexcom Inc.(a)(b)	93,076	$49,977,158
Eargo Inc.(a)	15,035	76,678
Edwards Lifesciences Corp.(a)	600,451	77,788,427
Ekso Bionics Holdings Inc.(a)	16,500	43,725
ElectroCore Inc.(a)	16,381	9,542
Electromed Inc.(a)(b)	7,903	102,739
Envista Holdings Corp.(a)	156,976	7,073,339
Figs Inc., Class A(a)(b)	25,596	705,426
FONAR Corp.(a)	8,078	121,008
Glaukos Corp.(a)	41,481	1,843,416
Globus Medical Inc., Class A(a)	70,773	5,109,811
Haemonetics Corp.(a)	50,939	2,701,805
Helius Medical Technologies Inc.(a)	1,941	10,054
Heska Corp.(a)(b)	9,210	1,680,733
Hologic Inc.(a)	240,368	18,402,574
ICU Medical Inc.(a)	19,386	4,601,073
IDEXX Laboratories Inc.(a)	80,274	52,857,218
Inari Medical Inc.(a)(b)	30,781	2,809,382
Inogen Inc.(a)	17,646	599,964
Insulet Corp.(a)(b)	66,146	17,599,466
Integer Holdings Corp.(a)	35,270	3,018,759
Integra LifeSciences Holdings Corp.(a)	69,092	4,628,473
Intersect ENT Inc.(a)	27,032	738,244
IntriCon Corp.(a)(b)	8,081	130,670
Intuitive Surgical Inc.(a)	341,133	122,569,087
Invacare Corp.(a)	31,644	86,072
InVivo Therapeutics Holdings Corp.(a)	16	7
iRadimed Corp.(a)(b)	7,849	362,702
iRhythm Technologies Inc.(a)(b)	27,978	3,292,731
IRIDEX Corp.(a)	8,544	52,204
Kewaunee Scientific Corp.(a)	262	3,338
Lantheus Holdings Inc.(a)	67,456	1,948,804
LeMaitre Vascular Inc.	24,074	1,209,237
LENSAR Inc.(a)(b)	11,464	68,325
LivaNova PLC(a)(b)	53,452	4,673,308
Masimo Corp.(a)	49,961	14,627,582
Medtronic PLC	1,284,837	132,916,388
Meridian Bioscience Inc.(a)	37,928	773,731
Merit Medical Systems Inc.(a)	52,390	3,263,897
Mesa Laboratories Inc.	5,970	1,958,697
Microbot Medical Inc.(a)(b)	17	127
Milestone Scientific Inc.(a)(b)	9,454	19,475
Motus GI Holdings Inc.(a)(b)	9,775	4,565
Natus Medical Inc.(a)	34,026	807,437
Neogen Corp.(a)(b)	107,192	4,867,589
NeuroMetrix Inc.(a)	10	50
Neuronetics Inc.(a)	34,176	152,425
Nevro Corp.(a)(b)	34,637	2,808,022
Novocure Ltd.(a)(b)	89,452	6,716,056
NuVasive Inc.(a)	50,876	2,669,972
OraSure Technologies Inc.(a)	62,651	544,437
Ortho Clinical Diagnostics Holdings PLC(a)	77,576	1,659,351
Orthofix Medical Inc.(a)	17,495	543,920
OrthoPediatrics Corp.(a)	15,082	902,809
Outset Medical Inc.(a)(b)	38,620	1,779,996
Owlet Inc.(a)	162,146	432,930
PAVmed Inc.(a)	121,088	297,876
Penumbra Inc.(a)	33,333	9,577,238
Predictive Oncology Inc.(a)(b)	6	6
Pro-Dex Inc.(a)(b)	613	14,638

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Pulmonx Corp.(a)(b)	37,986	$1,218,211
Quidel Corp.(a)	37,387	5,046,871
Quotient Ltd.(a)	120,456	311,981
Repro-Med Systems Inc.(a)(b)	16,662	49,986
ResMed Inc.	140,557	36,612,287
Retractable Technologies Inc.(a)(b)	9,507	65,884
Rockwell Medical Inc.(a)(b)	60,709	24,891
SeaSpine Holdings Corp.(a)	51,914	707,069
Second Sight Medical Products Inc.(a)(b)	23,438	38,204
Senseonics Holdings Inc.(a)(b)	369,508	986,586
Sensus Healthcare Inc.(a)(b)	71,437	515,775
Shockwave Medical Inc.(a)	33,896	6,044,674
SI-BONE Inc.(a)(b)	32,356	718,627
Sientra Inc.(a)	45,295	166,233
Silk Road Medical Inc.(a)(b)	33,436	1,424,708
SiNtx Technologies Inc.(a)(b)	13	8
SmileDirectClub Inc.(a)(b)	73,264	172,170
STAAR Surgical Co.(a)	44,786	4,088,962
Stereotaxis Inc.(a)	40,147	248,911
STERIS PLC	96,312	23,443,304
Strata Skin Sciences Inc.(a)	1,191	1,751
Stryker Corp.	323,030	86,384,683
Surgalign Holdings Inc.(a)(b)	53,257	38,153
Surmodics Inc.(a)	9,813	472,496
Tactile Systems Technology Inc.(a)	17,160	326,555
Tandem Diabetes Care Inc.(a)	65,543	9,865,532
Tela Bio Inc.(a)(b)	3,109	39,795
Teleflex Inc.	44,910	14,752,037
ThermoGenesis Holdings Inc.(a)	27	27
TransMedics Group Inc.(a)	23,801	456,027
Treace Medical Concepts Inc.(a)(b)	24,041	448,124
Utah Medical Products Inc.	1,035	103,500
Vapotherm Inc.(a)	27,211	563,540
Varex Imaging Corp.(a)	35,791	1,129,206
Venus Concept Inc.(a)(b)	15,051	25,587
ViewRay Inc.(a)(b)	94,798	522,337
VolitionRx Ltd.(a)	9,446	29,660
Xtant Medical Holdings Inc.(a)	143	80
Zimmer Biomet Holdings Inc.	202,005	25,662,715
Zomedica Corp.(a)(b)	995,621	305,158
Zosano Pharma Corp.(a)(b)	89,788	42,200
Zynex Inc.(a)	14,461	144,176
		1,324,238,353
Health Care Providers & Services — 2.6%
1Life Healthcare Inc.(a)(b)	184,130	3,235,164
Acadia Healthcare Co. Inc.(a)(b)	86,675	5,261,173
Accolade Inc.(a)(b)	55,206	1,455,230
AdaptHealth Corp.(a)(b)	104,600	2,558,516
Addus HomeCare Corp.(a)	15,769	1,474,559
Agiliti Inc.(a)	34,652	802,540
Agilon Health Inc.(a)(b)	45,384	1,225,368
Alignment Healthcare Inc.(a)(b)	31,884	448,289
Amedisys Inc.(a)	32,984	5,339,450
American Shared Hospital Services(a)	709	1,680
AmerisourceBergen Corp.	145,507	19,336,425
AMN Healthcare Services Inc.(a)	44,088	5,393,285
Anthem Inc.	232,284	107,672,925
Apollo Medical Holdings Inc.(a)(b)	36,166	2,657,478
Avalon GloboCare Corp.(a)(b)	23,239	19,056
Aveanna Healthcare Holdings Inc.(a)(b)	68,526	507,092
Security	Shares	Value

Health Care Providers & Services (continued)
Brookdale Senior Living Inc.(a)(b)	217,479	$1,122,192
Cano Health Inc.(a)(b)	159,890	1,424,620
Cardinal Health Inc.	286,081	14,730,311
CareMax Inc.(a)	93,007	714,294
Castle Biosciences Inc.(a)	26,510	1,136,484
Centene Corp.(a)	565,905	46,630,572
Chemed Corp.	16,029	8,479,982
Cigna Corp.	321,561	73,840,053
Clover Health Investments Corp.(a)(b)	264,982	985,733
Community Health Systems Inc.(a)	111,522	1,484,358
CorVel Corp.(a)	8,877	1,846,416
Covetrus Inc.(a)	93,233	1,861,863
Cross Country Healthcare Inc.(a)	34,092	946,394
CVS Health Corp.	1,259,389	129,918,569
CynergisTek Inc./DE(a)	8,209	11,821
DaVita Inc.(a)	66,879	7,608,155
Encompass Health Corp.	97,493	6,362,393
Ensign Group Inc. (The)	46,334	3,890,203
Enzo Biochem Inc.(a)	35,820	114,982
Five Star Senior Living Inc.(a)(b)	16,485	48,631
Fulgent Genetics Inc.(a)(b)	17,182	1,728,337
Great Elm Group Inc.(a)	6,606	13,807
Guardant Health Inc.(a)	107,537	10,755,851
Hanger Inc.(a)(b)	35,888	650,650
HCA Healthcare Inc.	233,501	59,991,077
HealthEquity Inc.(a)	81,409	3,601,534
Henry Schein Inc.(a)	122,061	9,463,389
Hims & Hers Health Inc.(a)	166,508	1,090,627
Humana Inc.	123,025	57,066,377
InfuSystem Holdings Inc.(a)	17,372	295,845
Innovage Holding Corp.(a)	37,354	186,770
Joint Corp. (The)(a)	18,348	1,205,280
Laboratory Corp. of America Holdings(a)	93,620	29,416,340
LHC Group Inc.(a)	32,247	4,425,256
LifeStance Health Group Inc.(a)(b)	58,269	554,721
Magellan Health Inc.(a)	22,186	2,107,448
McKesson Corp.	148,856	37,001,136
MEDNAX Inc.(a)(b)	87,781	2,388,521
ModivCare Inc.(a)	9,684	1,436,040
Molina Healthcare Inc.(a)	54,153	17,224,986
National HealthCare Corp.	9,151	621,719
National Research Corp.	9,187	381,444
Oak Street Health Inc.(a)(b)	134,313	4,451,133
Ontrak Inc.(a)(b)	10,400	65,416
Option Care Health Inc.(a)	116,503	3,313,345
Owens & Minor Inc.	80,335	3,494,573
Patterson Companies Inc.	88,252	2,590,196
Pennant Group Inc. (The)(a)	24,120	556,690
PetIQ Inc.(a)	19,230	436,713
Premier Inc., Class A	117,509	4,837,846
Privia Health Group Inc.(a)(b)	19,745	510,803
Progyny Inc.(a)(b)	66,402	3,343,341
Psychemedics Corp.	7,927	55,013
Quest Diagnostics Inc.	117,428	20,316,218
R1 RCM Inc.(a)	128,258	3,269,297
RadNet Inc.(a)	52,630	1,584,689
Regional Health Properties Inc.(a)(b)	885	3,991
Select Medical Holdings Corp.	98,689	2,901,457
Sharps Compliance Corp.(a)(b)	9,364	66,765
Signify Health Inc., Class A(a)(b)	26,991	383,812

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
SOC Telemed Inc.(a)	140,739	$180,146
Sonida Senior Living Inc.(a)	1,488	42,393
Star Equity Holdings Inc.(a)(b)	1,268	3,233
Surgery Partners Inc.(a)(b)	27,474	1,467,386
Talkspace Inc.(a)(b)	189,220	372,763
Tenet Healthcare Corp.(a)	97,713	7,982,175
Tivity Health Inc.(a)(b)	51,602	1,364,357
Triple-S Management Corp.(a)	26,323	939,205
U.S. Physical Therapy Inc.	10,423	995,918
UnitedHealth Group Inc.	902,864	453,364,129
Universal Health Services Inc., Class B	76,155	9,874,257
		1,230,920,671
Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)	126,698	2,337,578
American Well Corp., Class A(a)(b)	172,899	1,044,310
CareCloud Inc.(a)	6,616	41,813
Castlight Health Inc., Class B(a)	42,800	65,912
Cerner Corp.	280,173	26,019,666
Certara Inc.(a)(b)	98,273	2,792,919
Change Healthcare Inc.(a)	259,393	5,545,822
Computer Programs & Systems Inc.(a)	8,909	261,034
Doximity Inc., Class A(a)(b)	46,881	2,350,145
Evolent Health Inc., Class A(a)(b)	81,128	2,244,812
GoodRx Holdings Inc., Class A(a)(b)	61,060	1,995,441
Health Catalyst Inc.(a)(b)	50,695	2,008,536
HealthStream Inc.(a)	25,450	670,862
HTG Molecular Diagnostics Inc.(a)	438	2,374
Icad Inc.(a)	14,255	102,636
Inspire Medical Systems Inc.(a)	26,320	6,055,179
Multiplan Corp.(a)(b)	253,794	1,124,307
NantHealth Inc.(a)	22,826	24,081
NextGen Healthcare Inc.(a)	44,104	784,610
Omnicell Inc.(a)	42,033	7,584,435
OptimizeRx Corp.(a)	23,314	1,448,033
Phreesia Inc.(a)	51,933	2,163,529
Schrodinger Inc.(a)	47,109	1,640,806
SCWorx Corp.(a)	5,393	7,011
Sema4 Holdings Corp.(a)(b)	120,299	536,534
Sharecare Inc.(a)(b)	273,047	1,225,981
Simulations Plus Inc.(b)	18,793	888,909
Streamline Health Solutions Inc.(a)(b)	18,403	27,052
Tabula Rasa HealthCare Inc.(a)	26,686	400,290
Teladoc Health Inc.(a)(b)	153,438	14,088,677
Veeva Systems Inc., Class A(a)(b)	134,156	34,274,175
Vocera Communications Inc.(a)(b)	28,199	1,828,423
		121,585,892
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment Inc.(a)(b)	60,574	788,674
Airbnb Inc., Class A(a)(b)	338,101	56,290,436
Allied Esports Entertainment Inc.(a)(b)	7,459	12,755
Aramark	245,893	9,061,157
Ark Restaurants Corp.(a)	295	4,912
Bally’s Corp.(a)	24,540	933,992
BBQ Holdings Inc.(a)	8,873	140,903
Biglari Holdings Inc., Class A(a)(b)	19	13,205
Biglari Holdings Inc., Class B, NVS(a)	199	28,371
BJ’s Restaurants Inc.(a)	25,438	878,883
Bloomin’ Brands Inc.(a)	85,700	1,797,986
Booking Holdings Inc.(a)	39,605	95,021,504
Boyd Gaming Corp.(a)	77,156	5,059,119
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Brinker International Inc.(a)	40,312	$1,475,016
Caesars Entertainment Inc.(a)	207,349	19,393,352
Canterbury Park Holding Corp.(a)	598	10,322
Carnival Corp.(a)(b)	777,596	15,645,232
Carrols Restaurant Group Inc.	34,224	101,303
Century Casinos Inc.(a)(b)	20,094	244,745
Cheesecake Factory Inc. (The)(a)	43,512	1,703,495
Chipotle Mexican Grill Inc.(a)	26,808	46,867,086
Choice Hotels International Inc.	34,997	5,459,182
Churchill Downs Inc.	35,226	8,485,943
Chuy’s Holdings Inc.(a)(b)	17,215	518,516
Cracker Barrel Old Country Store Inc.	25,364	3,262,825
Darden Restaurants Inc.	127,979	19,278,757
Dave & Buster’s Entertainment Inc.(a)	44,413	1,705,459
Del Taco Restaurants Inc.	29,661	369,280
Denny’s Corp.(a)(b)	77,969	1,247,504
Dine Brands Global Inc.	17,225	1,305,827
Domino’s Pizza Inc.	35,449	20,004,934
DraftKings Inc., Class A(a)(b)	315,468	8,665,906
Drive Shack Inc.(a)(b)	67,565	96,618
Dutch Bros. Inc.(a)(b)	23,098	1,175,919
El Pollo Loco Holdings Inc.(a)	19,689	279,387
Everi Holdings Inc.(a)(b)	76,961	1,643,117
Expedia Group Inc.(a)	140,082	25,315,619
Fiesta Restaurant Group Inc.(a)(b)	34,525	380,120
Flanigan’s Enterprises Inc.(a)	198	6,112
Full House Resorts Inc.(a)	8,023	97,159
GAN Ltd.(a)	57,412	527,616
Golden Entertainment Inc.(a)	18,608	940,262
Golden Nugget Online Gaming Inc.(a)	46,198	459,670
Good Times Restaurants Inc.(a)(b)	9,369	40,662
Hilton Grand Vacations Inc.(a)	89,657	4,672,026
Hilton Worldwide Holdings Inc.(a)	268,696	41,913,889
Hyatt Hotels Corp., Class A(a)	42,023	4,030,006
Jack in the Box Inc.	25,117	2,197,235
Krispy Kreme Inc.(b)	58,452	1,105,912
Kura Sushi USA Inc., Class A(a)(b)	2,417	195,390
Las Vegas Sands Corp.(a)	322,918	12,154,634
Lindblad Expeditions Holdings Inc.(a)(b)	23,566	367,630
Luby’s Inc.(a)	18,112	51,800
Marriott International Inc./MD, Class A(a)	261,534	43,215,878
Marriott Vacations Worldwide Corp.	41,939	7,086,852
McDonald’s Corp.	714,012	191,405,197
Membership Collective Group Inc., Class A(a)(b)	63,166	807,262
MGM Resorts International.	380,442	17,074,237
Monarch Casino & Resort Inc.(a)	8,674	641,442
Nathan’s Famous Inc.	709	41,399
Noodles & Co.(a)	17,802	161,464
Norwegian Cruise Line Holdings Ltd.(a)	354,827	7,359,112
ONE Group Hospitality Inc. (The)(a)	16,797	211,810
Papa John’s International Inc.	32,737	4,369,407
Penn National Gaming Inc.(a)(b)	149,998	7,777,396
Planet Fitness Inc., Class A(a)(b)	80,893	7,327,288
Playa Hotels & Resorts NV(a)(b)	70,828	565,207
PlayAGS Inc.(a)	26,462	179,677
Potbelly Corp.(a)(b)	25,458	142,056
Rave Restaurant Group Inc.(a)(b)	3,285	3,318
RCI Hospitality Holdings Inc.(b)	8,878	691,419
Red Robin Gourmet Burgers Inc.(a)(b)	18,092	299,061
Red Rock Resorts Inc., Class A	63,024	3,466,950

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.(a)	225,925	$17,373,633
Rush Street Interactive Inc.(a)(b)	45,982	758,703
Ruth’s Hospitality Group Inc.(a)	34,366	683,883
Scientific Games Corp./DE, Class A(a)	94,457	6,312,561
SeaWorld Entertainment Inc.(a)	55,570	3,604,270
Shake Shack Inc., Class A(a)	37,901	2,734,936
Six Flags Entertainment Corp.(a)	71,491	3,044,087
Starbucks Corp.	1,124,802	131,568,090
Target Hospitality Corp.(a)	1,075	3,827
Texas Roadhouse Inc.	72,448	6,468,157
Travel + Leisure Co.	87,305	4,825,347
Vail Resorts Inc.	37,545	12,311,006
Wendy’s Co. (The)	184,712	4,405,381
Wingstop Inc.	27,011	4,667,501
Wyndham Hotels & Resorts Inc.	89,071	7,985,215
Wynn Resorts Ltd.(a)	103,085	8,766,348
Yum! Brands Inc.	282,757	39,263,637
		971,030,378
Household Durables — 0.5%
Aterian Inc.(a)(b)	8,746	35,946
Bassett Furniture Industries Inc.	18,317	307,176
Beazer Homes USA Inc.(a)	25,994	603,581
Cavco Industries Inc.(a)	8,594	2,729,884
Century Communities Inc.	36,831	3,012,407
Cricut Inc., Class A(a)(b)	25,495	563,185
Dixie Group Inc. (The)(a)	16,692	95,645
DR Horton Inc.	314,916	34,152,640
Emerson Radio Corp.(a)(b)	17,586	14,246
Ethan Allen Interiors Inc.	16,778	441,094
Flexsteel Industries Inc.	13	349
Garmin Ltd.	139,912	19,051,817
GoPro Inc., Class A(a)	111,925	1,153,947
Green Brick Partners Inc.(a)	61,878	1,876,760
Hamilton Beach Brands Holding Co., Class A	28	402
Helen of Troy Ltd.(a)	22,853	5,586,873
Hooker Furniture Corp.	9,456	220,136
Hovnanian Enterprises Inc., Class A(a)	5,979	761,067
Installed Building Products Inc.	24,310	3,396,593
iRobot Corp.(a)(b)	26,371	1,737,321
KB Home	79,789	3,568,962
La-Z-Boy Inc.	44,462	1,614,415
Leggett & Platt Inc.	131,263	5,402,785
Lennar Corp., Class A	261,380	30,361,901
Lennar Corp., Class B	15,509	1,482,971
LGI Homes Inc.(a)(b)	18,789	2,902,525
Lifetime Brands Inc.	9,050	144,529
Live Ventures Inc.(a)	631	19,895
Lovesac Co. (The)(a)(b)	18,982	1,257,747
M/I Homes Inc.(a)	25,473	1,583,911
MDC Holdings Inc.	53,259	2,973,450
Meritage Homes Corp.(a)	34,906	4,260,626
Mohawk Industries Inc.(a)	55,132	10,043,948
Nephros Inc.(a)(b)	2,562	15,398
Newell Brands Inc.	382,007	8,343,033
Nova Lifestyle Inc.(a)(b)	2,790	5,217
NVR Inc.(a)	3,103	18,335,224
PulteGroup Inc.	244,637	13,983,451
Purple Innovation Inc., Class A(a)(b)	52,395	695,282
Skyline Champion Corp.(a)	49,984	3,947,736
Sonos Inc.(a)	120,022	3,576,656
Security	Shares	Value

Household Durables (continued)
Taylor Morrison Home Corp.(a)	124,903	$4,366,609
Tempur Sealy International Inc.	195,778	9,207,439
Toll Brothers Inc.	113,499	8,216,193
TopBuild Corp.(a)	31,662	8,735,862
Traeger Inc.(a)(b)	39,020	474,483
TRI Pointe Homes Inc.(a)	101,797	2,839,118
Tupperware Brands Corp.(a)	46,269	707,453
Universal Electronics Inc.(a)	10,406	424,044
VOXX International Corp.(a)(b)	17,216	175,087
Vuzix Corp.(a)(b)	59,089	512,302
Whirlpool Corp.	59,884	14,052,379
Yunhong CTI Ltd.(a)	230	274
		239,971,974
Household Products — 1.2%
Central Garden & Pet Co.(a)	8,899	468,354
Central Garden & Pet Co., Class A, NVS(a)	43,027	2,058,842
Church & Dwight Co. Inc.	233,574	23,941,335
Clorox Co. (The)	119,788	20,886,236
Colgate-Palmolive Co.	792,810	67,658,405
Energizer Holdings Inc.	63,392	2,542,019
Kimberly-Clark Corp.	322,856	46,142,579
Ocean Bio-Chem Inc.	728	6,334
Oil-Dri Corp. of America	7,892	258,305
Procter & Gamble Co. (The)	2,310,258	377,912,004
Reynolds Consumer Products Inc.	47,206	1,482,268
Spectrum Brands Holdings Inc.	43,683	4,443,435
WD-40 Co.	12,345	3,020,081
		550,820,197
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	624,641	15,178,776
Clearway Energy Inc., Class A	34,316	1,148,900
Clearway Energy Inc., Class C	68,504	2,468,199
Montauk Renewables Inc.(a)(b)	76,131	780,343
Ormat Technologies Inc.(b)	48,809	3,870,554
Sunnova Energy International Inc.(a)(b)	89,373	2,495,294
Vistra Corp.	483,694	11,013,712
		36,955,778
Industrial Conglomerates — 0.8%
3M Co.	550,107	97,715,506
General Electric Co.	1,056,496	99,807,177
Honeywell International Inc.	664,468	138,548,223
Roper Technologies Inc.	101,311	49,830,829
		385,901,735
Insurance — 2.0%
Aflac Inc.	593,930	34,679,573
Alleghany Corp.(a)	14,009	9,352,268
Allstate Corp. (The)	272,841	32,099,744
Ambac Financial Group Inc.(a)	42,025	674,501
American Equity Investment Life Holding Co.	77,998	3,035,682
American Financial Group Inc./OH	64,750	8,891,470
American International Group Inc.	819,747	46,610,814
American National Group Inc.	13,570	2,562,559
AMERISAFE Inc.	23,578	1,269,204
Aon PLC, Class A	212,093	63,746,672
Arch Capital Group Ltd.(a)	379,037	16,848,195
Argo Group International Holdings Ltd.	36,710	2,133,218
Arthur J Gallagher & Co.	201,021	34,107,233
Assurant Inc.	58,962	9,189,817
Assured Guaranty Ltd.	73,906	3,710,081

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Athene Holding Ltd., Class A(a)	122,631	$10,218,841
Atlantic American Corp.	749	1,835
Axis Capital Holdings Ltd.	73,391	3,997,608
Brighthouse Financial Inc.(a)	88,992	4,609,786
Brown & Brown Inc.	229,890	16,156,669
BRP Group Inc., Class A(a)	43,569	1,573,277
Chubb Ltd.	411,674	79,580,701
Cincinnati Financial Corp.	142,859	16,275,926
Citizens Inc./TX(a)(b)	43,675	231,914
CNA Financial Corp.	26,110	1,150,929
CNO Financial Group Inc.	124,316	2,963,693
Conifer Holdings Inc.(a)	833	1,933
Crawford & Co., Class A, NVS	17,349	129,944
Crawford & Co., Class B	9,437	70,683
Donegal Group Inc., Class A	10,368	148,159
eHealth Inc.(a)	24,911	635,230
Employers Holdings Inc.	20,755	858,842
Enstar Group Ltd.(a)	10,431	2,582,611
Erie Indemnity Co., Class A, NVS	24,820	4,781,821
Everest Re Group Ltd.	37,801	10,354,450
FedNat Holding Co.(a)	9,536	13,446
FG Financial Group Inc.(a)(b)	7,969	29,485
Fidelity National Financial Inc.	266,687	13,915,728
First American Financial Corp.	104,884	8,205,075
Genworth Financial Inc., Class A(a)	438,516	1,775,990
Globe Life Inc.	92,485	8,667,694
GoHealth Inc., Class A(a)(b)	52,962	200,726
Goosehead Insurance Inc., Class A	17,910	2,329,733
Greenlight Capital Re Ltd., Class A(a)	26,914	211,006
Hallmark Financial Services Inc.(a)	16,654	72,445
Hanover Insurance Group Inc. (The)	34,925	4,577,270
Hartford Financial Services Group Inc. (The)	334,066	23,063,917
HCI Group Inc.	7,690	642,423
Hippo Holdings Inc.(a)	355,668	1,006,540
Horace Mann Educators Corp.	20,403	789,596
ICC Holdings Inc.(a)(b)	1,139	19,090
Independence Holding Co.(b)	8,481	480,703
Investors Title Co.	321	63,285
James River Group Holdings Ltd.	23,359	672,973
Kemper Corp.	61,555	3,618,818
Kingstone Companies Inc.	7,974	39,870
Kingsway Financial Services Inc.(a)	11,225	61,513
Kinsale Capital Group Inc.	19,907	4,735,676
Lemonade Inc.(a)(b)	36,574	1,540,131
Lincoln National Corp.	163,879	11,186,381
Loews Corp.	195,476	11,290,694
Maiden Holdings Ltd.(a)	35,247	107,856
Markel Corp.(a)	12,901	15,919,834
Marsh & McLennan Companies Inc.	481,084	83,622,021
MBIA Inc.(a)	69,618	1,099,268
Mercury General Corp.	28,429	1,508,443
MetLife Inc.	680,375	42,516,634
MetroMile Inc.(a)	69,178	151,500
National Security Group Inc. (The)	249	2,291
National Western Life Group Inc., Class A	2,907	623,377
Old Republic International Corp.	256,452	6,303,590
Oscar Health Inc., Class A(a)(b)	36,647	287,679
Palomar Holdings Inc.(a)	23,835	1,543,793
Primerica Inc.	41,925	6,425,845
Principal Financial Group Inc.	241,095	17,438,401
Security	Shares	Value

Insurance (continued)
ProAssurance Corp.	36,192	$915,658
Progressive Corp. (The)	557,215	57,198,120
Prudential Financial Inc.	372,425	40,311,282
Reinsurance Group of America Inc.	67,237	7,361,779
RenaissanceRe Holdings Ltd.	46,198	7,822,707
RLI Corp.	44,231	4,958,295
Root Inc./OH, Class A(a)	53,124	164,684
Ryan Specialty Group Holdings Inc., Class A(a)(b)	55,911	2,256,009
Safety Insurance Group Inc.	11,576	984,307
Selective Insurance Group Inc.	59,352	4,863,303
Selectquote Inc.(a)	119,633	1,083,875
SiriusPoint Ltd.(a)(b)	80,100	651,213
State Auto Financial Corp.	16,735	865,032
Stewart Information Services Corp.	16,242	1,294,975
Tiptree Inc.	34,155	472,364
Travelers Companies Inc. (The)	231,358	36,191,332
Trupanion Inc.(a)	32,908	4,344,843
Unico American Corp.(a)	619	2,129
United Fire Group Inc.	18,721	434,140
United Insurance Holdings Corp.	10,022	43,495
Universal Insurance Holdings Inc.	26,330	447,610
Unum Group	206,162	5,065,400
W R Berkley Corp.	132,670	10,930,681
White Mountains Insurance Group Ltd.	2,933	2,973,769
Willis Towers Watson PLC	119,890	28,472,676
		922,106,301
Interactive Media & Services — 5.5%
Alphabet Inc., Class A(a)	287,426	832,684,619
Alphabet Inc., Class C, NVS(a)	269,523	779,889,058
ANGI Inc.(a)(b)	67,702	623,535
AutoWeb Inc.(a)(b)	7,154	24,324
Bumble Inc., Class A(a)(b)	66,831	2,262,898
Cargurus Inc.(a)(b)	85,175	2,865,287
Cars.com Inc.(a)	69,629	1,120,331
DHI Group Inc.(a)	35,889	223,947
Eventbrite Inc., Class A(a)(b)	78,194	1,363,703
EverQuote Inc., Class A(a)	15,091	236,325
fuboTV Inc.(a)(b)	136,493	2,118,371
IAC/InterActiveCorp.(a)(b)	82,043	10,723,841
IZEA Worldwide Inc.(a)(b)	37,982	50,896
Liberty TripAdvisor Holdings Inc., Class A(a)	69,107	149,962
Match Group Inc.(a)(b)	267,661	35,398,167
MediaAlpha Inc., Class A(a)	17,948	277,117
Meta Platforms Inc, Class A(a)	2,270,589	763,712,610
Pinterest Inc., Class A(a)	531,306	19,312,973
QuinStreet Inc.(a)	34,736	631,848
Snap Inc., Class A, NVS(a)(b)	1,035,593	48,703,939
Super League Gaming Inc.(a)(b)	23,288	54,960
Travelzoo(a)(b)	8,454	79,637
TripAdvisor Inc.(a)(b)	89,372	2,436,281
TrueCar Inc.(a)(b)	78,949	268,427
Twitter Inc.(a)	772,373	33,381,961
Vimeo Inc.(a)(b)	153,745	2,761,260
Yelp Inc.(a)	70,948	2,571,155
Zedge Inc., Class B(a)(b)	8,031	68,263
Ziff Davis Inc.(a)	44,249	4,905,444
ZoomInfo Technologies Inc., Class A(a)	289,623	18,593,797
		2,567,494,936
Internet & Direct Marketing Retail — 3.3%
1-800-Flowers.com Inc., Class A(a)(b)	20,049	468,545

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Amazon.com Inc.(a)	418,496	$1,395,407,953
CarParts.com Inc.(a)(b)	28,399	318,069
Chewy Inc., Class A(a)(b)	78,157	4,608,918
ContextLogic Inc., Class A(a)(b)	311,620	969,138
DoorDash Inc., Class A(a)(b)	159,497	23,749,103
Duluth Holdings Inc., Class B(a)(b)	19,154	290,758
eBay Inc.	609,449	40,528,358
Etsy Inc.(a)(b)	122,942	26,916,921
Groupon Inc.(a)(b)	19,750	457,410
iMedia Brands Inc.(a)	2,509	15,054
Lands’ End Inc.(a)	17,249	338,598
Liquidity Services Inc.(a)	25,834	570,415
Overstock.com Inc.(a)	43,856	2,587,943
PetMed Express Inc.	24,403	616,420
Porch Group Inc.(a)(b)	63,423	988,765
Poshmark Inc., Class A(a)(b)	18,415	313,607
Quotient Technology Inc.(a)(b)	65,569	486,522
Qurate Retail Inc., Series A	351,373	2,670,435
RealReal Inc. (The)(a)(b)	115,873	1,345,286
Remark Holdings Inc.(a)(b)	50,168	49,742
Revolve Group Inc.(a)	38,578	2,161,911
Shutterstock Inc.	19,317	2,141,869
Stitch Fix Inc., Class A(a)(b)	69,959	1,323,624
ThredUp Inc., Class A(a)(b)	31,994	408,243
Waitr Holdings Inc.(a)(b)	70,133	51,898
Wayfair Inc., Class A(a)(b)	74,648	14,180,881
Xometry Inc., Class A(a)	13,658	699,972
		1,524,666,358
IT Services — 4.6%
Accenture PLC, Class A	605,727	251,104,128
Affirm Holdings Inc.(a)(b)	142,392	14,318,940
Akamai Technologies Inc.(a)(b)	157,926	18,483,659
ALJ Regional Holdings Inc.(a)(b)	9,637	17,539
Alliance Data Systems Corp.	44,823	2,983,867
Automatic Data Processing Inc.	407,345	100,443,130
BigCommerce Holdings Inc., Series 1(a)(b)	56,987	2,015,630
Block Inc., Class A(a)(b)	390,518	63,072,562
Brightcove Inc.(a)	34,204	349,565
Broadridge Financial Solutions Inc.	105,842	19,350,034
Cantaloupe Inc.(a)(b)	68,801	610,953
Cass Information Systems Inc.	10,241	402,676
Cloudflare Inc., Class A(a)	266,109	34,993,333
Cognizant Technology Solutions Corp., Class A	509,265	45,181,991
Computer Task Group Inc.(a)	16,684	166,339
Concentrix Corp.	41,185	7,356,465
Conduent Inc.(a)	173,325	925,556
CSG Systems International Inc.	37,622	2,167,780
CSP Inc.(a)	681	5,986
DigitalOcean Holdings Inc.(a)(b)	18,136	1,456,865
DXC Technology Co.(a)	230,218	7,410,717
EPAM Systems Inc.(a)	54,363	36,338,947
ESC Srax Inc., NVS(b)	10,903	654
Euronet Worldwide Inc.(a)	48,594	5,790,947
EVERTEC Inc.	60,964	3,046,981
Evo Payments Inc., Class A(a)(b)	42,825	1,096,320
Exela Technologies Inc.(a)	47,089	41,316
ExlService Holdings Inc.(a)	34,287	4,963,729
Fastly Inc., Class A(a)(b)	102,237	3,624,302
Fidelity National Information Services Inc.	594,492	64,888,802
Fiserv Inc.(a)	564,218	58,560,186
Security	Shares	Value

IT Services (continued)
FleetCor Technologies Inc.(a)	80,216	$17,955,549
Flywire Corp.(a)(b)	18,997	723,026
Gartner Inc.(a)	80,431	26,889,692
Genpact Ltd.	174,457	9,260,178
Global Payments Inc.	281,078	37,996,124
GoDaddy Inc., Class A(a)	164,654	13,972,538
GreenSky Inc., Class A(a)	44,569	506,304
Grid Dynamics Holdings Inc.(a)	41,923	1,591,816
Hackett Group Inc. (The)	25,544	524,418
I3 Verticals Inc., Class A(a)	32,387	738,100
Information Services Group Inc.	27,013	205,839
Innodata Inc.(a)(b)	26,042	154,169
Inpixon(a)	1	1
International Business Machines Corp.	859,344	114,859,919
International Money Express Inc.(a)	45,667	728,845
Jack Henry & Associates Inc.	71,810	11,991,552
Kyndryl Holdings Inc.(a)	171,926	3,111,861
Limelight Networks Inc.(a)	154,550	530,107
LiveRamp Holdings Inc.(a)	64,370	3,086,541
Marqeta Inc., Class A(a)(b)	236,711	4,064,328
Mastercard Inc., Class A	834,080	299,701,626
Maximus Inc.	61,180	4,874,211
MoneyGram International Inc.(a)	52,926	417,586
MongoDB Inc.(a)(b)	64,979	34,396,634
Okta Inc.(a)(b)	144,929	32,488,734
Paya Holdings Inc., Class A(a)(b)	54,744	347,077
Paychex Inc.	308,270	42,078,855
Payoneer Global Inc.(a)(b)	185,533	1,363,668
PayPal Holdings Inc.(a)	1,125,384	212,224,915
Paysign Inc.(a)(b)	32,427	51,883
Perficient Inc.(a)	34,729	4,490,112
PFSweb Inc.(a)	16,647	214,413
Priority Technology Holdings Inc.(a)(b)	7,080	50,126
Rackspace Technology Inc.(a)(b)	36,574	492,652
Repay Holdings Corp.(a)	87,301	1,594,989
Sabre Corp.(a)	313,454	2,692,570
ServiceSource International Inc.(a)	52,749	52,227
Shift4 Payments Inc., Class A(a)(b)	48,211	2,792,863
Snowflake Inc., Class A(a)	225,128	76,262,110
SolarWinds Corp.(b)	31,726	450,192
Squarespace Inc., Class A(a)	26,869	792,636
StarTek Inc.(a)	9,406	49,099
Steel Connect Inc.(a)	43,703	60,747
Switch Inc., Class A	121,604	3,482,739
TaskUS Inc., Class A(a)(b)	14,730	794,831
Toast Inc.(a)(b)	83,323	2,892,141
TTEC Holdings Inc.	16,913	1,531,472
Tucows Inc., Class A(a)(b)	9,325	781,622
Twilio Inc., Class A(a)	164,913	43,428,189
Unisys Corp.(a)	58,713	1,207,726
Usio Inc.(a)	908	3,959
VeriSign Inc.(a)	89,894	22,816,895
Verra Mobility Corp.(a)(b)	117,174	1,807,995
Visa Inc., Class A	1,606,578	348,161,518
Western Union Co. (The)	392,468	7,001,629
WEX Inc.(a)	42,131	5,914,771
WidePoint Corp.(a)	6,670	26,213
		2,157,852,431
Leisure Products — 0.1%
Acushnet Holdings Corp.	41,805	2,219,009

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
American Outdoor Brands Inc.(a)	12,242	$243,983
AMMO Inc.(a)(b)	113,738	619,872
Brunswick Corp./DE	75,965	7,651,955
Callaway Golf Co.(a)	112,970	3,099,897
Clarus Corp.	18,226	505,225
Escalade Inc.	8,752	138,194
Genius Brands International Inc.(a)(b)	438,047	459,949
Hasbro Inc.	124,302	12,651,458
Hayward Holdings Inc.(a)(b)	40,621	1,065,489
JAKKS Pacific Inc.(a)(b)	1,371	13,929
Johnson Outdoors Inc., Class A	8,054	754,579
Latham Group Inc.(a)(b)	29,018	726,321
Malibu Boats Inc., Class A(a)	17,434	1,198,239
Marine Products Corp.	28,158	351,975
MasterCraft Boat Holdings Inc.(a)(b)	17,901	507,135
Mattel Inc.(a)(b)	340,718	7,345,880
Nautilus Inc.(a)(b)	26,332	161,415
Peloton Interactive Inc., Class A(a)(b)	284,332	10,167,712
Polaris Inc.	55,088	6,054,722
Smith & Wesson Brands Inc.	52,047	926,437
Sturm Ruger & Co. Inc.	15,317	1,041,862
Vinco Ventures Inc.(a)(b)	109,679	261,036
Vista Outdoor Inc.(a)	52,652	2,425,678
YETI Holdings Inc.(a)(b)	84,293	6,981,989
		67,573,940
Life Sciences Tools & Services — 1.9%
10X Genomics Inc., Class A(a)(b)	95,853	14,278,263
23andMe Holding Co., Class A(a)(b)	110,199	733,925
Adaptive Biotechnologies Corp.(a)	104,344	2,927,893
Agilent Technologies Inc.	294,129	46,957,695
Applied DNA Sciences Inc.(a)(b)	366	1,471
Avantor Inc.(a)	586,902	24,732,050
Berkeley Lights Inc.(a)(b)	43,986	799,665
BioNano Genomics Inc.(a)(b)	240,871	720,204
Bio-Rad Laboratories Inc., Class A(a)	19,326	14,602,146
Bio-Techne Corp.	36,607	18,938,265
Bruker Corp.	104,041	8,730,080
Champions Oncology Inc.(a)(b)	6,198	49,584
Charles River Laboratories International Inc.(a)	49,358	18,597,107
ChromaDex Corp.(a)(b)	82,187	307,379
Codexis Inc.(a)	69,513	2,173,671
Contra Aduro Biotech I(a)(c)	4,142	12,426
Cytek Biosciences Inc.(a)(b)	32,080	523,546
Danaher Corp.	607,551	199,890,354
Fluidigm Corp.(a)(b)	59,809	234,451
Illumina Inc.(a)	150,758	57,354,374
Inotiv Inc.(a)(b)	8,032	337,906
IQVIA Holdings Inc.(a)	183,970	51,905,296
Maravai LifeSciences Holdings Inc., Class A(a)	99,187	4,155,935
Medpace Holdings Inc.(a)(b)	27,053	5,887,815
Mettler-Toledo International Inc.(a)	22,414	38,041,265
NanoString Technologies Inc.(a)(b)	49,188	2,077,209
Nautilus Biotechnology Inc.(a)(b)	125,394	649,541
NeoGenomics Inc.(a)(b)	118,760	4,052,091
Pacific Biosciences of California Inc.(a)(b)	225,632	4,616,431
PerkinElmer Inc.	120,517	24,231,148
Personalis Inc.(a)	32,499	463,761
Quanterix Corp.(a)	28,979	1,228,710
Quantum-Si Inc.(a)(b)	97,995	771,221
Repligen Corp.(a)(b)	50,567	13,392,164
Security	Shares	Value

Life Sciences Tools & Services (continued)
Seer Inc., Class A(a)(b)	36,817	$839,796
SomaLogic Inc.(a)	81,823	952,420
Sotera Health Co.(a)(b)	105,932	2,494,699
Syneos Health Inc., Class A(a)	98,119	10,074,859
Thermo Fisher Scientific Inc.	377,761	252,057,250
Waters Corp.(a)	58,605	21,836,223
West Pharmaceutical Services Inc.	69,463	32,578,842
		885,209,131
Machinery — 1.7%
AGCO Corp.	62,110	7,206,002
AgEagle Aerial Systems Inc.(a)	99,650	156,451
Alamo Group Inc.	8,006	1,178,323
Albany International Corp., Class A	33,748	2,985,011
Allison Transmission Holdings Inc.	107,381	3,903,299
Altra Industrial Motion Corp.	59,985	3,093,426
Art’s-Way Manufacturing Co. Inc.(a)	304	1,076
Astec Industries Inc.	18,429	1,276,577
Barnes Group Inc.	44,636	2,079,591
Blue Bird Corp.(a)(b)	32,183	503,342
Caterpillar Inc.	519,076	107,313,772
Chart Industries Inc.(a)	34,542	5,509,104
Chicago Rivet & Machine Co.	125	3,284
CIRCOR International Inc.(a)	18,094	491,795
Colfax Corp.(a)	117,208	5,388,052
Columbus McKinnon Corp./NY	35,002	1,619,193
Commercial Vehicle Group Inc.(a)	25,986	209,447
Crane Co.	51,736	5,263,103
Cummins Inc.	138,283	30,165,054
Deere & Co.	273,115	93,648,402
Desktop Metal Inc., Class A(a)	210,130	1,040,143
Donaldson Co. Inc.	123,500	7,318,610
Douglas Dynamics Inc.	18,661	728,899
Dover Corp.	137,146	24,905,714
Eastern Co. (The)	7,998	201,230
Enerpac Tool Group Corp.	52,645	1,067,641
EnPro Industries Inc.	26,763	2,945,803
ESCO Technologies Inc.	26,165	2,354,588
Evoqua Water Technologies Corp.(a)(b)	107,113	5,007,533
Federal Signal Corp.	60,494	2,621,810
Flowserve Corp.	132,897	4,066,648
Fortive Corp.	345,129	26,329,891
Franklin Electric Co. Inc.	35,116	3,320,569
FreightCar America Inc.(a)(b)	9,473	34,955
Gates Industrial Corp. PLC(a)(b)	93,697	1,490,719
Gencor Industries Inc.(a)	8,475	97,717
Gorman-Rupp Co. (The)	17,536	781,229
Graco Inc.	167,902	13,536,259
Graham Corp.	8,888	110,567
Greenbrier Companies Inc. (The)	34,465	1,581,599
Helios Technologies Inc.	35,008	3,681,791
Hillenbrand Inc.	70,477	3,664,099
Hillman Solutions Corp.(a)(b)	95,785	1,029,689
Hurco Companies Inc.	8,124	241,283
Hydrofarm Holdings Group Inc.(a)(b)	34,274	969,611
Hyliion Holdings Corp.(a)	90,428	560,654
Hyster-Yale Materials Handling Inc.	8,782	360,940
Hyzon Motors Inc.(a)(b)	88,158	572,145
IDEX Corp.	72,224	17,067,976
Illinois Tool Works Inc.	265,720	65,579,696
Ingersoll Rand Inc.(b)	384,440	23,785,303

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
ITT Inc.	86,591	$8,848,734
John Bean Technologies Corp.	32,350	4,967,666
Kadant Inc.	12,887	2,970,196
Kennametal Inc.	78,242	2,809,670
LB Foster Co., Class A(a)	8,885	122,169
Lincoln Electric Holdings Inc.	54,146	7,551,743
Lindsay Corp.	9,009	1,369,368
LiqTech International Inc.(a)(b)	11,220	64,178
LS Starrett Co. (The), Class A(a)	8,076	75,511
Manitex International Inc.(a)	16,738	106,454
Manitowoc Co. Inc. (The)(a)(b)	42,631	792,510
Markforged Holding Corp.(a)	112,455	603,883
Mayville Engineering Co. Inc.(a)(b)	6,757	100,747
Meritor Inc.(a)	81,676	2,023,931
Microvast Holdings Inc.(a)(b)	228,442	1,292,982
Middleby Corp. (The)(a)	54,422	10,708,073
Miller Industries Inc./TN.	10,822	361,455
Mueller Industries Inc.	52,132	3,094,556
Mueller Water Products Inc., Class A	156,676	2,256,134
Nikola Corp.(a)(b)	225,202	2,222,744
NN Inc.(a)	28,536	116,998
Nordson Corp.	52,132	13,307,736
Oshkosh Corp.	62,103	6,999,629
Otis Worldwide Corp.	410,756	35,764,525
P&F Industries Inc., Class A(a)	689	4,203
PACCAR Inc.	333,500	29,434,710
Parker-Hannifin Corp.	124,429	39,583,353
Park-Ohio Holdings Corp.	8,670	183,544
Pentair PLC	156,838	11,453,879
Perma-Pipe International Holdings Inc.(a)	8,444	72,618
Proterra Inc.(a)(b)	171,768	1,516,711
Proto Labs Inc.(a)(b)	26,025	1,336,384
RBC Bearings Inc.(a)	25,456	5,141,348
REV Group Inc.	20,408	288,773
Shyft Group Inc. (The)	34,673	1,703,484
Snap-on Inc.	50,337	10,841,583
SPX Corp.(a)	50,316	3,002,859
SPX FLOW Inc.	43,067	3,724,434
Standex International Corp.	9,221	1,020,396
Stanley Black & Decker Inc.	155,698	29,367,757
Taylor Devices Inc.(a)(b)	702	7,645
Tennant Co.	18,614	1,508,479
Terex Corp.	60,907	2,676,863
Timken Co. (The)	61,364	4,251,912
Titan International Inc.(a)	43,481	476,552
Toro Co. (The)	105,762	10,566,681
Trinity Industries Inc.	71,642	2,163,588
Twin Disc Inc.(a)	8,830	96,777
Wabash National Corp.	61,327	1,197,103
Watts Water Technologies Inc., Class A	26,239	5,094,827
Welbilt Inc.(a)	130,647	3,105,479
Westinghouse Air Brake Technologies Corp.	182,003	16,764,296
Woodward Inc.	60,933	6,669,726
Xylem Inc./NY	176,010	21,107,119
		811,944,290
Marine — 0.0%
Eagle Bulk Shipping Inc.	17,409	792,110
Genco Shipping & Trading Ltd.	24,771	396,336
Kirby Corp.(a)	59,740	3,549,751
Matson Inc.	36,540	3,289,696
Security	Shares	Value

Marine (continued)
Pangaea Logistics Solutions Ltd.	8,786	$33,211
		8,061,104
Media — 1.1%
Advantage Solutions Inc.(a)(b)	102,832	824,713
Altice USA Inc., Class A(a)	212,179	3,433,056
AMC Networks Inc., Class A(a)	31,735	1,092,953
Beasley Broadcast Group Inc., Class A(a)	904	1,709
Boston Omaha Corp., Class A(a)	20,114	577,875
Cable One Inc.	4,931	8,695,572
Cardlytics Inc.(a)	32,630	2,156,517
Charter Communications Inc., Class A(a)(b)	119,947	78,201,846
Clear Channel Outdoor Holdings Inc.(a)	406,781	1,346,445
Comcast Corp., Class A	4,387,356	220,815,628
comScore Inc.(a)	45,171	150,871
Cumulus Media Inc., Class A(a)	42,401	477,011
Daily Journal Corp.(a)(b)	251	89,539
DallasNews Corp.	4,737	34,059
Discovery Inc., Class A(a)(b)	156,121	3,675,088
Discovery Inc., Class C, NVS(a)(b)	309,007	7,076,260
DISH Network Corp., Class A(a)	230,421	7,474,857
Emerald Holding Inc.(a)	44,597	177,050
Entercom Communications Corp.(a)	101,027	259,639
Entravision Communications Corp., Class A	52,572	356,438
EW Scripps Co. (The), Class A, NVS	51,803	1,002,388
Fluent Inc.(a)(b)	95,135	189,319
Fox Corp., Class A, NVS.	308,379	11,379,185
Fox Corp., Class B	130,589	4,475,285
Gannett Co. Inc.(a)	115,128	613,632
Gray Television Inc.	80,800	1,628,928
Gray Television Inc., Class A	756	13,903
Hemisphere Media Group Inc.(a)	8,910	64,776
Iheartmedia Inc., Class A(a)	107,692	2,265,840
Insignia Systems Inc.(a)(b)	1,165	26,888
Interpublic Group of Companies Inc. (The)	383,372	14,357,282
John Wiley & Sons Inc., Class A	43,642	2,499,377
John Wiley & Sons Inc., Class B	787	43,938
Lee Enterprises Inc.(a)(b)	5,599	193,390
Liberty Broadband Corp., Class A(a)(b)	24,458	3,935,292
Liberty Broadband Corp., Class C, NVS(a)(b)	139,694	22,504,704
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	84,904	4,317,368
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	154,030	7,832,426
Loyalty Ventures Inc.(a)	17,929	539,125
Magnite Inc.(a)(b)	108,548	1,899,590
Marchex Inc., Class B(a)	26,325	65,286
Mediaco Holding Inc., Class A(a)	858	4,599
National CineMedia Inc.	87,266	245,218
New York Times Co. (The), Class A	164,568	7,948,634
News Corp., Class A, NVS	372,378	8,307,753
News Corp., Class B.	112,606	2,533,635
Nexstar Media Group Inc., Class A	38,403	5,798,085
Omnicom Group Inc.	200,444	14,686,532
PubMatic Inc., Class A(a)	15,964	543,574
Saga Communications Inc., Class A	7,882	189,247
Salem Media Group Inc.(a)	9,534	29,174
Scholastic Corp.	26,041	1,040,598
Sinclair Broadcast Group Inc., Class A	37,773	998,340
Sirius XM Holdings Inc.(b)	896,772	5,694,502
SPAR Group Inc.(a)	8,086	9,946
Stagwell Inc.(a)	108,675	942,212

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
TechTarget Inc.(a)	27,277	$2,609,318
TEGNA Inc.	208,887	3,876,943
Thryv Holdings Inc.(a)(b)	30,264	1,244,758
Townsquare Media Inc., Class A(a)	8,918	118,877
Urban One Inc., NVS(a)(b)	26,554	90,018
Urban One Inc.(a)	233	1,084
ViacomCBS Inc., Class A	10,001	333,733
ViacomCBS Inc., Class B, NVS	593,622	17,915,512
WideOpenWest Inc.(a)(b)	68,487	1,473,840
		493,401,180
Metals & Mining — 0.5%
Alcoa Corp.	185,519	11,053,222
Allegheny Technologies Inc.(a)	121,528	1,935,941
Alpha Metallurgical Resources Inc.(a)(b)	24,783	1,513,002
Ampco-Pittsburgh Corp.(a)(b)	8,672	43,360
Arconic Corp.(a)	95,706	3,159,255
Carpenter Technology Corp.	49,891	1,456,318
Century Aluminum Co.(a)	53,497	885,910
Cleveland-Cliffs Inc.(a)	432,803	9,422,121
Coeur Mining Inc.(a)(b)	288,458	1,453,828
Commercial Metals Co.	104,290	3,784,684
Compass Minerals International Inc.	35,398	1,808,130
Freeport-McMoRan Inc.	1,400,249	58,432,391
Friedman Industries Inc.	8,481	79,552
Gatos Silver Inc.(a)(b)	64,038	664,714
Gold Resource Corp.(b)	66,512	103,759
Golden Minerals Co.(a)(b)	88,274	30,834
Haynes International Inc.	10,215	411,971
Hecla Mining Co.	567,676	2,963,269
Hycroft Mining Holding Corp.(a)	52,582	32,075
Kaiser Aluminum Corp.	18,194	1,709,144
Materion Corp.	19,094	1,755,502
McEwen Mining Inc.(a)(b)	217,953	193,215
MP Materials Corp.(a)(b)	84,820	3,852,524
Newmont Corp.	762,042	47,261,845
Nucor Corp.	271,252	30,963,416
Olympic Steel Inc.	8,765	205,978
Paramount Gold Nevada Corp.(a)(b)	8,130	5,680
Piedmont Lithium Inc.(a)(b)	16,834	883,112
Ramaco Resources Inc.(a)	8,888	120,877
Reliance Steel & Aluminum Co.	60,710	9,848,376
Royal Gold Inc.	63,688	6,700,615
Ryerson Holding Corp.	16,772	436,911
Schnitzer Steel Industries Inc., Class A	26,084	1,354,281
Solitario Zinc Corp.(a)(b)	34,776	17,385
Steel Dynamics Inc.	191,132	11,863,563
SunCoke Energy Inc.	64,243	423,361
Synalloy Corp.(a)(b)	8,840	145,241
TimkenSteel Corp.(a)(b)	35,151	579,992
U.S. Antimony Corp.(a)	69,358	34,526
United States Steel Corp.	255,043	6,072,574
Universal Stainless & Alloy Products Inc.(a)	8,479	66,899
Warrior Met Coal Inc.	42,572	1,094,526
Worthington Industries Inc.	34,210	1,869,919
		226,693,798
Mortgage Real Estate Investment — 0.1%
ACRES Commercial Realty Corp.(a)	8,273	103,164
AFC Gamma Inc.	41,345	941,012
AG Mortgage Investment Trust Inc.	12,347	126,557
AGNC Investment Corp.	499,513	7,512,676
Security	Shares	Value

Mortgage Real Estate Investment (continued)
Annaly Capital Management Inc.	1,277,549	$9,990,433
Apollo Commercial Real Estate Finance Inc.	124,714	1,641,236
Arbor Realty Trust Inc.	125,724	2,303,264
Ares Commercial Real Estate Corp.	30,122	437,974
Arlington Asset Investment Corp., Class A(a)	106,111	371,388
ARMOUR Residential REIT Inc.	147,984	1,451,723
Blackstone Mortgage Trust Inc., Class A	164,015	5,022,139
BrightSpire Capital Inc.	80,141	822,247
Broadmark Realty Capital Inc.	123,295	1,162,672
Cherry Hill Mortgage Investment Corp.	16,548	136,852
Chimera Investment Corp.	248,020	3,740,142
Dynex Capital Inc.	23,285	389,092
Ellington Financial Inc.	52,396	895,448
Ellington Residential Mortgage REIT	10,850	112,731
Franklin BSP Realty Trust Inc.	22,574	337,256
Granite Point Mortgage Trust Inc.	57,061	668,184
Great Ajax Corp.	19,796	260,515
Hannon Armstrong Sustainable Infrastructure
Capital Inc.	67,734	3,598,030
Invesco Mortgage Capital Inc.	387,308	1,076,716
KKR Real Estate Finance Trust Inc.	68,913	1,435,458
Ladder Capital Corp.	82,523	989,451
Lument Finance Trust Inc.	16,408	63,007
Manhattan Bridge Capital Inc.	879	4,835
MFA Financial Inc.	370,723	1,690,497
New Residential Investment Corp.	435,441	4,663,573
New York Mortgage Trust Inc.	449,244	1,671,188
Orchid Island Capital Inc.	138,422	622,899
PennyMac Mortgage Investment Trust.	84,634	1,466,707
Ready Capital Corp.	80,568	1,259,278
Redwood Trust Inc.	107,038	1,411,831
Starwood Property Trust Inc.	270,440	6,571,692
TPG RE Finance Trust Inc.	67,938	836,996
Two Harbors Investment Corp.	253,739	1,464,074
Western Asset Mortgage Capital Corp.	50,247	106,021
		67,358,958
Multi-Utilities — 0.6%
Ameren Corp.	247,653	22,043,593
Black Hills Corp.	60,654	4,280,353
CenterPoint Energy Inc.	574,996	16,048,138
CMS Energy Corp.	260,306	16,932,905
Consolidated Edison Inc.	331,318	28,268,052
Dominion Energy Inc.	786,653	61,799,460
DTE Energy Co.	183,094	21,887,057
MDU Resources Group Inc.	208,251	6,422,461
NiSource Inc.	365,192	10,082,951
NorthWestern Corp.	54,895	3,137,798
Public Service Enterprise Group Inc.	487,241	32,513,592
Sempra Energy	305,120	40,361,274
Unitil Corp.	11,037	507,592
WEC Energy Group Inc.	304,603	29,567,813
		293,853,039
Multiline Retail — 0.5%
Big Lots Inc.	36,915	1,663,021
Dillard’s Inc., Class A	5,850	1,433,367
Dollar General Corp.	225,611	53,205,842
Dollar Tree Inc.(a)	218,981	30,771,210
Franchise Group Inc.	33,291	1,736,459
Kohl’s Corp.	156,163	7,712,891
Macy’s Inc.	250,339	6,553,875

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Nordstrom Inc.(a)	103,413	$2,339,202
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	58,396	2,989,291
Target Corp.	470,376	108,863,821
		217,268,979
Oil, Gas & Consumable Fuels — 2.4%
Adams Resources & Energy Inc.	606	16,853
Aemetis Inc.(a)(b)	17,399	214,008
Alto Ingredients Inc.(a)	58,899	283,304
Altus Midstream Co., Class A	5,145	315,440
Amplify Energy Corp.(a)	67,825	210,936
Antero Midstream Corp.	305,774	2,959,892
Antero Resources Corp.(a)(b)	296,509	5,188,907
APA Corp.	360,752	9,700,621
Arch Resources Inc.	17,396	1,588,603
Barnwell Industries Inc.(a)	747	2,174
Berry Corp.	39,873	335,731
Brigham Minerals Inc., Class A	68,403	1,442,619
California Resources Corp.	78,799	3,365,505
Callon Petroleum Co.(a)	43,163	2,039,452
Camber Energy Inc.(a)	1	1
Centennial Resource Development Inc./DE, Class A(a)	183,061	1,094,705
Centrus Energy Corp., Class A(a)(b)	8,101	404,321
Cheniere Energy Inc.	229,549	23,280,860
Chesapeake Energy Corp.	94,317	6,085,333
Chevron Corp.	1,838,781	215,780,950
Civitas Resources Inc.	52,791	2,585,175
Clean Energy Fuels Corp.(a)	222,931	1,366,567
CNX Resources Corp.(a)	230,575	3,170,406
Comstock Resources Inc.(a)	49,349	399,233
ConocoPhillips	1,289,002	93,040,164
CONSOL Energy Inc.(a)(b)	26,361	598,658
Continental Resources Inc./OK.	50,495	2,260,156
Coterra Energy Inc.	776,977	14,762,563
Crescent Energy Inc.(a)(b)	18,699	237,103
CVR Energy Inc.	26,100	438,741
Delek U.S. Holdings Inc.(a)	79,547	1,192,410
Denbury Inc.(a)(b)	49,307	3,776,423
Devon Energy Corp.	605,850	26,687,692
Diamondback Energy Inc.	163,895	17,676,076
Dorian LPG Ltd.	19,105	242,442
DTE Midstream LLC(a)	95,388	4,576,716
Earthstone Energy Inc., Class A(a)(b)	34,135	373,437
EOG Resources Inc.	566,481	50,320,507
EQT Corp.(a)	269,915	5,886,846
Equitrans Midstream Corp.	403,797	4,175,261
Evolution Petroleum Corp.	29,643	149,697
Exxon Mobil Corp.	4,039,798	247,195,240
Falcon Minerals Corp.	69,260	337,296
Gevo Inc.(a)(b)	195,865	838,302
Green Plains Inc.(a)	22,860	794,614
Gulfport Energy Operating Corp.(a)(b)	11,513	829,281
Hallador Energy Co.(a)	17,373	42,738
Harvest Natural Resources Inc.(a)(c)	8,626	3,019
Hess Corp.	263,888	19,535,629
HollyFrontier Corp.	146,101	4,789,191
Houston American Energy Corp.(a)	2,346	3,355
International Seaways Inc.	53,143	780,139
Kinder Morgan Inc.	1,870,314	29,663,180
Kosmos Energy Ltd.(a)	328,252	1,135,752
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum Inc.(a)(b)	7,822	$470,337
Lightbridge Corp.(a)(b)	502	3,326
Magnolia Oil & Gas Corp., Class A	158,111	2,983,555
Marathon Oil Corp.	734,573	12,061,689
Marathon Petroleum Corp.	614,043	39,292,612
Matador Resources Co.	116,156	4,288,480
Murphy Oil Corp.	149,705	3,908,798
NACCO Industries Inc., Class A	560	20,322
New Fortress Energy Inc.(b)	48,466	1,169,969
NextDecade Corp.(a)(b)	188,726	537,869
Northern Oil and Gas Inc.	34,211	704,062
Oasis Petroleum Inc.	18,614	2,345,178
Occidental Petroleum Corp.	854,721	24,778,362
ONEOK Inc.	434,970	25,558,837
Overseas Shipholding Group Inc., Class A(a)(b)	17,582	33,054
Ovintiv Inc.	259,061	8,730,356
Par Pacific Holdings Inc.(a)	41,643	686,693
PBF Energy Inc., Class A(a)	99,155	1,286,040
PDC Energy Inc.	102,632	5,006,389
Peabody Energy Corp.(a)	71,605	721,062
PEDEVCO Corp.(a)	1,000	1,060
Penn Virginia Corp.(a)	14,004	376,988
Phillips 66	421,770	30,561,454
PHX Minerals Inc.	51,892	112,606
Pioneer Natural Resources Co.	218,369	39,716,954
PrimeEnergy Resources Corp.(a)	174	12,009
Range Resources Corp.(a)	239,420	4,268,859
Renewable Energy Group Inc.(a)(b)	50,459	2,141,480
REX American Resources Corp.(a)	8,493	815,328
Ring Energy Inc.(a)(b)	95,446	217,617
SandRidge Energy Inc.(a)	17,813	186,324
SM Energy Co.	136,327	4,018,920
Southwestern Energy Co.(a)(b)	983,559	4,583,385
Talos Energy Inc.(a)	24,781	242,854
Targa Resources Corp.	221,291	11,560,242
Tellurian Inc.(a)(b)	393,744	1,212,732
Texas Pacific Land Corp.	6,084	7,598,125
U.S. Energy Corp. Wyoming(a)	571	1,867
Uranium Energy Corp.(a)(b)	264,293	885,382
Valero Energy Corp.	387,248	29,086,197
Vertex Energy Inc.(a)(b)	17,199	77,911
W&T Offshore Inc.(a)(b)	89,461	288,959
Whiting Petroleum Corp.(a)	36,828	2,382,035
Williams Companies Inc. (The)	1,153,459	30,036,072
World Fuel Services Corp.	70,743	1,872,567
		1,121,019,141
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	17,363	636,701
Glatfelter Corp.	42,529	731,499
Louisiana-Pacific Corp.	92,697	7,262,810
Mercer International Inc.	42,964	515,138
Neenah Inc.	17,198	795,923
Resolute Forest Products Inc.	62,512	954,558
Schweitzer-Mauduit International Inc.	26,879	803,682
Sylvamo Corp.(a)	34,702	967,839
Verso Corp., Class A	33,774	912,574
		13,580,724
Personal Products — 0.2%
Beauty Health Co. (The)(a)(b)	77,909	1,882,282
BellRing Brands Inc., Class A(a)	38,225	1,090,559

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Coty Inc., Class A(a)	295,340	$3,101,070
Cyanotech Corp.(a)	812	2,598
Edgewell Personal Care Co.	52,785	2,412,802
elf Beauty Inc.(a)	55,627	1,847,373
Estee Lauder Companies Inc. (The), Class A	223,357	82,686,761
Herbalife Nutrition Ltd.(a)(b)	105,011	4,298,100
Honest Co. Inc. (The)(a)(b)	47,632	385,343
Inter Parfums Inc.	17,295	1,848,836
LifeMD Inc.(a)	40,504	156,751
Lifevantage Corp.(a)(b)	16,621	105,045
Mannatech Inc.	256	9,810
Medifast Inc.	10,910	2,284,881
Natural Alternatives International Inc.(a)	880	11,123
Natural Health Trends Corp.	8,465	57,308
Nature’s Sunshine Products Inc.	8,703	161,006
Nu Skin Enterprises Inc., Class A	46,244	2,346,883
Revlon Inc., Class A(a)(b)	8,996	102,015
Summer Infant Inc.(a)(b)	887	9,216
United-Guardian Inc.(b)	17,066	279,882
USANA Health Sciences Inc.(a)	11,021	1,115,325
Veru Inc.(a)(b)	50,170	295,501
		106,490,470
Pharmaceuticals — 3.2%
9 Meters Biopharma Inc.(a)(b)	95,129	93,103
AcelRx Pharmaceuticals Inc.(a)(b)	97,836	54,808
Acer Therapeutics Inc.(a)	368	846
Aclaris Therapeutics Inc.(a)	31,711	461,078
Adamis Pharmaceuticals Corp.(a)(b)	53,213	32,194
Aerie Pharmaceuticals Inc.(a)(b)	41,480	291,190
Aerpio Pharmaceuticals Inc., NVS(b)	132,554	1
Agile Therapeutics Inc.(a)(b)	43,515	21,240
Alimera Sciences Inc.(a)(b)	11,021	56,427
Amneal Pharmaceuticals Inc.(a)	92,384	442,519
Amphastar Pharmaceuticals Inc.(a)(b)	46,686	1,087,317
Ampio Pharmaceuticals Inc.(a)(b)	254,002	144,781
ANI Pharmaceuticals Inc.(a)	8,919	410,987
Antares Pharma Inc.(a)	139,425	497,747
Aquestive Therapeutics Inc.(a)	9,092	35,368
Arvinas Inc.(a)	43,034	3,534,813
Assertio Holdings Inc.(a)	30,126	65,675
Atea Pharmaceuticals Inc.(a)	51,964	464,558
Athira Pharma Inc.(a)(b)	25,906	337,555
Avenue Therapeutics Inc.(a)	6,742	6,122
Axsome Therapeutics Inc.(a)(b)	26,379	996,599
Aytu BioPharma Inc.(a)	23,795	32,123
Baudax Bio Inc.(a)	3,060	671
BioDelivery Sciences International Inc.(a)	68,357	211,907
Bristol-Myers Squibb Co.	2,138,792	133,353,681
Cara Therapeutics Inc.(a)(b)	51,976	633,068
Cassava Sciences Inc.(a)(b)	33,199	1,450,796
Catalent Inc.(a)	166,194	21,277,818
cbdMD Inc.(a)(b)	116,195	125,491
Citius Pharmaceuticals Inc.(a)(b)	253,383	390,210
Clearside Biomedical Inc.(a)	35,702	98,180
Collegium Pharmaceutical Inc.(a)	34,271	640,182
Contra Palisade Bio Inc., NVS(b)	97	3
Contra Ritter Pharmace(b)(c)	14,465	978
Corcept Therapeutics Inc.(a)(b)	103,982	2,058,844
CorMedix Inc.(a)(b)	22,533	102,525
Cumberland Pharmaceuticals Inc.(a)	9,553	44,612
Security	Shares	Value

Pharmaceuticals (continued)
Cymabay Therapeutics Inc.(a)	59,847	$202,283
Dare Bioscience Inc.(a)(b)	643	1,286
Durect Corp.(a)	133,582	131,698
Elanco Animal Health Inc.(a)	463,218	13,146,127
Eli Lilly & Co.	764,359	211,131,243
Eloxx Pharmaceuticals Inc.(a)(b)	43,353	30,347
Endo International PLC(a)	204,694	769,649
Esperion Therapeutics Inc.(a)	24,659	123,295
Eton Pharmaceuticals Inc.(a)(b)	10,324	44,290
Evofem Biosciences Inc.(a)(b)	127,468	47,864
Evoke Pharma Inc.(a)(b)	70,404	39,412
Evolus Inc.(a)(b)	21,323	138,813
Eyenovia Inc.(a)(b)	10,544	42,176
EyePoint Pharmaceuticals Inc.(a)	3,549	43,440
Fulcrum Therapeutics Inc.(a)	29,106	514,885
Harmony Biosciences Holdings Inc.(a)(b)	24,623	1,049,925
Harrow Health Inc.(a)	61,906	534,868
Hepion Pharmaceuticals Inc.(a)(b)	46,633	53,162
Hoth Therapeutics Inc.(a)	1	1
Innoviva Inc.(a)	78,973	1,362,284
Intra-Cellular Therapies Inc.(a)	69,534	3,639,410
Jaguar Health Inc.(a)(b)	26,629	27,694
Jazz Pharmaceuticals PLC(a)	57,611	7,339,641
Johnson & Johnson	2,524,728	431,905,219
Kala Pharmaceuticals Inc.(a)	55,426	67,065
Kaleido Biosciences Inc.(a)(b)	6,068	14,503
KemPharm Inc.(a)(b)	56,019	487,925
Kiora Pharmaceuticals Inc.(a)	42	63
Lannett Co. Inc.(a)(b)	34,914	56,561
Lipocine Inc.(a)(b)	78,697	77,997
Liquidia Corp.(a)(b)	33,649	163,871
Marinus Pharmaceuticals Inc.(a)(b)	27,563	327,448
Merck & Co. Inc.	2,436,421	186,727,305
MyMD Pharmaceuticals Inc.(a)	2	12
Nektar Therapeutics(a)(b)	172,958	2,336,663
NGM Biopharmaceuticals Inc.(a)	25,348	448,913
NovaBay Pharmaceuticals Inc.(a)	657	247
Novan Inc.(a)(b)	9,654	40,257
Nuvation Bio Inc.(a)(b)	152,448	1,295,808
Ocular Therapeutix Inc.(a)(b)	77,609	540,935
Ocuphire Pharma Inc.(a)	266	992
Odonate Therapeutics Inc.(a)(b)	19,340	26,109
Omeros Corp.(a)(b)	54,031	347,419
Onconova Therapeutics Inc.(a)	3	8
Opiant Pharmaceuticals Inc.(a)	2,506	84,277
Optinose Inc.(a)(b)	62,957	101,990
Organon & Co.	246,105	7,493,897
Osmotica Pharmaceuticals PLC(a)(b)	7,934	8,569
Otonomy Inc.(a)(b)	18,147	37,746
Pacira BioSciences Inc.(a)	44,449	2,674,496
Palisade Bio Inc.(a)(b)	16	21
Paratek Pharmaceuticals Inc.(a)(b)	26,485	118,918
Perrigo Co. PLC	132,874	5,168,799
Pfizer Inc.	5,372,682	317,256,872
Phathom Pharmaceuticals Inc.(a)(b)	10,482	206,181
Phibro Animal Health Corp., Class A	25,815	527,142
Pliant Therapeutics Inc.(a)	19,893	268,555
PLx Pharma Inc.(a)(b)	11,240	90,032
Prestige Consumer Healthcare Inc.(a)	52,295	3,171,692
ProPhase Labs Inc.	123	882

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Provention Bio Inc.(a)(b)	49,751	$279,601
Pulmatrix Inc.(a)	15	7
Reata Pharmaceuticals Inc., Class A(a)(b)	27,067	713,757
Recro Pharma Inc.(a)(b)	9,461	16,178
Relmada Therapeutics Inc.(a)	11,401	256,865
Restorbio Inc., NVS(a)(b)(c)	9,608	—
Revance Therapeutics Inc.(a)(b)	61,655	1,006,210
Royalty Pharma PLC, Class A	341,098	13,592,755
Satsuma Pharmaceuticals Inc.(a)	6,321	28,444
scPharmaceuticals Inc.(a)(b)	2,486	12,480
SCYNEXIS Inc.(a)(b)	13,844	84,448
Seelos Therapeutics Inc.(a)(b)	59,071	96,286
Seelos Therapeutics Inc. New(c)	43	23
Sonoma Pharmaceuticals Inc.(a)	609	2,777
Supernus Pharmaceuticals Inc.(a)	51,933	1,514,366
TFF Pharmaceuticals Inc.(a)(b)	8,751	77,621
TherapeuticsMD Inc.(a)(b)	241,341	85,797
Theravance Biopharma Inc.(a)	46,333	511,980
Timber Pharmaceuticals Inc.(a)	19	7
Titan Pharmaceuticals Inc.(a)	60	61
Trevi Therapeutics Inc.(a)	6,020	4,709
Tricida Inc.(a)(b)	24,508	234,296
Viatris Inc.	1,178,503	15,945,146
VYNE Therapeutics Inc.(a)	71,535	72,966
WaVe Life Sciences Ltd.(a)	27,622	86,733
Xeris Biopharma Holdings Inc.(a)	53,206	155,894
Zoetis Inc.	456,080	111,297,202
Zogenix Inc.(a)(b)	63,247	1,027,764
Zynerba Pharmaceuticals Inc.(a)(b)	27,301	78,627
		1,519,128,199
Professional Services — 0.7%
Acacia Research Corp.(a)	28,907	148,293
Akerna Corp.(a)(b)	11,654	20,394
Alight Inc., Class A(a)(b)	236,486	2,556,414
ASGN Inc.(a)(b)	52,707	6,504,044
Barrett Business Services Inc.	8,452	583,695
BGSF Inc.	23,576	338,316
Booz Allen Hamilton Holding Corp.	127,720	10,829,379
CACI International Inc., Class A(a)	22,572	6,076,608
CBIZ Inc.(a)	44,392	1,736,615
Clarivate PLC(a)(b)	358,086	8,422,183
CoStar Group Inc.(a)	381,876	30,179,660
CRA International Inc.	8,698	812,045
DLH Holdings Corp.(a)(b)	819	16,970
Dun & Bradstreet Holdings Inc.(a)(b)	132,644	2,717,875
Equifax Inc.	115,651	33,861,456
Exponent Inc.	51,752	6,041,011
First Advantage Corp.(a)	38,660	736,086
Forrester Research Inc.(a)	8,843	519,349
Franklin Covey Co.(a)	16,689	773,702
FTI Consulting Inc.(a)(b)	35,866	5,502,562
GEE Group Inc.(a)	802	457
Heidrick & Struggles International Inc.	17,320	757,404
Hill International Inc.(a)(b)	122,397	238,674
HireQuest Inc.	3,385	68,242
Hudson Global Inc.(a)	1,946	56,084
Huron Consulting Group Inc.(a)	18,773	936,773
ICF International Inc.	17,553	1,800,060
IHS Markit Ltd.	383,684	50,999,277
Insperity Inc.	37,016	4,371,960
Security	Shares	Value

Professional Services (continued)
Jacobs Engineering Group Inc.	127,846	$17,799,998
KBR Inc.	131,948	6,283,364
Kelly Services Inc., Class A, NVS	26,487	444,187
Kforce Inc.	26,618	2,002,206
Korn Ferry	52,813	3,999,528
Legalzoomcom Inc.(a)(b)	24,766	397,990
Leidos Holdings Inc.	137,478	12,221,794
ManpowerGroup Inc.	52,066	5,067,584
ManTech International Corp./VA, Class A	25,467	1,857,308
Mastech Digital Inc.(a)	1,268	21,645
Mistras Group Inc.(a)	16,911	125,649
Nielsen Holdings PLC	348,435	7,146,402
RCM Technologies Inc.(a)(b)	9,059	64,500
Red Violet Inc.(a)(b)	1,041	41,317
Resources Connection Inc.	34,936	623,258
Robert Half International Inc.	105,219	11,734,023
Science Applications International Corp.	52,482	4,386,970
Skillsoft Corp.(a)	86,120	787,998
TransUnion	184,243	21,847,535
TriNet Group Inc.(a)	43,049	4,100,848
TrueBlue Inc.(a)	35,864	992,357
Upwork Inc.(a)(b)	115,494	3,945,275
Verisk Analytics Inc.	155,367	35,537,094
Volt Information Sciences Inc.(a)(b)	8,914	25,940
Willdan Group Inc.(a)(b)	8,458	297,722
		319,358,080
Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA(a)	9,316	104,526
American Realty Investors Inc.(a)	779	9,854
AMREP Corp.(a)(b)	692	10,518
CBRE Group Inc., Class A(a)	323,026	35,051,551
CKX Lands Inc.(a)	229	2,565
Comstock Holding Companies Inc.(a)	285	1,388
Cushman & Wakefield PLC(a)(b)	154,551	3,437,214
Doma Holdings Inc.(a)(b)	167,690	851,865
Douglas Elliman Inc.	60,125	691,438
eXp World Holdings Inc.(b)	61,130	2,059,470
Forestar Group Inc.(a)	33,622	731,279
FRP Holdings Inc.(a)	8,042	464,828
Howard Hughes Corp. (The)(a)(b)	42,589	4,334,708
InterGroup Corp. (The)(a)	126	6,804
Jones Lang LaSalle Inc.(a)	47,126	12,692,917
JW Mays Inc.(a)	106	4,305
Kennedy-Wilson Holdings Inc.	130,176	3,108,603
Marcus & Millichap Inc.(a)	25,561	1,315,369
Maui Land & Pineapple Co. Inc.(a)	8,434	84,003
Newmark Group Inc., Class A(b)	154,071	2,881,128
Opendoor Technologies Inc.(a)(b)	384,137	5,612,242
RE/MAX Holdings Inc., Class A	17,066	520,342
Realogy Holdings Corp.(a)	111,246	1,870,045
Redfin Corp.(a)(b)	103,200	3,961,848
RMR Group Inc. (The), Class A	10,746	372,671
St Joe Co. (The)	38,087	1,982,428
Stratus Properties Inc.(a)	8,024	293,438
Tejon Ranch Co.(a)	13,008	248,193
Transcontinental Realty Investors Inc.(a)	269	10,518
Trinity Place Holdings Inc.(a)(b)	159,319	293,147
WeWork Inc., Class A(a)(b)	141,424	1,216,246
Zillow Group Inc., Class A(a)(b)	38,484	2,394,474

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Zillow Group Inc., Class C, NVS(a)(b)	165,530	$10,569,090
		97,189,015
Road & Rail — 1.1%
AMERCO	9,679	7,029,180
ArcBest Corp.	25,488	3,054,737
Avis Budget Group Inc.(a)	39,821	8,257,681
Covenant Logistics Group Inc., Class A(a)	9,385	248,046
CSX Corp.	2,110,831	79,367,246
Heartland Express Inc.	44,249	744,268
Hertz Global Holdings Inc.(a)(b)	41,360	1,033,586
HyreCar Inc.(a)	15,082	71,036
JB Hunt Transport Services Inc.	81,038	16,564,167
Knight-Swift Transportation Holdings Inc.	159,643	9,728,644
Landstar System Inc.	36,266	6,492,339
Lyft Inc., Class A(a)	303,448	12,966,333
Marten Transport Ltd.	53,865	924,323
Norfolk Southern Corp.	231,677	68,972,560
Old Dominion Freight Line Inc.	88,763	31,810,884
PAM Transportation Services Inc.(a)	1,346	95,579
Patriot Transportation Holding Inc.	681	5,496
Ryder System Inc.	51,557	4,249,844
Saia Inc.(a)	25,560	8,614,487
Schneider National Inc., Class B	43,958	1,182,910
TuSimple Holdings Inc., Class A(a)(b)	32,522	1,165,914
Uber Technologies Inc.(a)	1,623,596	68,077,380
Union Pacific Corp.	613,773	154,627,832
Universal Logistics Holdings Inc.	8,550	161,253
USA Truck Inc.(a)	8,621	171,385
Werner Enterprises Inc.	55,958	2,666,958
XPO Logistics Inc.(a)	99,111	7,674,165
Yellow Corp.(a)	41,086	517,273
		496,475,506
Semiconductors & Semiconductor Equipment — 5.9%
ACM Research Inc., Class A(a)(b)	9,342	796,592
Advanced Micro Devices Inc.(a)	1,167,579	168,014,618
Aehr Test Systems(a)(b)	16,609	401,606
Allegro MicroSystems Inc.(a)(b)	44,392	1,606,103
Alpha & Omega Semiconductor Ltd.(a)	26,504	1,605,082
Ambarella Inc.(a)	34,212	6,941,273
Amkor Technology Inc.	102,673	2,545,264
Amtech Systems Inc.(a)(b)	8,896	87,892
Analog Devices Inc.	515,736	90,650,917
Applied Materials Inc.	872,728	137,332,478
Atomera Inc.(a)(b)	17,297	348,016
Axcelis Technologies Inc.(a)	27,243	2,031,238
AXT Inc.(a)	34,773	306,350
Broadcom Inc.	393,568	261,884,083
Brooks Automation Inc	69,701	7,186,870
CEVA Inc.(a)	18,527	801,107
Cirrus Logic Inc.(a)	50,592	4,655,476
CMC Materials Inc.	28,018	5,370,770
Cohu Inc.(a)	40,681	1,549,539
CVD Equipment Corp.(a)	8,004	32,976
CyberOptics Corp.(a)	8,435	392,228
Diodes Inc.(a)	45,640	5,011,728
eMagin Corp.(a)	18,315	23,626
Enphase Energy Inc.(a)	131,658	24,085,515
Entegris Inc.	131,926	18,282,305
First Solar Inc.(a)	95,205	8,298,068
FormFactor Inc.(a)	72,400	3,310,128
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
GSI Technology Inc.(a)(b)	17,609	$81,530
Ichor Holdings Ltd.(a)	22,986	1,058,046
Impinj Inc.(a)	22,740	2,017,038
indie Semiconductor Inc., Class A(a)(b)	87,005	1,043,190
Intel Corp.	3,887,440	200,203,160
inTEST Corp.(a)(b)	8,533	108,540
KLA Corp.	144,933	62,337,133
Kopin Corp.(a)(b)	60,521	247,531
Kulicke & Soffa Industries Inc.	55,424	3,355,369
Lam Research Corp.	135,582	97,503,795
Lattice Semiconductor Corp.(a)	125,590	9,677,965
MACOM Technology Solutions Holdings Inc., Class H(a)	51,340	4,019,922
Marvell Technology Inc.	792,754	69,358,047
MaxLinear Inc.(a)	68,705	5,179,670
Meta Materials Inc.(a)(b)	226,969	558,344
Microchip Technology Inc.	524,642	45,675,333
Micron Technology Inc.	1,078,728	100,483,513
MKS Instruments Inc.	56,106	9,771,982
Monolithic Power Systems Inc.	41,248	20,348,876
Navitas Semiconductor Corp.(a)	74,175	1,261,717
NeoPhotonics Corp.(a)	41,298	634,750
NVE Corp.	7,863	537,043
NVIDIA Corp.	2,399,495	705,715,474
NXP Semiconductors NV	255,109	58,108,728
ON Semiconductor Corp.(a)(b)	421,810	28,649,335
Onto Innovation Inc.(a)(b)	46,356	4,692,618
PDF Solutions Inc.(a)(b)	26,028	827,430
Peraso Inc.(a)	293	1,231
Photronics Inc.(a)	58,741	1,107,268
Pixelworks Inc.(a)	26,022	114,497
Power Integrations Inc.	57,861	5,374,708
Qorvo Inc.(a)	106,791	16,701,044
QUALCOMM Inc.	1,075,561	196,687,840
QuickLogic Corp.(a)	3,444	17,599
Rambus Inc.(a)	110,261	3,240,571
Rubicon Technology Inc.(a)	842	7,553
Semtech Corp.(a)	61,131	5,436,380
Silicon Laboratories Inc.(a)	36,648	7,564,880
SiTime Corp.(a)	12,433	3,637,150
Skyworks Solutions Inc.	159,424	24,733,039
SMART Global Holdings Inc.(a)	15,636	1,110,000
SolarEdge Technologies Inc.(a)(b)	51,205	14,366,587
SunPower Corp.(a)(b)	73,081	1,525,200
Synaptics Inc.(a)	34,997	10,131,981
Teradyne Inc.	160,337	26,219,910
Texas Instruments Inc.	884,426	166,687,768
Trio-Tech International(a)	311	4,177
Ultra Clean Holdings Inc.(a)	37,189	2,133,161
Universal Display Corp.	43,006	7,097,280
Veeco Instruments Inc.(a)	43,772	1,246,189
Wolfspeed Inc.(a)	111,260	12,435,530
Xilinx Inc.	236,356	50,114,563
		2,744,704,033
Software — 9.9%
8x8 Inc.(a)	113,313	1,899,126
A10 Networks Inc.	45,404	752,798
ACI Worldwide Inc.(a)	112,926	3,918,532
Adobe Inc.(a)	454,451	257,700,984
Agilysys Inc.(a)	16,841	748,751

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Alarm.com Holdings Inc.(a)	44,879	$3,806,188
Altair Engineering Inc., Class A(a)(b)	50,292	3,888,577
Alteryx Inc., Class A(a)(b)	61,032	3,692,436
American Software Inc./GA, Class A	26,052	681,781
Amplitude Inc.(a)(b)	26,885	1,423,292
Anaplan Inc.(a)(b)	153,700	7,047,145
ANSYS Inc.(a)	84,655	33,956,814
Appfolio Inc., Class A(a)(b)	18,485	2,237,794
Appian Corp.(a)(b)	37,701	2,458,482
AppLovin Corp., Class A(a)(b)	25,317	2,386,380
Aquamed Technologies Inc.	1,090	—
Asana Inc., Class A(a)	75,285	5,612,497
Aspen Technology Inc.(a)	68,761	10,465,424
Asure Software Inc.(a)	6,940	54,340
AudioEye Inc.(a)(b)	2,856	20,049
Autodesk Inc.(a)(b)	211,669	59,519,206
Avalara Inc.(a)(b)	88,650	11,445,602
Avaya Holdings Corp.(a)(b)	64,664	1,280,347
AvePoint Inc.(a)(b)	89,949	565,779
Aware Inc./MA(a)	17,509	55,153
Benefitfocus Inc.(a)(b)	27,076	288,630
Bentley Systems Inc., Class B(b)	176,670	8,538,461
Bill.com Holdings Inc.(a)(b)	89,739	22,358,472
Black Knight Inc.(a)	150,189	12,449,166
Blackbaud Inc.(a)	45,486	3,592,484
Blackline Inc.(a)(b)	54,317	5,623,982
Bottomline Technologies DE Inc.(a)	40,786	2,303,185
Box Inc., Class A(a)	150,332	3,937,195
BSQUARE Corp.(a)	9,051	15,477
BTRS Holdings Inc.(a)	58,385	456,571
C3.ai Inc., Class A(a)	67,427	2,107,094
Cadence Design Systems Inc.(a)	264,848	49,354,425
CCC Intelligent Solutions Holdings Inc.(a)	78,568	894,890
CDK Global Inc.	120,777	5,041,232
Cerence Inc.(a)(b)	35,752	2,740,033
Ceridian HCM Holding Inc.(a)(b)	128,224	13,394,279
ChannelAdvisor Corp.(a)	25,374	626,230
Citrix Systems Inc.	121,587	11,500,914
Cleanspark Inc.(a)(b)	43,587	414,948
Clear Secure Inc., Class A(a)(b)	20,014	627,839
CommVault Systems Inc.(a)	40,702	2,805,182
Confluent Inc., Class A(a)(b)	64,682	4,931,356
Consensus Cloud Solutions Inc.(a)	14,830	858,212
CoreCard Corp.(a)	7,893	306,248
Coupa Software Inc.(a)(b)	70,238	11,101,116
Crowdstrike Holdings Inc., Class A(a)(b)	201,520	41,261,220
Datadog Inc., Class A(a)	249,512	44,440,582
Datto Holding Corp.(a)	27,337	720,330
Digimarc Corp.(a)(b)	11,665	460,534
Digital Turbine Inc.(a)(b)	86,528	5,277,343
DocuSign Inc.(a)	189,083	28,799,232
Dolby Laboratories Inc., Class A	62,670	5,967,437
Domo Inc., Class B(a)	28,554	1,416,278
Dropbox Inc., Class A(a)	288,406	7,077,483
Duck Creek Technologies Inc.(a)(b)	72,160	2,172,738
Dynatrace Inc.(a)	194,276	11,724,557
E2open Parent Holdings Inc.(a)(b)	193,995	2,184,384
Ebix Inc.	26,002	790,461
eGain Corp.(a)	17,473	174,381
Elastic NV(a)(b)	70,522	8,680,553
Security	Shares	Value

Software (continued)
Envestnet Inc.(a)	48,715	$3,865,048
Everbridge Inc.(a)(b)	34,843	2,345,979
Evolving Systems Inc.(a)	8,841	19,804
Fair Isaac Corp.(a)	26,400	11,448,888
Five9 Inc.(a)	64,779	8,895,452
Fortinet Inc.(a)	130,175	46,784,895
Freshworks Inc.(a)(b)	35,714	937,850
Gitlab Inc., Class A(a)(b)	1,899	165,213
Greenidge Generation Holdings Inc.(a)	651	10,449
GSE Systems Inc.(a)	9,442	16,146
GTY Technology Holdings Inc.(a)(b)	22,898	153,417
Guidewire Software Inc.(a)(b)	81,866	9,294,247
HubSpot Inc.(a)(b)	43,200	28,475,280
InterDigital Inc.	34,467	2,468,871
Intrusion Inc.(a)	31,727	109,141
Intuit Inc.	270,383	173,915,753
Inuvo Inc.(a)	18,411	9,758
Issuer Direct Corp.(a)(b)	318	9,365
Jamf Holding Corp.(a)(b)	40,917	1,555,255
Kaspien Holdings Inc.(a)	364	3,858
KnowBe4 Inc., Class A(a)	37,544	861,259
Latch Inc.(a)(b)	87,028	658,802
LivePerson Inc.(a)(b)	55,596	1,985,889
MANDIANT Inc.(a)(b)	238,876	4,189,885
Manhattan Associates Inc.(a)	62,811	9,766,482
Marathon Digital Holdings Inc.(a)(b)	88,736	2,915,865
Marin Software Inc.(a)	1,625	6,029
Matterport Inc.(a)(b)	176,892	3,651,051
McAfee Corp., Class A	48,926	1,261,802
Microsoft Corp.	7,203,903	2,422,816,657
MicroStrategy Inc., Class A(a)(b)	7,292	3,970,421
Mimecast Ltd.(a)	55,864	4,445,098
Mitek Systems Inc.(a)(b)	63,207	1,121,924
Model N Inc.(a)(b)	20,987	630,240
Momentive Global Inc.(a)	116,905	2,472,541
N-Able Inc.(a)(b)	97,403	1,081,173
nCino Inc.(a)(b)	54,120	2,969,023
NCR Corp.(a)(b)	130,031	5,227,246
NetSol Technologies Inc.(a)	8,829	34,786
New Relic Inc.(a)(b)	54,129	5,952,025
NortonLifeLock Inc.	574,930	14,936,681
Nuance Communications Inc.(a)	269,958	14,934,077
Nutanix Inc., Class A(a)	203,817	6,493,610
NXT-ID Inc.(a)	25	77
Oblong Inc.(a)	1,121	1,155
Olo Inc., Class A(a)	63,846	1,328,635
ON24 Inc.(a)	15,380	266,843
OneSpan Inc.(a)	27,436	464,491
Oracle Corp.	1,546,615	134,880,294
Pagerduty Inc.(a)(b)	73,682	2,560,450
Palantir Technologies Inc., Class A(a)	1,554,968	28,315,967
Palo Alto Networks Inc.(a)(b)	94,965	52,872,713
Park City Group Inc.(a)(b)	16,592	96,565
Paycom Software Inc.(a)	47,014	19,519,743
Paycor HCM Inc.(a)(b)	28,630	824,830
Paylocity Holding Corp.(a)	37,658	8,893,313
Pegasystems Inc.	41,520	4,642,766
Phunware Inc.(a)	24,150	63,515
Ping Identity Holding Corp.(a)	65,710	1,503,445
Progress Software Corp.	44,468	2,146,470

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
PROS Holdings Inc.(a)(b)	34,289	$1,182,628
PTC Inc.(a)	105,141	12,737,832
Q2 Holdings Inc.(a)(b)	50,293	3,995,276
Qualtrics International Inc., Class A(a)	97,029	3,434,827
Qualys Inc.(a)	34,782	4,772,786
Qumu Corp.(a)	9,373	19,871
Rapid7 Inc.(a)(b)	52,468	6,174,959
RealNetworks Inc.(a)(b)	38,820	38,044
Rekor Systems Inc.(a)(b)	53,227	348,637
Rimini Street Inc.(a)	16,717	99,800
RingCentral Inc., Class A(a)	79,179	14,834,186
Riot Blockchain Inc.(a)(b)	75,309	1,681,650
SailPoint Technologies Holdings Inc.(a)(b)	90,128	4,356,788
salesforce.com Inc.(a)	941,772	239,332,518
Seachange International Inc.(a)(b)	31,272	50,035
SecureWorks Corp., Class A(a)	8,877	141,766
SentinelOne Inc., Class A(a)(b)	55,897	2,822,240
ServiceNow Inc.(a)	192,556	124,990,025
ShotSpotter Inc.(a)(b)	7,704	227,422
Smartsheet Inc., Class A(a)	124,955	9,677,765
Smith Micro Software Inc.(a)(b)	15,197	74,769
Splunk Inc.(a)	158,727	18,367,888
Sprout Social Inc., Class A(a)	43,396	3,935,583
SPS Commerce Inc.(a)	34,752	4,946,947
SRAX Inc.(a)(b)	11,267	50,589
SS&C Technologies Holdings Inc.	215,753	17,687,431
Sumo Logic Inc.(a)(b)	82,086	1,113,086
Synchronoss Technologies Inc.(a)(b)	55,070	134,371
Synopsys Inc.(a)	146,919	54,139,652
Telos Corp.(a)	57,533	887,159
Tenable Holdings Inc.(a)	87,200	4,802,104
Teradata Corp.(a)	97,111	4,124,304
Terawulf Inc.(a)	237	3,567
Trade Desk Inc. (The), Class A(a)(b)	420,150	38,502,546
Tyler Technologies Inc.(a)	38,529	20,726,676
UiPath Inc., Class A(a)(b)	273,627	11,801,533
Unity Software Inc.(a)(b)	152,117	21,751,210
Upland Software Inc.(a)	19,820	355,571
Varonis Systems Inc.(a)	108,682	5,301,508
Verb Technology Co. Inc.(a)	18,227	22,601
Verint Systems Inc.(a)(b)	61,864	3,248,479
Veritone Inc.(a)(b)	22,969	516,343
Vertex Inc., Class A(a)(b)	28,662	454,866
Viant Technology Inc., Class A(a)	16,935	164,354
VirnetX Holding Corp.(a)	49,314	128,216
VMware Inc., Class A	195,678	22,675,167
Vonage Holdings Corp.(a)	223,129	4,638,852
WM Technology Inc.(a)	62,375	373,003
Workday Inc., Class A(a)(b)	185,880	50,778,698
Workiva Inc.(a)(b)	43,634	5,693,801
Xperi Holding Corp.	103,366	1,954,651
Yext Inc.(a)	109,531	1,086,548
Zendesk Inc.(a)(b)	116,321	12,131,117
Zoom Video Communications Inc., Class A(a)	207,046	38,077,830
Zscaler Inc.(a)(b)	79,248	25,464,760
Zuora Inc., Class A(a)	127,812	2,387,528
		4,613,703,481
Specialty Retail — 2.4%
Aaron’s Co. Inc. (The)	33,498	825,726
Abercrombie & Fitch Co., Class A(a)	59,248	2,063,608
Security	Shares	Value

Specialty Retail (continued)
Academy Sports & Outdoors Inc.(a)(b)	70,023	$3,074,010
Advance Auto Parts Inc.	61,768	14,816,908
American Eagle Outfitters Inc.	134,083	3,394,981
America’s Car-Mart Inc./TX(a)	9,364	958,874
Arko Corp.(a)(b)	82,221	721,078
Asbury Automotive Group Inc.(a)	23,279	4,020,982
AutoNation Inc.(a)	42,103	4,919,735
AutoZone Inc.(a)	20,158	42,259,030
Barnes & Noble Education Inc.(a)	36,388	247,802
Bath & Body Works Inc.	259,256	18,093,476
Bed Bath & Beyond Inc.(a)	98,619	1,437,865
Best Buy Co. Inc.	215,836	21,928,938
Big 5 Sporting Goods Corp.	15,757	299,541
Boot Barn Holdings Inc.(a)	24,333	2,994,176
Buckle Inc. (The)	24,747	1,047,046
Build-A-Bear Workshop Inc., Class A(b)	34,905	681,346
Burlington Stores Inc.(a)	62,877	18,329,274
Caleres Inc.	44,661	1,012,911
Camping World Holdings Inc., Class A	38,029	1,536,372
CarLotz Inc.(a)(b)	98,003	222,467
CarMax Inc.(a)	157,916	20,565,401
Carvana Co.(a)(b)	85,224	19,754,071
Cato Corp. (The), Class A	35,228	604,512
Chico’s FAS Inc.(a)	128,697	692,390
Children’s Place Inc. (The)(a)(b)	17,780	1,409,776
Citi Trends Inc.(a)	8,113	768,707
Conn’s Inc.(a)(b)	26,003	611,591
Container Store Group Inc. (The)(a)	19,791	197,514
Designer Brands Inc. , Class A(a)	67,441	958,337
Dick’s Sporting Goods Inc.	61,445	7,065,560
EVgo Inc.(a)(b)	114,529	1,138,418
Express Inc.(a)(b)	72,449	223,143
Five Below Inc.(a)(b)	53,075	10,980,687
Floor & Decor Holdings Inc., Class A(a)(b)	102,481	13,323,555
Foot Locker Inc.	93,533	4,080,845
GameStop Corp., Class A(a)(b)	59,938	8,894,200
Gap Inc. (The)	210,836	3,721,255
Genesco Inc.(a)	19,368	1,242,844
Group 1 Automotive Inc.	18,079	3,529,382
GrowGeneration Corp.(a)(b)	61,660	804,663
Guess? Inc.	45,911	1,087,172
Haverty Furniture Companies Inc.	17,703	541,181
Hibbett Inc.	10,092	725,918
Home Depot Inc. (The)	1,009,456	418,934,334
J Jill Inc.(a)	2,727	52,304
Kirkland’s Inc.(a)	16,806	250,914
Lazydays Holdings Inc.(a)(b)	3,257	70,156
Leslie’s Inc.(a)	119,373	2,824,365
Lithia Motors Inc.	28,401	8,433,677
Lowe’s Companies Inc.	662,568	171,260,577
Lumber Liquidators Holdings Inc.(a)(b)	26,140	446,210
MarineMax Inc.(a)	18,873	1,114,262
Monro Inc.	34,113	1,987,764
Murphy USA Inc.	20,742	4,132,636
National Vision Holdings Inc.(a)(b)	78,343	3,759,681
O’Reilly Automotive Inc.(a)	64,317	45,422,595
ODP Corp. (The)(a)	51,950	2,040,596
OneWater Marine Inc., Class A	18,833	1,148,248
Party City Holdco Inc.(a)(b)	150,129	836,218
Penske Automotive Group Inc.	25,920	2,779,142

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Petco Health & Wellness Co. Inc.(a)(b)	85,771	$1,697,408
Recycling Asset Holdings Inc.(b)(c)	7,042	246
Rent-A-Center Inc./TX	51,159	2,457,678
RH(a)	16,875	9,043,987
Ross Stores Inc.	345,822	39,520,538
Sally Beauty Holdings Inc.(a)(b)	134,024	2,474,083
Shift Technologies Inc.(a)(b)	90,072	307,145
Shoe Carnival Inc.	16,908	660,765
Signet Jewelers Ltd.	51,391	4,472,559
Sleep Number Corp.(a)	23,477	1,798,338
Sonic Automotive Inc., Class A	26,433	1,307,112
Sportsman’s Warehouse Holdings Inc.(a)	36,397	429,485
Tilly’s Inc., Class A	16,377	263,833
TJX Companies Inc. (The)	1,154,962	87,684,715
Tractor Supply Co.	107,760	25,711,536
TravelCenters of America Inc.(a)	21,504	1,110,036
Ulta Beauty Inc.(a)	52,358	21,589,298
Urban Outfitters Inc.(a)	59,524	1,747,625
Victoria’s Secret & Co.(a)	71,675	3,980,829
Volta Inc.(a)(b)	119,914	880,169
Vroom Inc.(a)(b)	122,371	1,320,383
Warby Parker Inc.(a)(b)	25,880	1,204,973
Williams-Sonoma Inc.	72,060	12,187,508
Winmark Corp.	3,469	861,318
Xcel Brands Inc.(a)(b)	315	343
Zumiez Inc.(a)(b)	26,635	1,278,214
		1,137,291,071
Technology Hardware, Storage & Peripherals — 6.0%
3D Systems Corp.(a)	119,897	2,582,581
Apple Inc.	14,947,846	2,654,289,014
AstroNova Inc.(a)	7,965	107,528
Avid Technology Inc.(a)	50,226	1,635,861
Corsair Gaming Inc.(a)(b)	20,171	423,793
Dell Technologies Inc., Class C(a)	267,137	15,005,085
Diebold Nixdorf Inc.(a)(b)	79,202	716,778
DSS Inc.(a)(b)	16,030	10,772
Eastman Kodak Co.(a)(b)	53,018	248,124
Hewlett Packard Enterprise Co.	1,289,300	20,332,261
HP Inc.	1,109,891	41,809,594
Immersion Corp.(a)(b)	26,337	150,384
Intevac Inc.(a)(b)	18,210	85,769
IonQ Inc.(a)(b)	114,949	1,919,648
NetApp Inc.	219,694	20,209,651
One Stop Systems Inc.(a)(b)	9,655	47,792
Pure Storage Inc., Class A(a)	242,543	7,894,775
Quantum Corp.(a)	76,896	424,466
Seagate Technology Holdings PLC	206,116	23,286,986
Super Micro Computer Inc.(a)	35,663	1,567,389
TransAct Technologies Inc.(a)(b)	8,603	93,773
Turtle Beach Corp.(a)(b)	28,953	644,494
Western Digital Corp.(a)	295,321	19,257,882
Xerox Holdings Corp.	113,881	2,578,266
		2,815,322,666
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	147,114	9,549,170
Carter’s Inc.	38,592	3,906,282
Charles & Colvard Ltd.(a)	26,080	75,371
Columbia Sportswear Co.	35,781	3,486,501
Crocs Inc.(a)	60,091	7,704,868
Crown Crafts Inc.	8,770	63,758
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Culp Inc.	13	$124
Deckers Outdoor Corp.(a)(b)	27,077	9,918,576
Delta Apparel Inc.(a)(b)	8,147	242,292
Forward Industries Inc.(a)(b)	9,381	14,634
Fossil Group Inc.(a)(b)	54,512	560,928
G-III Apparel Group Ltd.(a)	35,605	984,122
Hanesbrands Inc.	350,448	5,859,490
Jerash Holdings U.S. Inc.	1,955	12,649
Kontoor Brands Inc.	44,692	2,290,465
Lakeland Industries Inc.(a)(b)	8,116	176,117
Levi Strauss & Co., Class A	77,948	1,951,038
Lululemon Athletica Inc.(a)	113,911	44,590,461
Movado Group Inc.	11,405	477,071
Nike Inc., Class B	1,222,176	203,700,074
Oxford Industries Inc.	16,836	1,709,191
PLBY Group Inc.(a)(b)	22,751	606,087
PVH Corp.(b)	72,011	7,679,973
Ralph Lauren Corp.	44,942	5,341,806
Rocky Brands Inc.	8,521	339,136
Skechers U.S.A. Inc., Class A(a)	132,927	5,769,032
Steven Madden Ltd.	78,714	3,657,840
Superior Group of Companies Inc.	8,580	188,245
Tapestry Inc.	263,591	10,701,795
Under Armour Inc., Class A(a)	183,747	3,893,599
Under Armour Inc., Class C, NVS(a)	189,964	3,426,950
Unifi Inc.(a)	16,707	386,767
Vera Bradley Inc.(a)	17,780	151,308
VF Corp.	312,889	22,909,732
Vince Holding Corp.(a)	896	7,137
Wolverine World Wide Inc.	80,169	2,309,669
		364,642,258
Thrifts & Mortgage Finance — 0.1%
1895 Bancorp of Wisconsin Inc.(a)	2,115	23,053
Axos Financial Inc.(a)	44,062	2,463,506
Blue Foundry Bancorp(a)(b)	62,952	920,988
Bridgewater Bancshares Inc.(a)	20,262	358,435
Broadway Financial Corp./DE(a)(b)	7,948	18,360
Capitol Federal Financial Inc.	134,257	1,521,132
CF Bankshares Inc.(b)	1,726	36,004
Columbia Financial Inc.(a)	50,421	1,051,782
Elmira Savings Bank	668	15,270
ESSA Bancorp. Inc.	8,758	151,776
Essent Group Ltd.	99,156	4,514,573
Federal Agricultural Mortgage Corp., Class C, NVS	8,771	1,086,990
FFBW Inc.(a)	2,417	28,376
First Seacoast Bancorp.(a)	2,148	22,984
Flagstar Bancorp. Inc.	43,474	2,084,144
FS Bancorp. Inc.	2,608	87,707
Greene County Bancorp. Inc.	636	23,373
Guaranty Federal Bancshares Inc.	825	26,350
Hingham Institution For Savings (The)	2,978	1,250,403
HMN Financial Inc.(a)	848	20,674
Home Bancorp. Inc.	7,978	331,167
Home Federal Bancorp. Inc./LA	506	10,024
HV Bancorp Inc.(a)(b)	1,371	30,477
IF Bancorp. Inc.	697	17,306
Impac Mortgage Holdings Inc.(a)	8,545	9,486
Income Opportunity Realty Investors Inc.(a)	108	1,291
Kearny Financial Corp./MD	78,310	1,037,607
Kentucky First Federal Bancorp.	844	6,347

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Lake Shore Bancorp. Inc.	652	$9,832
Magyar Bancorp Inc.	871	10,731
Merchants Bancorp./IN	19,775	935,951
MGIC Investment Corp.	346,416	4,995,319
Mid-Southern Bancorp Inc.	2,439	36,609
Mr Cooper Group Inc.(a)	97,575	4,060,096
New York Community Bancorp. Inc.	474,032	5,787,931
NMI Holdings Inc., Class A(a)	76,854	1,679,260
Northfield Bancorp. Inc.	31,387	507,214
Northwest Bancshares Inc.	93,733	1,327,259
Oconee Federal Financial Corp.	212	4,622
Ocwen Financial Corp.(a)(b)	8,526	340,784
PCSB Financial Corp.	27,383	521,372
PennyMac Financial Services Inc.	28,193	1,967,307
Premier Financial Corp.	34,217	1,057,647
Provident Bancorp. Inc.	19,383	360,524
Provident Financial Holdings Inc.	8,130	134,551
Provident Financial Services Inc.	61,828	1,497,474
Prudential Bancorp. Inc.	8,581	116,530
Radian Group Inc.	159,584	3,372,010
Rhinebeck Bancorp Inc.(a)(b)	3,407	36,421
Riverview Bancorp. Inc.	18,353	141,135
Rocket Companies Inc., Class A	142,156	1,990,184
Security National Financial Corp., Class A(a)	11,264	103,629
Southern Missouri Bancorp. Inc.	7,970	415,795
Sterling Bancorp Inc./MI(a)	58,680	337,410
Territorial Bancorp. Inc.	16,498	416,574
TFS Financial Corp.	61,365	1,096,593
Timberland Bancorp. Inc./WA	8,112	224,702
TrustCo Bank Corp. NY	10,149	338,063
UWM Holdings Corp.(b)	88,925	526,436
Walker & Dunlop Inc.	26,844	4,050,223
Washington Federal Inc.	77,120	2,574,266
Waterstone Financial Inc.	25,995	568,251
Western New England Bancorp. Inc.	28,653	251,000
WSFS Financial Corp.	47,861	2,398,793
WVS Financial Corp.	222	3,417
		61,345,500
Tobacco — 0.5%
22nd Century Group Inc.(a)(b)	106,314	328,510
Altria Group Inc.	1,771,292	83,941,528
Philip Morris International Inc.	1,490,354	141,583,630
Turning Point Brands Inc.	11,775	444,860
Universal Corp./VA	24,734	1,358,391
Vector Group Ltd.	120,250	1,380,470
		229,037,389
Trading Companies & Distributors — 0.3%
Air Lease Corp.	104,325	4,614,295
Applied Industrial Technologies Inc.	34,870	3,581,149
Beacon Roofing Supply Inc.(a)	46,080	2,642,688
BlueLinx Holdings Inc.(a)	8,434	807,640
Boise Cascade Co.	35,161	2,503,463
Core & Main Inc., Class A(a)(b)	34,303	1,040,753
Custom Truck One Source Inc.(a)(b)	95,093	760,744
DXP Enterprises Inc./TX(a)	9,506	244,019
EVI Industries Inc.(a)(b)	7,835	244,687
Fastenal Co.	539,308	34,548,070
GATX Corp.	35,065	3,653,422
Global Industrial Co.	11,844	484,420
GMS Inc.(a)	43,663	2,624,583
Security	Shares	Value

Trading Companies & Distributors (continued)
H&E Equipment Services Inc.	26,986	$1,194,670
Herc Holdings Inc.	21,121	3,306,493
Hudson Technologies Inc.(a)(b)	26,384	117,145
Huttig Building Products Inc.(a)	17,202	190,426
India Globalization Capital Inc.(a)(b)	33,990	33,191
Lawson Products Inc./DE(a)(b)	8,023	439,259
McGrath RentCorp.	26,735	2,145,751
MRC Global Inc.(a)	95,924	659,957
MSC Industrial Direct Co. Inc., Class A	44,080	3,705,365
NOW Inc.(a)	104,244	890,244
Rush Enterprises Inc., Class A	38,414	2,137,355
Rush Enterprises Inc., Class B	13,907	750,561
SiteOne Landscape Supply Inc.(a)(b)	43,971	10,653,294
Titan Machinery Inc.(a)	17,308	583,106
Transcat Inc.(a)	8,471	782,975
Triton International Ltd.	60,335	3,633,977
United Rentals Inc.(a)	68,838	22,874,179
Univar Solutions Inc.(a)	173,270	4,912,204
Veritiv Corp.(a)	9,747	1,194,690
Watsco Inc.	32,576	10,192,379
WESCO International Inc.(a)(b)	45,958	6,047,613
Willis Lease Finance Corp.(a)	7,975	300,259
WW Grainger Inc.	42,319	21,931,399
		156,426,425
Water Utilities — 0.1%
American States Water Co.	35,852	3,708,531
American Water Works Co. Inc.	174,244	32,907,722
Artesian Resources Corp., Class A, NVS	8,533	395,334
Cadiz Inc.(a)	26,596	102,660
California Water Service Group	50,264	3,611,971
Essential Utilities Inc.	224,016	12,027,419
Middlesex Water Co.	16,133	1,940,800
Pure Cycle Corp.(a)	18,040	263,384
SJW Group	26,939	1,971,935
York Water Co. (The)	10,595	527,419
		57,457,175
Wireless Telecommunication Services — 0.1%
Gogo Inc.(a)(b)	109,243	1,478,058
Shenandoah Telecommunications Co.	46,267	1,179,808
Spok Holdings Inc.	16,376	152,788
T-Mobile U.S. Inc.(a)(b)	562,654	65,256,611
Telephone and Data Systems Inc.	102,745	2,070,312
U.S. Cellular Corp.(a)(b)	11,758	370,612
		70,508,189
Total Common Stocks — 99.7%
(Cost: $30,124,289,688)		46,595,355,888

Warrants

Pharmaceuticals — 0.0%
Salarius Pharmaceuticals Inc., (Expires 01/20/25)(a)(b)	19,965	—

Total Warrants — 0.0%
(Cost: $0)		—

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	983,097,913	983,392,842

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	88,420,000	$88,420,000
		1,071,812,842
Total Short-Term Investments — 2.3%
(Cost: $1,071,551,220)		1,071,812,842

Total Investments in Securities — 102.0%
(Cost: $31,195,840,908)		47,667,168,730

Other Assets, Less Liabilities — (2.0)%		(948,462,808)

Net Assets — 100.0%		$46,718,705,922

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$669,664,975	$313,967,019	(a)	$—	$(61,296)	$(177,856)	$983,392,842	983,097,913	$3,663,304	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,500,000	56,920,000	(a)	—	—	—	88,420,000	88,420,000	4,053		—
BlackRock Inc.	93,431,477	14,701,363		(2,937,468)	1,714,156	18,999,199	125,908,727	137,521	1,627,563		—
					$1,652,860	$18,821,343	$1,197,721,569		$5,294,920		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	448	03/18/22	$106,590	$1,792,896
S&P Mid 400 E-Mini Index	35	03/18/22	9,932	217,020
				$2,009,916

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
December 31, 2021

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$46,595,075,446	$3	$280,439	$46,595,355,888
Warrants	—	—	—	—
Money Market Funds	1,071,812,842	—	—	1,071,812,842
	$47,666,888,288	$3	$280,439	$47,667,168,730
Derivative financial instruments(a)
Assets
Futures Contracts	$2,009,916	$—	$—	$2,009,916

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust